UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2009	SBL A (Equity Series)

	Shares	Value
COMMON STOCKS - 97.6%
Advertising - 1.6%
Omnicom Group, Inc.	81,000	$2,992,140

Aerospace & Defense - 6.1%
Goodrich Corporation	51,260	2,785,468
Honeywell International, Inc.	78,565	2,918,689
ITT Corporation	54,440	2,839,046
Precision Castparts Corporation	1,333	135,793
United Technologies Corporation	39,400	2,400,642

		11,079,638

Air Freight & Logistics - 1.7%
FedEx Corporation	42,000	3,159,240

Asset Management & Custody Banks - 0.2%
Bank of New York Mellon Corporation	10,700	310,193

Building Products - 1.5%
USG Corporation *	161,000	2,765,980

Coal & Consumable Fuels - 1.3%
Peabody Energy Corporation	64,800	2,411,856

Communications Equipment - 2.1%
Qualcomm, Inc.	84,765	3,812,730

Computer Hardware - 3.5%
Apple, Inc. *	21,760	4,033,650
Hewlett-Packard Company	47,900	2,261,359

		6,295,009

Construction Materials - 0.2%
Vulcan Materials Company	7,900	427,153

Consumer Finance - 0.2%
First Marblehead Corporation *	141,760	311,872

Data Processing & Outsourced Services - 2.4%
Western Union Company	231,100	4,372,412

Department Stores - 3.2%
JC Penney Company, Inc.	83,900	2,831,625
Kohl’s Corporation *	50,950	2,906,698

		5,738,323

Diversified Banks - 2.1%
U.S. Bancorp	85,875	1,877,227
Wells Fargo & Company	66,564	1,875,774

		3,753,001

Diversified Chemicals - 0.8%
Dow Chemical Company	52,500	1,368,675

Diversified Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	43,100	2,957,091

Drug Retail - 3.1%
CVS Caremark Corporation	158,730	5,673,010

Electric Utilities - 1.7%
American Electric Power Company, Inc.	648	20,082
Edison International	86,300	2,897,954

		2,918,036

Electronic Components - 1.5%
Corning, Inc.	174,780	2,675,882

Electronic Manufacturing Services - 1.0%
Tyco Electronics, Ltd.	85,200	1,898,256

Footwear - 1.8%
Nike, Inc. (Cl.B)	50,375	3,259,263

General Merchandise Stores - 1.5%
Target Corporation	60,200	2,810,136

Health Care Equipment - 3.7%
Covidien plc	105,670	4,571,285
Hospira, Inc. *	48,400	2,158,640

		6,729,925

Health Care Services - 1.0%
Medco Health Solutions, Inc. *	33,200	1,836,292

Home Entertainment Software - 1.3%
Activision Blizzard, Inc. *	192,065	2,379,685

Home Improvement Retail - 1.4%
Lowe’s Companies, Inc.	117,500	2,460,450

Household Products - 1.1%
Colgate-Palmolive Company	26,250	2,002,350

Hypermarkets & Super Centers - 2.7%
Costco Wholesale Corporation	45,100	2,546,346
Wal-Mart Stores, Inc.	47,800	2,346,502

		4,892,848

Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. *	41,600	1,172,704

Industrial Conglomerates - 4.2%
3M Company	39,000	2,878,200
General Electric Company	104,400	1,714,248
McDermott International, Inc. *	117,000	2,956,590

		7,549,038

Industrial Gases - 1.6%
Air Products & Chemicals, Inc.	37,580	2,915,456

Industrial Machinery - 1.1%
Parker Hannifin Corporation	38,100	1,975,104

Insurance Brokers - 0.7%
AON Corporation	33,100	1,346,839

Integrated Oil & Gas - 3.4%
Chevron Corporation	31,700	2,232,631
ConocoPhillips	15,200	686,432
Exxon Mobil Corporation	48,400	3,320,724

		6,239,787

Schedule of Investments
September 30, 2009	SBL A (Equity Series)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,200	$994,766

Internet Retail - 1.8%
Amazon.com, Inc. *	34,390	3,210,650

Internet Software & Services - 2.3%
Google, Inc. *	8,515	4,222,163

IT Consulting & Other Services - 1.9%
Cognizant Technology Solutions Corporation *	88,190	3,409,425

Managed Health Care - 0.8%
Aetna, Inc.	49,600	1,380,368

Movies & Entertainment - 1.0%
Time Warner, Inc.	65,400	1,882,212

Oil & Gas Drilling - 2.0%
Transocean, Ltd. *	41,840	3,578,575

Oil & Gas Equipment & Services - 1.1%
Halliburton Company	74,200	2,012,304

Oil & Gas Exploration & Production - 1.0%
Chesapeake Energy Corporation	64,200	1,823,280

Oil & Gas Storage & Transportation - 1.0%
Williams Companies, Inc.	99,500	1,778,065

Other Diversified Financial Services - 4.1%
Bank of America Corporation	168,200	2,845,944
JPMorgan Chase & Company	104,106	4,561,925

		7,407,869

Pharmaceuticals - 3.4%
Pfizer, Inc.	169,900	2,811,845
Schering-Plough Corporation	30,100	850,325
Teva Pharmaceutical Industries, Ltd. ADR	50,490	2,552,774

		6,214,944

Property & Casualty Insurance - 2.3%
Berkshire Hathaway, Inc. *	42	4,242,000

Railroads - 2.9%
Burlington Northern Santa Fe Corporation	35,025	2,796,046
Union Pacific Corporation	41,200	2,404,020

		5,200,066

Regional Banks - 0.8%
Fifth Third Bancorp	41,000	415,330
Regions Financial Corporation	178,000	1,105,380

		1,520,710

Research & Consulting Services - 1.5%
Equifax, Inc.	91,900	2,677,966

Restaurants - 1.8%
Darden Restaurants, Inc.	95,910	3,273,408

Semiconductors - 2.1%
Intel Corporation	195,050	3,817,129

Soft Drinks - 2.1%
PepsiCo, Inc.	63,810	3,743,095

Tobacco - 1.3%
Altria Group, Inc.	50,500	899,405
Philip Morris International, Inc.	30,500	1,486,570

		2,385,975

TOTAL COMMON STOCKS (cost $175,684,178)		$177,265,344

Total Investments - 97.6% [1] (cost $175,684,178)		$177,265,344
Cash & Other Assets, Less Liabilities - 2.4%		4,437,009

Total Net Assets - 100.0%		$181,702,353

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $177,374,286.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.7%
Precision Castparts Corporation	4,180	$425,817
United Technologies Corporation	117,300	7,147,089

		7,572,906

Air Freight & Logistics - 3.7%
FedEx Corporation	134,743	10,135,368

Asset Management & Custody Banks - 0.4%
Bank of New York Mellon Corporation	34,700	1,005,953

Building Products - 3.0%
USG Corporation *	483,300	8,303,094

Computer Hardware - 2.3%
Hewlett-Packard Company	137,300	6,481,933

Construction Materials - 0.5%
Vulcan Materials Company	25,400	1,373,378

Consumer Finance - 0.3%
First Marblehead Corporation *	434,540	955,988

Data Processing & Outsourced Services - 5.1%
Western Union Company	737,500	13,953,500

Department Stores - 3.2%
JC Penney Company, Inc.	263,700	8,899,875

Diversified Banks - 4.6%
U.S. Bancorp	277,806	6,072,839
Wells Fargo & Company	242,405	6,830,973

		12,903,812

Diversified Chemicals - 1.7%
Dow Chemical Company	176,400	4,598,748

Drug Retail - 2.4%
CVS Caremark Corporation	186,200	6,654,788

Electric Utilities - 3.4%
American Electric Power Company, Inc.	2,087	64,676
Edison International	282,400	9,482,992

		9,547,668

Electronic Manufacturing Services - 2.2%
Tyco Electronics, Ltd.	273,950	6,103,606

Exchange Traded Funds - 1.0%
iShares Russell 1000 Value Index Fund	49,500	2,746,755

Health Care Equipment - 4.0%
Covidien plc	101,650	4,397,379
Hospira, Inc. *	148,000	6,600,800

		10,998,179

Health Care Services - 2.1%
Medco Health Solutions, Inc. *	106,500	5,890,515

Home Improvement Retail - 2.6%
Lowe’s Companies, Inc.	343,500	7,192,890

Hypermarkets & Super Centers - 5.3%
Costco Wholesale Corporation	126,400	7,136,544
Wal-Mart Stores, Inc.	154,500	7,584,405

		14,720,949

Independent Power Producers & Energy Traders - 1.4%
NRG Energy, Inc. *	133,500	3,763,365

Industrial Conglomerates - 5.4%
General Electric Company	337,200	5,536,824
McDermott International, Inc. *	379,900	9,600,073

		15,136,897

Industrial Machinery - 2.3%
Parker Hannifin Corporation	125,700	6,516,288

Insurance Brokers - 1.6%
AON Corporation	106,900	4,349,761

Integrated Oil & Gas - 7.0%
Chevron Corporation	98,600	6,944,398
ConocoPhillips	41,200	1,860,592
Exxon Mobil Corporation	151,700	10,408,137

		19,213,127

Integrated Telecommunication Services - 1.2%
Windstream Corporation	331,932	3,362,471

Managed Health Care - 1.6%
Aetna, Inc.	158,000	4,397,140

Movies & Entertainment - 2.5%
Time Warner, Inc.	237,533	6,836,200

Oil & Gas Equipment & Services - 2.4%
Halliburton Company	244,000	6,617,280

Oil & Gas Exploration & Production - 1.8%
Chesapeake Energy Corporation	179,200	5,089,280

Oil & Gas Storage & Transportation - 1.9%
Williams Companies, Inc.	300,700	5,373,509

Other Diversified Financial Services - 1.1%
JPMorgan Chase & Company	69,469	3,044,132

Pharmaceuticals - 1.0%
Schering-Plough Corporation	97,400	2,751,550

Property & Casualty Insurance - 4.8%
Berkshire Hathaway, Inc. *	135	13,635,000

Schedule of Investments
September 30, 2009	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Railroads - 2.8%
Union Pacific Corporation	132,300	$7,719,705

Regional Banks - 1.8%
Fifth Third Bancorp	133,000	1,347,290
Regions Financial Corporation	575,500	3,573,855

		4,921,145

Research & Consulting Services - 3.1%
Equifax, Inc.	295,500	8,610,870

Tobacco - 2.4%
Altria Group, Inc.	108,000	1,923,480
Philip Morris International, Inc.	97,100	4,732,654

		6,656,134

TOTAL COMMON STOCKS (cost $271,517,798)		$268,033,759

	Principal Amount	Value
COMMERCIAL PAPER - 1.8%
Banking - 0.7%
JP Morgan Chase & Company
0.12%, 10/02/2009[1]	$2,000,000	$1,999,993

Consumer Products - 1.1%
Procter & Gamble International Funding
0.10%, 10/07/2009[1,2]	3,000,000	2,999,950

TOTAL COMMERCIAL PAPER (cost $4,999,943)		$4,999,943

REPURCHASE AGREEMENT - 1.7%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $4,649,006 (Collateralized by FFCB, 3.375%, 11/18/11 & GNR, 3.50%, 5/16/39 with a combined value of $4,741,980) [1]	4,649,000	4,649,000

TOTAL REPURCHASE AGREEMENT (cost $4,649,000)		$4,649,000

Total Investments - 100.1% [3] (cost $281,166,741)		$277,682,702
Liabilities, Less Cash & Other Assets - (0.1)%		(228,635)

Total Net Assets - 100.0%		$277,454,067

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $285,203,490.

plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs established by ASC 820.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,999,950 (cost $2,999,950), or 1.1% of total net assets.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL C (Money Market Series)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.3%
Other Non-Agency - 0.3%
Small Business Administration Pools
#503308, 0.75%, 10/0109[1,2]	$65,369	$65,369
#503343, 0.88%, 10/01/09[1,2]	125,750	125,750
#503347, 0.88%, 10/01/09[1,2]	74,366	74,366
#502353, 1.00%, 10/01/09[1,2]	32,319	32,319
#503295, 0.75%, 10/01/09[1,2]	69,419	68,589
#503303, 0.75%, 10/01/09[1,2]	126,258	124,748

		$491,141

TOTAL ASSET BACKED SECURITIES (cost $493,603)		$491,141

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 50.5%
Federal Farm Credit Bank
0.08%, 10/9/2009[1]	4,000,000	3,999,951
0.19%, 10/26/2009[1,2]	2,000,000	1,999,756
0.21%, 10/29/2009	1,200,000	1,199,963
0.46%, 11/17/2009	1,072,000	1,071,930
0.65%, 11/18/2009	3,500,000	3,499,766
0.40%, 12/1/2009	2,865,000	2,864,756
0.34%, 12/18/2009	1,000,000	999,892
0.50%, 6/1/2010	2,000,000	2,001,586
Federal Home Loan Mortgage Corporation
0.25%, 10/13/2009	1,000,000	999,987
0.28%, 11/2/2009	2,000,000	1,999,912
0.25%, 11/5/2009	2,500,000	2,499,877
0.36%, 11/12/2009	1,810,000	1,809,895
0.27%, 11/23/2009	2,000,000	1,999,852
0.23%, 12/21/2009	1,500,000	1,499,831
0.13%, 1/27/2010	2,300,000	2,299,020
Federal Home Loan Bank
0.56%, 10/1/2009[1,2]	1,000,000	1,000,000
0.55%, 10/27/2009	2,000,000	1,999,942
0.50%, 11/18/2009[2,3]	2,000,000	2,000,574
1.20%, 12/4/2009	1,500,000	1,499,867
0.50%, 12/15/2009[2,3]	1,500,000	1,500,623
0.29%, 12/28/2009	2,200,000	2,199,732
0.50%, 2/24/2010[2,3]	1,500,000	1,500,567
0.63%, 8/17/2010	2,500,000	2,500,987
Federal National Mortgage Association
0.48%, 10/1/2009	3,200,000	3,200,000
1.05%, 10/2/2009	1,500,000	1,499,999
0.31%, 10/5/2009	1,700,000	1,699,993
0.27%, 10/7/2009	3,600,000	3,599,975
0.32%, 10/21/2009	5,500,000	5,499,878
0.46%, 10/26/2009	1,000,000	999,972
0.49%, 10/27/2009	1,000,000	999,971
0.38%, 10/28/2009	2,700,000	2,699,919
0.65%, 11/2/2009	3,500,000	3,499,846
0.27%, 11/3/2009	2,400,000	2,399,890
0.28%, 11/4/2009	1,300,000	1,299,939
0.29%, 11/16/2009	3,100,000	3,099,802
0.27%, 11/18/2009	3,700,000	3,699,751
0.27%, 11/25/2009	2,700,000	2,699,795
0.75%, 12/1/2009	1,000,000	999,915
0.48%, 12/3/2009	2,250,000	2,249,802
0.50%, 12/7/2009	2,600,000	2,599,758
0.20%, 1/22/2010	2,000,000	1,999,372
0.17%, 2/24/2010	1,300,000	1,299,104

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $90,964,240)		$90,994,947

COMMERCIAL PAPER - 49.0%
Automotive - 3.9%
Toyota Motor Credit Corporation
0.18%, 11/06/2009	2,500,000	2,499,550
0.16%, 11/09/2009	2,200,000	2,199,619
0.16%, 11/10/2009	2,300,000	2,299,591

		6,998,760

Banking - 4.8%
JP Morgan Chase Funding
0.23%, 10/16/2009[4]	2,400,000	2,399,770
0.23%, 10/19/2009[4]	2,200,000	2,199,768
0.22%, 10/26/2009[4]	1,200,000	1,199,812
0.19%, 11/20/2009[4]	3,000,000	2,999,208

		8,798,558

Brokerage - 1.7%
Goldman Sachs Group, Inc.
0.16%, 10/08/2009	2,995,000	2,994,907

Consumer Products - 7.5%
Procter & Gamble International Funding
0.19%, 10/14/2009[4]	1,500,000	1,499,889
0.20%, 10/22/2009[4]	2,000,000	1,999,768
0.20%, 10/23/2009[4]	2,000,000	1,999,757
Siemens Capital Company
0.16%, 10/06/2009[4]	2,000,000	1,999,956
Unilever Capital Corporation
0.13%, 10/16/2009[4]	1,000,000	999,946
0.13%, 10/20/2009[4]	1,000,000	999,931
0.13%, 10/30/2009	2,000,000	1,999,791
0.13%, 11/04/2009	2,000,000	1,999,754

		13,498,792

Electric - 5.7%
Florida Power & Light Company
0.15%, 10/13/2009	1,600,000	1,599,920
FPL Group Capital, Inc.
0.17%, 10/05/2009[4]	2,000,000	1,999,962
0.15%, 10/16/2009[4]	1,000,000	999,938
0.15%, 10/20/2009	2,600,000	2,599,794
Southern Company
0.17%, 10/05/2009[4]	1,000,000	999,981
Southern Company Funding Corporation
0.18%, 10/06/2009[4]	2,000,000	1,999,950

		10,199,545

Food & Beverage - 8.5%
Coca-Cola Company
0.21%, 10/08/2009	1,100,000	1,099,955
0.16%, 11/17/2009	1,600,000	1,599,666
0.15%, 11/19/2009	3,500,000	3,499,204

Schedule of Investments
September 30, 2009	SBL C (Money Market Series)

	Principal
	Amount	Value
COMMERCIAL PAPER - 49.0% (continued)
Food & Beverage - 8.5% (continued)
Coca-Cola Company (continued)
0.20%, 12/03/2009	$1,000,000	$999,650
Nestle Capital Corporation
0.17%, 11/10/2009[4]	2,000,000	1,999,622
0.18%, 11/24/2009[4]	2,000,000	1,999,288
0.20%, 12/02/2009[4]	4,200,000	4,198,235

		15,395,620

Life Insurance - 0.8%
General Reinsurance Corporation
0.16%, 10/16/2009	1,500,000	1,499,900

Non U.S. Banking - 6.4%
BNP Paribas Finance, Inc.
0.19%, 10/13/2009	2,000,000	1,999,873
0.20%, 10/14/2009	3,800,000	3,799,732
0.20%, 10/29/2009	2,000,000	1,999,689
0.22%, 11/23/2009	1,180,000	1,179,618
Royal Bank of Canada
0.16%, 11/13/2009	2,500,000	2,499,522

		11,478,434

Oil Field Services - 0.6%
BP Capital Markets plc
0.21%, 11/16/2009[4]	1,000,000	999,722

Pharmaceuticals - 7.1%
Abbott Laboratories
0.20%, 10/19/2009[4]	1,765,000	1,764,823
0.20%, 10/29/2009[4]	1,485,000	1,484,773
0.17%, 11/06/2009[4]	1,105,000	1,104,812
0.21%, 11/23/2009[4]	2,500,000	2,499,130
0.17%, 11/30/2009[4]	2,000,000	1,999,433
Johnson & Johnson, Inc.
0.25%, 10/13/2009[4]	2,000,000	1,999,863
Pfizer, Inc.
0.32%, 11/03/2009[4]	2,000,000	1,999,626

		12,852,460

Retailers - 2.0%
Wal-Mart Stores, Inc.
0.17%, 11/30/2009[4]	3,600,000	3,599,007

TOTAL COMMERCIAL PAPER (cost $88,316,051)		$88,315,705

Total Investments - 99.8% [5] (cost $179,773,894)		$179,801,793
Cash & Other Assets, Less Liabilities - 0.2%		366,292

Total Net Assets - 100.0%		$180,168,085

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $179,773,894.

plc	Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2009.

[2]	Maturity date indicated is next interest reset date.

[3]	Step Up/Down

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $49,945,970 (cost $49,946,316), or 27.7% of total net assets.

[5]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL D (Global Series)

	Shares	Value
COMMON STOCKS - 48.7%
Airlines - 1.9%
Allegiant Travel Company *	138,914	$5,291,234

Asset Management & Custody Banks - 0.5%
AllianceBernstein Holding, LP	51,200	1,396,736

Cable & Satellite - 3.5%
Comcast Corporation	266,000	4,492,740
Time Warner Cable, Inc.	115,900	4,994,132

		9,486,872

Communications Equipment - 1.4%
Cisco Systems, Inc. *	165,443	3,894,528

Computer Hardware - 2.6%
Apple, Inc. *	39,017	7,232,581

Construction & Farm Machinery & Heavy Trucks - 0.5%
Trinity Industries, Inc.	85,363	1,467,390

Drug Retail - 0.6%
CVS Caremark Corporation	44,200	1,579,708

Education Services - 2.8%
Apollo Group, Inc. *	24,600	1,812,282
ITT Educational Services, Inc. *	53,460	5,902,519

		7,714,801

Electric Utilities - 0.7%
Allegheny Energy, Inc.	68,800	1,824,576

Electrical Components & Equipment - 1.7%
Suntech Power Holdings Company, Ltd. ADR *	154,720	2,351,744
Thomas & Betts Corporation *	80,200	2,412,416

		4,764,160

Exchange Traded Funds - 1.6%
iShares Russell 2000 Index Fund	75,900	4,571,457

Food Retail - 0.4%
Kroger Company	50,666	1,045,746

Gold - 1.7%
Randgold Resources, Ltd. ADR	67,025	4,683,707

Health Care Services - 3.0%
Express Scripts, Inc. *	85,499	6,633,012
Medco Health Solutions, Inc. *	25,000	1,382,750

		8,015,762

Home Entertainment Software - 0.8%
Shanda Interactive Entertainment, Ltd. ADR *	44,900	2,298,880

Household Products - 1.4%
Kimberly-Clark Corporation	66,755	3,937,210

Independent Power Producers & Energy Traders - 0.4%
Mirant Corporation *	61,900	1,017,017

Integrated Oil & Gas - 1.3%
Occidental Petroleum Corporation	47,300	3,708,320

Internet Software & Services - 2.1%
Netease.com ADR *	123,940	5,661,579

Investment Banking & Brokerage - 2.6%
Goldman Sachs Group, Inc.	39,082	7,204,767

Life Sciences Tools & Services - 2.2%
Life Technologies Corporation *	132,571	6,171,180

Multi-Line Insurance - 1.0%
Hartford Financial Services Group, Inc.	109,300	2,896,450

Oil & Gas Exploration & Production - 1.5%
Forest Oil Corporation *	213,800	4,184,066

Oil & Gas Refining & Marketing - 0.8%
World Fuel Services Corporation	47,000	2,259,290

Other Diversified Financial Services - 1.6%
JPMorgan Chase & Company	100,340	4,396,899

Packaged Foods & Meats - 0.3%
American Italian Pasta Company *	34,500	937,710

Personal Products - 0.6%
Bare Escentuals, Inc. *	148,700	1,768,043

Pharmaceuticals - 0.4%
Watson Pharmaceuticals, Inc. *	29,800	1,091,872

Property & Casualty Insurance - 3.2%
ACE, Ltd.	127,548	6,818,716
Aspen Insurance Holdings, Ltd.	43,800	1,159,386
Tower Group, Inc.	32,400	790,236

		8,768,338

Specialized Finance - 0.4%
PHH Corporation *	61,600	1,222,144

Systems Software - 1.9%
Check Point Software Technologies *	190,005	5,386,642

Tobacco - 3.3%
Altria Group, Inc.	213,133	3,795,899

Schedule of Investments
September 30, 2009	SBL D (Global Series)

	Shares	Value
COMMON STOCKS - 48.7% (continued)
Tobacco - 3.3% (continued)
Philip Morris International, Inc.	105,352	$5,134,856

		8,930,755

TOTAL COMMON STOCKS (cost $113,891,509)		$134,810,420

FOREIGN STOCKS - 49.5%
Aerospace & Defense - 2.3%
BAE Systems plc	996,670	5,563,513
MTU Aero Engines Holding AG	19,272	912,624

		6,476,137

Automobile Manufacturers - 1.8%
Honda Motor Company, Ltd.	165,100	5,084,950

Casinos & Gaming - 0.9%
William Hill plc	902,234	2,541,971

Communications Equipment - 2.2%
Tandberg ASA	258,100	6,179,494

Construction & Engineering - 0.4%
Imtech N.V.	48,856	1,245,798

Diversified Banks - 4.6%
DBS Group Holdings, Ltd.	600,000	5,656,279
Standard Chartered plc	292,322	7,208,196

		12,864,475

Diversified Real Estate Activities - 0.7%
Tokyu Land Corporation	487,000	1,947,458

Electric Utilities - 1.3%
Endesa S.A.	47,182	1,559,039
Kyushu Electric Power Company, Inc.	87,492	1,983,249

		3,542,288

Electronic Components - 1.7%
Hosiden Corporation	54,800	742,875
LG Innotek Company, Ltd.	35,877	3,876,450

		4,619,325

Fertilizers & Agricultural Chemicals - 1.1%
Syngenta AG	12,829	2,947,587

Food Retail - 1.0%
Empire Company, Ltd.	33,204	1,355,512
Metro, Inc.	40,100	1,310,450

		2,665,962

Home Entertainment Software - 1.8%
UBISOFT Entertainment *	262,008	4,961,416

Integrated Oil & Gas - 2.9%
BG Group plc	318,083	5,520,386
ENI SpA	36,454	911,150
Repsol YPF S.A.	64,474	1,753,965

		8,185,501

Integrated Telecommunication Services - 2.1%
China Unicom Hong Kong, Ltd.	3,208,000	4,544,982
Telstra Corporation, Ltd.	460,775	1,329,335

		5,874,317

Internet Software & Services - 1.7%
Gree, Inc.	88,484	4,819,680

IT Consulting & Other Services - 2.4%
Atos Origin S.A.	128,699	6,497,572

Life & Health Insurance - 0.6%
CNP Assurances	17,363	1,769,204

Life Sciences Tools & Services - 1.6%
Lonza Group AG	42,710	4,657,175

Multi-Line Insurance - 1.3%
Allianz AG	19,769	2,469,715
RSA Insurance Group plc	542,341	1,160,519

		3,630,234

Multi-Utilities - 0.8%
United Utilities Group plc	289,110	2,109,128

Office Electronics - 0.5%
Neopost S.A.	16,387	1,470,717

Oil & Gas Exploration & Production - 3.7%
CNOOC, Ltd.	1,972,000	2,651,369
Oil Search, Ltd.	1,311,887	7,465,412

		10,116,781

Oil & Gas Refining & Marketing - 1.0%
Neste Oil Oyj	84,376	1,558,243
Nippon Mining Holdings, Inc.	229,500	1,129,925

		2,688,168

Packaged Foods & Meats - 6.8%
Marine Harvest *	8,431,260	6,120,122
Parmalat SpA	2,049,999	5,666,859
Toyo Suisan Kaisha, Ltd.	243,713	6,596,742

		18,383,723

Pharmaceuticals - 0.7%
Stada Arzneimittel AG	69,550	1,901,213

Property & Casualty Insurance - 1.6%
Lancashire Holdings, Ltd.	534,397	4,363,993

Regional Banks - 0.7%
Seven Bank, Ltd.[3]	735	1,817,544

Specialized Finance - 0.6%
Bolsas y Mercados Espanoles S.A.	23,944	932,392
Osaka Securities Exchange Company, Ltd.	213	968,020

		1,900,412

Tobacco - 0.7%
Japan Tobacco, Inc.	549	1,883,509

TOTAL FOREIGN STOCKS (cost $122,350,473)		$137,145,732

Schedule of Investments
September 30, 2009	SBL D (Global Series)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.3%
State Street General Account U.S. Government Fund[1]	$3,729,678	$3,729,678

TOTAL SHORT TERM INVESTMENTS (cost $3,729,678)		$3,729,678

Total Investments - 99.5% [2] (cost $239,971,660)		$275,685,830
Cash & Other Assets, Less Liabilities - 0.5%		1,373,823

Total Net Assets - 100.0%		$277,059,653

INVESTMENT CONCENTRATION
At September 30, 2009, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	39.8%	$110,179,444
Japan	9.8	26,973,952
United Kingdom	8.7	24,103,713
France	5.3	14,698,909
Switzerland	5.2	14,423,478
Norway	4.4	12,299,616
Cayman Islands	3.7	10,312,203
Papua New Guinea	2.7	7,465,412
Hong Kong	2.6	7,196,351
Italy	2.4	6,578,009
Singapore	2.0	5,656,279
Bermuda	2.0	5,523,379
Israel	1.9	5,386,642
Germany	1.9	5,283,552
Jersey	1.7	4,683,707
Spain	1.5	4,245,396
Republic of Korea	1.4	3,876,450
Canada	1.0	2,665,962
Finland	0.6	1,558,243
Australia	0.5	1,329,335
Netherlands	0.4	1,245,798

Total Investments	99.5	$275,685,830

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $253,569,328.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 2 inputs established by ASC 820.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

[3]	Security is a PFIC (Passive Foreign Investment Company).

Schedule of Investments
September 30, 2009	SBL E (Diversified Income Series)

	Principal
	Amount	Value
CORPORATE BOND - 41.6%
Banking - 1.3%
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3,4]	$650,000	$260,000
Standard Chartered plc
6.41%, 2049[1,2,3,4]	1,750,000	1,347,500

		1,607,500

Brokerage - 1.3%
Citigroup, Inc.
6.38%, 2014[4]	500,000	516,945
8.50%, 2019[4]	1,000,000	1,128,835

		1,645,780

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012[4]	600,000	642,763

Chemicals - 2.2%
PPG Industries, Inc.
7.40%, 2019[4]	650,000	742,443
Praxair, Inc.
4.38%, 2014[4]	1,000,000	1,059,466
5.20%, 2017[4]	1,000,000	1,071,969

		2,873,878

Communications - Other - 3.7%
Omnicom Group, Inc.
6.25%, 2019[4]	4,500,000	4,854,420

Consumer Cyclical - Other - 1.3%
Johns Hopkins University
5.25%, 2019[4]	1,500,000	1,604,910

Diversified Manufacturing - 1.2%
ITT Corporation
4.90%, 2014[4]	1,500,000	1,564,134

Electric - 1.6%
Arizona Public Service Company
6.38%, 2011[4]	600,000	636,986
Cincinnati Gas & Electric
5.70%, 2012[4]	600,000	653,542
East Coast Power LLC
7.07%, 2012[4]	90,357	94,407
Oncor Electric Delivery Company
6.38%, 2015[4]	600,000	665,046

		2,049,981

Entertainment - 0.6%
Walt Disney Company
4.50%, 2013[4]	700,000	747,046

Financial - Other - 3.2%
Berkshire Hathaway Finance Corporation
4.75%, 2012[4]	1,800,000	1,927,161
BP Capital Markets plc
5.25%, 2013[4]	2,000,000	2,190,858

		4,118,019

Financial Companies - Noncaptive Consumer - 0.3%
Residential Capital LLC
8.50%, 2012[4]	650,000	419,250

Financial Companies - Noncaptive Diversified - 1.7%
General Electric Capital Corporation
6.00%, 2012[4]	2,000,000	2,142,048

Food & Beverage - 2.7%
Brown-Forman Corporation
5.00%, 2014[4]	2,000,000	2,134,160
General Mills, Inc.
5.70%, 2017[4]	1,200,000	1,305,677

		3,439,837

Independent Energy - 1.4%
Devon Financing Corporation ULC
6.88%, 2011[4]	1,600,000	1,740,691

Industrial - Other - 0.8%
Airgas, Inc.
4.50%, 2014[4]	1,000,000	1,017,707

Insurance - Property & Casualty - 0.8%
RenaissanceRe Holdings, Ltd.
5.88%, 2013[4]	1,000,000	1,026,071

Natural Gas Pipelines - 0.1%
Express Pipeline, LP
6.47%, 2013[2,3,4]	165,200	167,901

Pharmaceuticals - 4.4%
AstraZeneca plc
5.90%, 2017[4]	1,750,000	1,958,050
GlaxoSmithKline Capital, Inc.
4.85%, 2013[4]	500,000	537,167
Novartis Securities Investment, Ltd.
5.13%, 2019[4]	1,000,000	1,064,559
Wyeth
5.50%, 2013[4]	2,000,000	2,165,075

		5,724,851

Technology - 0.8%
Microsoft Corporation
2.95%, 2014[4]	1,000,000	1,013,472

Telecommunications - Wireless - 1.1%
AT&T, Inc.
4.85%, 2014[4]	1,300,000	1,382,804

Transportation - Other - 0.8%
United Parcel Service, Inc.
3.88%, 2014[4]	1,000,000	1,048,494

U.S. Banking - 7.3%
American Express Bank FSB
3.15%, 2011[4]	2,000,000	2,076,334
JPMorgan Chase & Company
4.65%, 2014[4]	2,000,000	2,085,972
6.30%, 2019[4]	1,000,000	1,091,727
Raymond James Financial, Inc.
8.60%, 2019[4]	2,000,000	2,208,532

Schedule of Investments
September 30, 2009	SBL E (Diversified Income Series)

	Principal
	Amount	Value
CORPORATE BOND - 41.6% (continued)
U.S. Banking - 7.3% (continued)
Wells Fargo & Company
4.38%, 2013[4]	$2,000,000	$2,065,260

		9,527,825

Utility - Other - 2.5%
American Water Capital Corporation
6.09%, 2017[4]	3,000,000	3,160,317

TOTAL CORPORATE BOND (cost $51,206,612)		$53,519,699

PREFERRED STOCK - 0.2%
Insurance Brokers - 0.2%
Woodbourne Capital Trust I
1.53%, 2049[1,2,5,6]	300,000	48,330
Woodbourne Capital Trust II
1.57%, 2049[1,2,5,6]	300,000	48,330
Woodbourne Capital Trust III
1.58%, 2049[1,2,5,6]	300,000	48,330
Woodbourne Capital Trust IV
1.58%, 2049[1,2,5,6]	300,000	48,330

		193,320

TOTAL PREFERRED STOCK (cost $1,205,796)		$193,320

MORTGAGE BACKED SECURITIES - 3.0%
Other Non-Agency - 3.0%
C.M.O.’s - 3.0%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[1,4]	1,153,857	1,006,682
Homebanc Mortgage Trust
2006-1, 3.88%, 2037[1,4]	1,217,338	764,243
JP Morgan Alternative Loan Trust
2006-S3, 6.00%, 2036[4]	3,000,000	1,780,148
JP Morgan Mortgage Trust
2006-A3, 5.07%, 2036[1,4]	339,191	313,204

		3,864,277

		3,864,277

U.S. Government Sponsored Agencies - 0.0%
C.M.O.’s - 0.0%
Federal Home Loan Mortgage Corporation
FHR 188 H, 7.00%, 2021[4]	1,076	1,165
Federal National Mortgage Association
FNR 1990-68 J, 6.95%, 2020[4]	2,525	2,782
FNR 1990-103 K, 7.50%, 2020[4]	939	1,012

		4,959

		4,959

U.S. Government Sponsored Securities - 0.0%
Pass Through’s - 0.0%
Government National Mortgage Association
G2 181907, 9.50%, 2020[4]	1,855	2,152
#518436, 7.25%, 2029[4]	18,495	20,580

		22,732

		22,732

TOTAL MORTGAGE BACKED SECURITIES (cost $5,729,510)		$3,891,968

ASSET BACKED SECURITIES - 0.3%
Home Equity Loans - 0.3%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.51%, 2035[1,4]	500,119	408,705

TOTAL ASSET BACKED SECURITIES (cost $500,119)		$408,705

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 16.1%
Federal Home Loan Bank
0.80%, 4/30/2010[4]	4,000,000	4,010,924
1.63%, 3/16/2011[4]	9,000,000	9,117,369
3.63%, 10/18/2013[4]	1,500,000	1,579,959
5.25%, 6/18/2014[4]	1,500,000	1,681,883
5.00%, 12/21/2015[4]	2,000,000	2,193,502
Federal Home Loan Mortgage Corporation
3.75%, 3/27/2019[4]	2,000,000	2,000,976

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $20,491,038)		$20,584,613

U.S. GOVERNMENT SECURITIES - 29.6%
U.S. Treasury Notes
2.00%, 2/28/2010	7,500,000	7,555,958
0.88%, 5/31/2011[4]	2,250,000	2,255,362
1.38%, 4/15/2012[4]	4,500,000	4,519,688
1.50%, 7/15/2012[4]	6,500,000	6,532,499
3.63%, 12/31/2012[4]	2,000,000	2,133,124
2.50%, 3/31/2013[4]	5,500,000	5,658,554
3.25%, 6/30/2016[4]	4,500,000	4,609,337
2.75%, 2/15/2019[4]	3,250,000	3,101,465
3.13%, 5/15/2019[4]	1,600,000	1,574,374

TOTAL U.S. GOVERNMENT SECURITIES (cost $37,720,272)		$37,940,361

Schedule of Investments
September 30, 2009	SBL E (Diversified Income Series)

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 6.8%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $8,670,012 (Collateralized by U.S. Treasury Bill, 6/17/10 with a value of $8,843,416)[4]	$8,670,000	$8,670,000

TOTAL REPURCHASE AGREEMENT (cost $8,670,000)		$8,670,000

Total Investments - 97.6% [7] (cost $125,523,347)		$125,208,666
Cash & Other Assets, Less Liabilities - 2.4%		3,025,681

Total Net Assets - 100.0%		$128,234,347

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $126,554,113.

plc	Public Limited Company

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2009.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,775,401 (cost $2,556,416), or 1.4% of total net assets.

[4]	Value determined based on Level 2 inputs established by ASC 820.

[5]	Security was fair valued by the Valuation Committee at September 30, 2009. The total market value of fair valued securities amounts to $193,320, (cost $1,205,796) or 0.2% of total net assets.

[6]	Value determined based on Level 3 inputs established by ASC 820.

[7]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 98.0%
Advertising - 0.6%
Interpublic Group of Companies, Inc. *	5,849	$43,984
Omnicom Group, Inc.	5,806	214,474

		258,458

Aerospace & Defense - 3.2%
Boeing Company	105	5,686
General Dynamics Corporation	4,531	292,703
Honeywell International, Inc.	5,820	216,213
ITT Corporation	1,879	97,990
Lockheed Martin Corporation	1,388	108,375
Northrop Grumman Corporation	4,664	241,362
Raytheon Company	5,016	240,618
United Technologies Corporation	3,408	207,649

		1,410,596

Agricultural Products - 0.5%
Archer-Daniels-Midland Company	8,587	250,912

Air Freight & Logistics - 0.6%
FedEx Corporation	169	12,712
United Parcel Service, Inc. (Cl.B)	4,984	281,447

		294,159

Apparel Retail - 0.9%
Gap, Inc.	10,542	225,599
Ltd. Brands, Inc.	11,485	195,130

		420,729

Apparel, Accessories & Luxury Goods - 0.2%
V.F. Corporation	1,584	114,729

Application Software - 0.1%
Adobe Systems, Inc. *	1,459	48,205

Asset Management & Custody Banks - 0.8%
Ameriprise Financial, Inc.	5,883	213,730
Bank of New York Mellon Corporation	602	17,452
Invesco, Ltd.	1,865	42,447
Legg Mason, Inc.	3,380	104,881

		378,510

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.	508	12,984

Automobile Manufacturers - 0.2%
Ford Motor Company *	13,944	100,536

Biotechnology - 1.5%
Amgen, Inc. *	7,439	448,051
Biogen Idec, Inc. *	1,440	72,749
Gilead Sciences, Inc. *	3,681	171,461

		692,261

Building Products - 0.2%
Masco Corporation	6,319	81,641

Cable & Satellite - 0.1%
Comcast Corporation	4,016	67,830

Coal & Consumable Fuels - 0.0%
Peabody Energy Corporation	533	19,838

Commercial Printing - 0.4%
RR Donnelley & Sons Company	9,063	192,679

Communications Equipment - 3.0%
Cisco Systems, Inc. *	34,885	821,192
Motorola, Inc.	18,567	159,491
Qualcomm, Inc.	4,758	214,015
Tellabs, Inc. *	26,661	184,494

		1,379,192

Computer & Electronics Retail - 0.6%
Best Buy Company, Inc.	3,124	117,212
RadioShack Corporation	9,947	164,822

		282,034

Computer Hardware - 5.5%
Apple, Inc. *	3,546	657,322
Dell, Inc. *	16,360	249,654
Hewlett-Packard Company	13,886	655,558
International Business Machines Corporation	7,642	914,060
Sun Microsystems, Inc. *	907	8,245

		2,484,839

Computer Storage & Peripherals - 0.7%
EMC Corporation *	12,458	212,284
Western Digital Corporation *	2,654	96,951

		309,235

Construction & Engineering - 0.3%
Fluor Corporation	2,793	142,024
Jacobs Engineering Group, Inc. *	162	7,444

		149,468

Consumer Finance - 0.7%
American Express Company	5,452	184,823
Capital One Financial Corporation	4,127	147,458

		332,281

Data Processing & Outsourced Services - 1.1%
Automatic Data Processing, Inc.	1,430	56,199
Computer Sciences Corporation *	3,959	208,679
Convergys Corporation *	5,119	50,883
Fidelity National Information Services, Inc.	6,483	165,381
Western Union Company	1,349	25,523

		506,665

Department Stores - 0.8%
JC Penney Company, Inc.	5,196	175,364
Macy’s, Inc.	1,492	27,289
Sears Holdings Corporation *	2,273	148,450

		351,103

Distributors - 0.2%
Genuine Parts Company	2,117	80,573

Diversified Banks - 1.8%
Comerica, Inc.	764	22,668
U.S. Bancorp	2,353	51,437
Wells Fargo & Company	26,321	741,725

		815,830

Diversified Chemicals - 0.8%
Dow Chemical Company	595	15,512
E.I. Du Pont de Nemours & Company	930	29,890
Eastman Chemical Company	2,437	130,477

Schedule of Investments
September 30, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
Diversified Chemicals - 0.8% (continued)
PPG Industries, Inc.	3,878	$225,738

		401,617

Diversified Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,094	143,669

Diversified Support Services - 0.2%
Cintas Corporation	3,749	113,632

Drug Retail - 1.2%
CVS Caremark Corporation	11,353	405,756
Walgreen Company	3,827	143,398

		549,154

Electric Utilities - 1.6%
Duke Energy Corporation	8,249	129,839
Edison International	4,451	149,464
Entergy Corporation	1,414	112,922
Exelon Corporation	892	44,261
FirstEnergy Corporation	1,716	78,456
FPL Group, Inc.	117	6,462
Pepco Holdings, Inc.	8,497	126,435
PPL Corporation	2,958	89,746

		737,585

Electrical Components & Equipment - 1.0%
Cooper Industries plc	5,476	205,733
Emerson Electric Company	6,304	252,665

		458,398

Electronic Components - 0.0%
Corning, Inc.	553	8,466

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	240	20,695
Monsanto Company	829	64,165

		84,860

Food Distributors - 0.4%
Sysco Corporation	6,493	161,351

Food Retail - 0.2%
Kroger Company	2,757	56,904
Safeway, Inc.	2,147	42,339

		99,243

General Merchandise Stores - 0.3%
Big Lots, Inc. *	571	14,286
Family Dollar Stores, Inc.	3,208	84,691
Target Corporation	423	19,746

		118,723

Health Care Distributors - 0.7%
AmerisourceBergen Corporation	8,707	194,863
McKesson Corporation	2,302	137,084

		331,947

Health Care Equipment - 1.8%
Baxter International, Inc.	2,008	114,476
Becton Dickinson & Company	1,671	116,552
Boston Scientific Corporation *	819	8,673
CR Bard, Inc.	242	19,024
Hospira, Inc. *	2,252	100,439
Medtronic, Inc.	9,415	346,472
Stryker Corporation	2,691	122,252

		827,888

Health Care Services - 0.4%
Medco Health Solutions, Inc. *	3,184	176,107

Health Care Technology - 0.1%
IMS Health, Inc.	1,998	30,669

Home Improvement Retail - 0.7%
Home Depot, Inc.	12,909	343,896

Household Appliances - 0.1%
Whirlpool Corporation	653	45,684

Household Products - 2.4%
Colgate-Palmolive Company	362	27,613
Kimberly-Clark Corporation	4,678	275,908
Procter & Gamble Company	14,193	822,059

		1,125,580

Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	13,628	668,999

Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	6,029	195,159

Industrial Conglomerates - 2.5%
3M Company	5,706	421,103
General Electric Company	44,323	727,783

		1,148,886

Industrial Machinery - 1.2%
Dover Corporation	5,040	195,350
Eaton Corporation	788	44,593
Illinois Tool Works, Inc.	5,473	233,752
Parker Hannifin Corporation	1,256	65,111

		538,806

Industrial REIT’s - 0.1%
ProLogis	5,331	63,546

Integrated Oil & Gas - 8.4%
Chevron Corporation	11,873	836,215
ConocoPhillips	10,607	479,012
Exxon Mobil Corporation [1]	25,784	1,769,040
Marathon Oil Corporation	5,389	171,909
Murphy Oil Corporation	3,446	198,386
Occidental Petroleum Corporation	5,995	470,008

		3,924,570

Integrated Telecommunication Services - 2.7%
AT&T, Inc.	29,054	784,749
CenturyTel, Inc.	6,219	208,958
Verizon Communications, Inc.	8,862	268,253

		1,261,960

Internet Retail - 0.3%
Amazon.com, Inc. *	1,614	150,683

Internet Software & Services - 1.7%
eBay, Inc. *	6,031	142,392

Schedule of Investments
September 30, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
Internet Software & Services - 1.7% (continued)
Google, Inc. *	1,068	$529,568
Yahoo!, Inc. *	7,435	132,417

		804,377

Investment Banking & Brokerage - 1.4%
Goldman Sachs Group, Inc.	3,382	623,472

Life & Health Insurance - 0.7%
Lincoln National Corporation	847	21,946
MetLife, Inc.	1,308	49,796
Prudential Financial, Inc.	2,218	110,700
Torchmark Corporation	296	12,855
Unum Group	5,280	113,203

		308,500

Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	336	6,465
Thermo Fisher Scientific, Inc. *	1,716	74,938
Waters Corporation *	298	16,646

		98,049

Managed Health Care - 1.0%
Coventry Health Care, Inc. *	1,569	31,317
UnitedHealth Group, Inc.	11,327	283,628
WellPoint, Inc. *	3,503	165,902

		480,847

Metal & Glass Containers - 0.2%
Ball Corporation	169	8,315
Owens-Illinois, Inc. *	311	11,476
Pactiv Corporation *	2,246	58,508

		78,299

Movies & Entertainment - 1.9%
News Corporation *	15,503	185,881
Time Warner, Inc.	10,585	304,637
Viacom, Inc. (Cl.B) *	3,833	107,477
Walt Disney Company	8,975	246,454

		844,449

Multi-Line Insurance - 0.8%
American International Group, Inc. *	898	39,611
Genworth Financial, Inc.	5,176	61,853
Hartford Financial Services Group, Inc.	1,679	44,494
Loews Corporation *	6,719	230,125

		376,083

Multi-Sector Holdings - 0.0%
Leucadia National Corporation	179	4,425

Multi-Utilities - 1.7%
Centerpoint Energy, Inc.	9,852	122,460
DTE Energy Company	4,719	165,826
PG&E Corporation	3,805	154,064
Public Service Enterprise Group, Inc.	3,777	118,749
Sempra Energy	3,863	192,417

		753,516

Office Services & Supplies - 0.2%
Avery Dennison Corporation	2,622	94,418

Oil & Gas Drilling - 0.4%
ENSCO International, Inc.	1,178	50,112
Nabors Industries, Ltd. *	4,639	96,956
Rowan Companies, Inc.	748	17,256

		164,324

Oil & Gas Equipment & Services - 1.4%
BJ Services Company	3,950	76,749
Cameron International Corporation *	2,084	78,817
National Oilwell Varco, Inc. *	5,996	258,607
Schlumberger, Ltd.	3,560	212,176

		626,349

Oil & Gas Exploration & Production - 1.3%
Anadarko Petroleum Corporation	4,912	308,130
Apache Corporation	3,125	286,969

		595,099

Oil & Gas Refining & Marketing - 0.1%
Tesoro Corporation	1,641	24,582

Other Diversified Financial Services - 5.1%
Bank of America Corporation	44,685	756,070
Citigroup, Inc.	54,702	264,758
JPMorgan Chase & Company	22,332	978,588
Morgan Stanley	10,848	334,986

		2,334,402

Packaged Foods & Meats - 1.2%
Campbell Soup Company	1,222	39,862
Dean Foods Company *	8,052	143,245
Kellogg Company	845	41,599
Kraft Foods, Inc.	3,561	93,547
Sara Lee Corporation	7,020	78,203
Tyson Foods, Inc.	13,097	165,415

		561,871

Paper Packaging - 0.5%
Bemis Company, Inc.	3,869	100,246
Sealed Air Corporation	7,233	141,984

		242,230

Paper Products - 0.5%
International Paper Company	9,459	210,274

Pharmaceuticals - 7.1%
Abbott Laboratories	6,495	321,308
Bristol-Myers Squibb Company	3,231	72,762
Eli Lilly & Company	9,394	310,284
Forest Laboratories, Inc. *	6,828	201,016
Johnson & Johnson	12,783	778,358
Merck & Company, Inc.	8,624	272,777
Mylan, Inc. *	7,261	116,249
Pfizer, Inc.	39,006	645,549
Schering-Plough Corporation	6,809	192,354
Watson Pharmaceuticals, Inc. *	820	30,045
Wyeth	6,161	299,301

		3,240,003

Property & Casualty Insurance - 1.4%
Allstate Corporation	1,923	58,882
Chubb Corporation	2,734	137,821
Travelers Companies, Inc.	5,745	282,826

Schedule of Investments
September 30, 2009	SBL H (Enhanced Index Series)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
Property & Casualty Insurance - 1.4% (continued)
XL Capital, Ltd.	8,108	$141,566

		621,095

Publishing - 0.4%
McGraw-Hill Companies, Inc.	6,667	167,608

Railroads - 0.4%
CSX Corporation	1,749	73,213
Norfolk Southern Corporation	2,499	107,732
Union Pacific Corporation	332	19,372

		200,317

Regional Banks - 0.9%
Fifth Third Bancorp	12,938	131,062
Marshall & Ilsley Corporation	2,340	18,884
PNC Financial Services Group, Inc.	1,941	94,313
Regions Financial Corporation	11,005	68,341
SunTrust Banks, Inc.	3,654	82,398

		394,998

Residential REIT’s - 0.0%
Apartment Investment & Management Company	1,549	22,848

Restaurants - 1.0%
Darden Restaurants, Inc.	2,913	99,421
McDonald’s Corporation	6,121	349,326

		448,747

Semiconductor Equipment - 0.1%
Novellus Systems, Inc. *	1,470	30,841

Semiconductors - 2.4%
Intel Corporation	34,907	683,130
Texas Instruments, Inc.	12,615	298,849
Xilinx, Inc.	5,728	134,150

		1,116,129

Soft Drinks - 2.2%
Coca-Cola Company	6,623	355,655
Coca-Cola Enterprises, Inc.	9,724	208,191
Dr Pepper Snapple Group, Inc. *	4,249	122,159
Pepsi Bottling Group, Inc.	673	24,524
PepsiCo, Inc.	4,800	281,568

		992,097

Specialized Consumer Services - 0.2%
H&R Block, Inc.	6,018	110,611

Specialized Finance - 0.2%
CME Group, Inc.	321	98,929

Specialized REIT’s - 0.8%
HCP, Inc.	4,119	118,380
Host Hotels & Resorts, Inc.	8,435	99,280
Public Storage, Inc.	2,247	169,064

		386,724

Specialty Chemicals - 0.4%
International Flavors & Fragrances, Inc.	4,730	179,409
Sigma-Aldrich Corporation	29	1,565

		180,974

Specialty Stores - 0.2%
Office Depot, Inc. *	12,416	82,194

Steel - 0.5%
AK Steel Holding Corporation	150	2,960
Nucor Corporation	4,515	212,249
United States Steel Corporation	432	19,168

		234,377

Systems Software - 4.0%
BMC Software, Inc. *	2,843	106,698
CA, Inc.	3,655	80,373
Microsoft Corporation	43,297	1,120,959
Novell, Inc. *	2,019	9,106
Oracle Corporation	17,960	374,286
Symantec Corporation *	6,999	115,274

		1,806,696

Tobacco - 1.4%
Altria Group, Inc.	18,404	327,776
Philip Morris International, Inc.	6,545	319,003

		646,779

Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	921	82,301

Trucking - 0.0%
Ryder System, Inc.	268	10,468

Wireless Telecommunication Services - 0.4%
Sprint Nextel Corporation *	45,162	178,390

TOTAL COMMON STOCKS (cost $43,686,048)		$45,025,057

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill 0.28%, 11/19/2009[2]	$150,000	$149,987

TOTAL U.S. GOVERNMENT SECURITIES (cost $149,944)		$149,987

Total Investments - 98.3% [3] (cost $43,835,992)		$45,175,044
Cash & Other Assets, Less Liabilities - 1.7%		802,499

Total Net Assets - 100.0%		$45,977,543

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $45,460,869.

plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open futures contracts.

[2]	Value determined based on Level 2 inputs established by ASC 820.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 94.9%
Advertising - 2.2%
Omnicom Group, Inc.	92,120	$3,402,913

Aerospace & Defense - 4.7%
Goodrich Corporation	29,080	1,580,207
ITT Corporation	59,800	3,118,570
Precision Castparts Corporation	23,395	2,383,249

		7,082,026

Apparel Retail - 3.5%
Gap, Inc.	126,980	2,717,372
TJX Companies, Inc.	69,420	2,578,953

		5,296,325

Application Software - 1.3%
Nuance Communications, Inc. *	135,470	2,026,631

Asset Management & Custody Banks - 2.1%
BlackRock, Inc.	15,350	3,328,187

Casinos & Gaming - 1.6%
WMS Industries, Inc. *	55,685	2,481,324

Coal & Consumable Fuels - 1.0%
Peabody Energy Corporation	40,050	1,490,661

Computer Storage & Peripherals - 1.7%
QLogic Corporation *	155,380	2,672,536

Data Processing & Outsourced Services - 5.8%
Alliance Data Systems Corporation *	58,710	3,586,007
Global Payments, Inc.	78,925	3,685,797
Western Union Company	77,750	1,471,030

		8,742,834

Electrical Components & Equipment - 2.7%
Baldor Electric Company	97,800	2,673,852
Roper Industries, Inc.	29,800	1,519,204

		4,193,056

Exchange Traded Funds - 4.1%
iShares Russell Midcap Growth Index Fund	149,475	6,357,172

Health Care Equipment - 4.4%
Beckman Coulter, Inc.	62,710	4,323,227
Zimmer Holdings, Inc. *	47,800	2,554,910

		6,878,137

Home Entertainment Software - 2.6%
Activision Blizzard, Inc. *	327,750	4,060,823

Homefurnishing Retail - 2.5%
Bed Bath & Beyond, Inc. *	103,550	3,887,267

Hotels, Resorts & Cruise Lines - 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	66,300	2,189,889

Household Products - 1.8%
Clorox Company	47,900	2,817,478

Housewares & Specialties - 5.1%
Fortune Brands, Inc.	63,900	2,746,422
Jarden Corporation	179,025	5,025,231

		7,771,653

Industrial Gases - 4.7%
AirGas, Inc.	77,475	3,747,466
Praxair, Inc.	44,130	3,604,980

		7,352,446

Industrial Machinery - 3.0%
Dover Corporation	120,200	4,658,952

IT Consulting & Other Services - 5.2%
Amdocs, Ltd. *	113,360	3,047,117
Cognizant Technology Solutions Corporation *	128,890	4,982,887

		8,030,004

Leisure Facilities - 1.7%
Life Time Fitness, Inc. *	93,905	2,634,035

Life Sciences Tools & Services - 4.3%
Illumina, Inc. *	84,100	3,574,250
Thermo Fisher Scientific, Inc. *	69,385	3,030,043

		6,604,293

Metal & Glass Containers - 3.1%
Ball Corporation	96,026	4,724,479

Multi-Line Insurance - 1.6%
HCC Insurance Holdings, Inc.	88,775	2,427,996

Oil & Gas Drilling - 1.3%
Noble Corporation	51,885	1,969,555

Oil & Gas Equipment & Services - 3.6%
National Oilwell Varco, Inc. *	67,355	2,905,021
Weatherford International, Ltd. *	131,290	2,721,642

		5,626,663

Oil & Gas Storage & Transportation - 1.6%
Williams Companies, Inc.	133,535	2,386,270

Pharmaceuticals - 2.6%
Teva Pharmaceutical Industries, Ltd. ADR	78,005	3,943,933

Railroads - 1.7%
Union Pacific Corporation	45,440	2,651,424

Semiconductors - 5.6%
ON Semiconductor Corporation *	571,905	4,718,216
Skyworks Solutions, Inc. *	292,315	3,870,251

		8,588,467

Systems Software - 6.4%
Check Point Software Technologies *	110,575	3,134,801
Rovi Corporation *	81,100	2,724,960

Schedule of Investments
September 30, 2009	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS - 94.9% (continued)
Systems Software - 6.4% (continued)
Sybase, Inc. *	99,170	$3,857,713

		9,717,474

TOTAL COMMON STOCKS (cost $123,545,368)		$145,994,903

WARRANTS - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011[1]	358,100	3,627

TOTAL WARRANTS (cost $369,900)		$3,627

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 4.9%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $7,551,010 (Collateralized by GNR, 3.50%, 3/20/37 with a value of $7,702,233) [1]	$7,551,000	$7,551,000

TOTAL REPURCHASE AGREEMENT (cost $7,551,000)		$7,551,000

Total Investments - 99.8% [2] (cost $131,466,268)		$153,549,530
Cash & Other Assets, Less Liabilities - 0.2%		371,643

Total Net Assets - 100.0%		$153,921,173

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $133,607,612.
ADR       American Depositary Receipt

*	Non-income producing security

[1]	Value determined based on Level 2 inputs established by ASC 820.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5%
Advertising - 0.2%
Lamar Advertising Company *	1,150	$31,556
Omnicom Group, Inc.	2,500	92,350

		123,906

Aerospace & Defense - 1.4%
American Science & Engineering, Inc.	300	20,412
Boeing Company	3,190	172,739
General Dynamics Corporation	1,300	83,980
Goodrich Corporation	600	32,604
Honeywell International, Inc.	3,000	111,450
Lockheed Martin Corporation	2,100	163,968
Northrop Grumman Corporation	1,300	67,275
Precision Castparts Corporation	600	61,122
Raytheon Company	1,300	62,361
Rockwell Collins, Inc.	600	30,480
Teledyne Technologies, Inc. *	400	14,396
Triumph Group, Inc.	400	19,196
United Technologies Corporation	4,510	274,794

		1,114,777

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,400	40,908
Bunge, Ltd.	400	25,044

		65,952

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	800	46,200
Expeditors International of Washington, Inc.	1,000	35,150
FedEx Corporation	800	60,176
United Parcel Service, Inc. (Cl.B)	3,500	197,645
UTi Worldwide, Inc.	1,300	18,824

		357,995

Airlines - 0.1%
Airtran Holdings, Inc. *	1,300	8,125
AMR Corporation *	1,000	7,950
Skywest, Inc.	600	9,948
Southwest Airlines Company	5,100	48,960

		74,983

Apparel Retail - 0.2%
American Eagle Outfitters, Inc. *	1,000	16,860
Gap, Inc.	5,800	124,120
J Crew Group, Inc. *	400	14,328
Ross Stores, Inc.	700	33,439
Tween Brands, Inc. *	400	3,356

		192,103

Apparel, Accessories & Luxury Goods - 0.1%
Anvil Holdings, Inc. 1,2,*	30	30
Coach, Inc.	2,600	85,592
Fossil, Inc. *	700	19,915

		105,537

Application Software - 0.4%
Autodesk, Inc. *	6,700	159,460
Cadence Design Systems, Inc. *	2,600	19,084
Factset Research Systems, Inc.	320	21,197
Intuit, Inc. *	1,400	39,900
Jack Henry & Associates, Inc.	1,100	25,817
Salary.com, Inc. *	1,400	4,452
Symyx Technologies, Inc. *	1,800	11,916
Taleo Corporation *	700	15,848

		297,674

Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	2,040	74,113
Bank of New York Mellon Corporation	3,800	110,162
BlackRock, Inc.	50	10,841
Eaton Vance Corporation	700	19,593
Invesco, Ltd.	3,500	79,660
Janus Capital Group, Inc.	2,200	31,196
Northern Trust Corporation	1,500	87,240
State Street Corporation	2,200	115,720
Waddell & Reed Financial, Inc.	700	19,915

		548,440

Auto Parts & Equipment - 0.1%
Gentex Corporation	1,700	24,055
Johnson Controls, Inc.	3,200	81,792

		105,847

Automobile Manufacturers - 0.0%
Thor Industries, Inc.	300	9,285
Winnebago Industries	700	10,297

		19,582

Automotive Retail - 0.1%
AutoZone, Inc. *	400	58,488
Carmax, Inc. *	1,100	22,990

		81,478

Biotechnology - 1.1%
Alkermes, Inc. *	1,100	10,109
Amgen, Inc. *	4,010	241,522
Biogen Idec, Inc. *	1,100	55,572
BioMarin Pharmaceutical, Inc. *	700	12,656
Celgene Corporation *	2,700	150,930
Cephalon, Inc. *	500	29,120
Genzyme Corporation *	500	28,365
Gilead Sciences, Inc. *	5,600	260,848
Human Genome Sciences, Inc. *	2,700	50,814
Incyte Corporation, Ltd. *	800	5,400
Martek Biosciences Corporation *	400	9,036
Maxygen, Inc. *	1,500	10,035
Vertex Pharmaceuticals, Inc. *	400	15,160

		879,567

Brewers - 0.0%
Boston Beer Company, Inc. *	600	22,248
Compania Cervecerias Unidas S.A. ADR *	1,000	34,340

		56,588

Broadcasting - 0.1%
Discovery Communications, Inc. *	1,183	34,177
Discovery Communications, Inc. (Cl. C) *	2,583	67,235

		101,412

Building Products - 0.1%
Masco Corporation	3,800	49,096
Universal Forest Products, Inc.	600	23,676
USG Corporation *	600	10,308

		83,080

Cable & Satellite - 0.5%
Cablevision Systems Corporation	3,700	87,875
DISH Network Corporation *	800	15,408
Liberty Global, Inc. *	1,075	24,263
Time Warner Cable, Inc.	5,339	230,057

		357,603

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Casinos & Gaming - 0.2%
International Game Technology	1,200	$25,776
MGM Mirage *	9,301	111,984

		137,760

Catalog Retail - 0.0%
Liberty Media Corporation - Interactive *	2,600	28,522

Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. *	650	22,815
Arch Coal, Inc.	800	17,704
Consol Energy, Inc.	1,700	76,687
Massey Energy Company	100	2,789
Peabody Energy Corporation	1,800	66,996
Westmoreland Coal Company *	1,000	8,130

		195,121

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	800	23,720

Communications Equipment - 1.4%
Blue Coat Systems, Inc. *	600	13,554
Cisco Systems, Inc. *	17,000	400,180
F5 Networks, Inc. *	1,000	39,630
Finisar Corporation *	713	6,897
Ixia *	2,100	14,406
JDS Uniphase Corporation *	6,100	43,371
Juniper Networks, Inc. *	4,100	110,782
Motorola, Inc.	7,500	64,425
Palm, Inc. *	2,700	47,061
Qualcomm, Inc.	7,700	346,346

		1,086,652

Computer & Electronics Retail - 0.0%
Rent-A-Center, Inc. *	1,100	20,768

Computer Hardware - 2.3%
Apple, Inc. *	3,900	722,944
Avid Technology, Inc. *	800	11,272
Dell, Inc. *	8,600	131,236
Hewlett-Packard Company	9,400	443,774
International Business Machines Corporation	4,920	588,481

		1,897,707

Computer Storage & Peripherals - 0.3%
EMC Corporation *	7,700	131,208
Isilon Systems, Inc. *	2,100	12,810
NetApp, Inc. *	1,500	40,020
SanDisk Corporation *	2,300	49,910

		233,948

Construction & Engineering - 0.1%
Fluor Corporation	1,100	55,935
Foster Wheeler AG *	500	15,955
Insituform Technologies, Inc. *	1,000	19,140
Quanta Services, Inc. *	600	13,278

		104,308

Construction & Farm Machinery & Heavy Trucks - 0.3%
Deere & Company	2,400	103,008
Joy Global, Inc.	600	29,364
Oshkosh Truck Corporation	940	29,074
Paccar, Inc.	2,600	98,046

		259,492

Construction Materials - 0.1%
Vulcan Materials Company	1,400	75,698

Consumer Electronics - 0.0%
Harman International Industries, Inc.	400	13,552

Consumer Finance - 0.3%
American Express Company	3,200	108,480
SLM Corporation *	10,500	91,560

		200,040

Data Processing & Outsourced Services - 0.7%
Automatic Data Processing, Inc.	2,400	94,320
Computer Sciences Corporation *	1,000	52,710
Fidelity National Information Services, Inc.	1,300	33,163
Fiserv, Inc. *	800	38,560
Global Payments, Inc.	600	28,020
Heartland Payment Systems, Inc.	1,100	15,961
Mastercard, Inc.	400	80,860
Paychex, Inc.	1,400	40,670
Visa, Inc.	900	62,199
Western Union Company	3,800	71,896

		518,359

Department Stores - 0.2%
Kohl’s Corporation *	2,570	146,619

Distributors - 0.0%
Genuine Parts Company	500	19,030

Diversified Banks - 1.1%
Barclays plc ADR	4,300	101,652
U.S. Bancorp	9,300	203,298
Wells Fargo & Company	19,691	554,892

		859,842

Diversified Chemicals - 0.3%
Cabot Corporation	830	19,181
Dow Chemical Company	2,100	54,747
E.I. Du Pont de Nemours & Company	4,351	139,841

		213,769

Diversified Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	2,369	162,537

Diversified Real Estate Activities - 0.0%
St. Joe Company *	700	20,384

Diversified Support Services - 0.0%
Cintas Corporation	400	12,124

Drug Retail - 0.5%
CVS Caremark Corporation	7,468	266,906
Walgreen Company	3,500	131,145

		398,051

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Education Services - 0.1%
Apollo Group, Inc. *	500	$36,835
Corinthian Colleges, Inc. *	1,300	24,128
DeVry, Inc.	200	11,064

		72,027

Electric Utilities - 1.0%
Allegheny Energy, Inc.	1,400	37,128
American Electric Power Company, Inc.	3,700	114,663
Duke Energy Corporation	2,800	44,072
Edison International	1,300	43,654
Entergy Corporation	1,400	111,804
Exelon Corporation	2,300	114,126
FirstEnergy Corporation	1,900	86,868
FPL Group, Inc.	700	38,661
Great Plains Energy, Inc.	1,500	26,925
Pepco Holdings, Inc.	2,500	37,200
Pinnacle West Capital Corporation	1,100	36,102
PPL Corporation	2,800	84,952
Progress Energy, Inc.	1,000	39,060
Southern Company	300	9,501

		824,716

Electrical Components & Equipment - 0.4%
AO Smith Corporation	700	26,670
Baldor Electric Company	600	16,404
Belden, Inc.	280	6,468
BTU International, Inc. *	1,300	8,008
Cooper Industries plc	1,300	48,841
Emerson Electric Company	1,600	64,128
First Solar, Inc. *	40	6,114
General Cable Corporation *	400	15,660
Rockwell Automation, Inc.	1,700	72,420

		264,713

Electronic Components - 0.2%
AVX Corporation	1,400	16,702
Corning, Inc.	8,700	133,197

		149,899

Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. *	1,900	52,877

Electronic Manufacturing Services - 0.1%
Cyberoptics Corporation *	1,400	9,422
Plexus Corporation *	500	13,170
Tyco Electronics, Ltd.	2,375	52,915

		75,507

Environmental & Facilities Services - 0.4%
Covanta Holding Corporation *	1,100	18,700
Republic Services, Inc.	8,500	225,845
Stericycle, Inc. *	1,200	58,140
Waste Connections, Inc. *	600	17,316

		320,001

Fertilizers & Agricultural Chemicals - 0.3%
American Vanguard Corporation	1,500	12,465
Monsanto Company	2,300	178,020
Mosaic Company	750	36,053
Potash Corporation of Saskatchewan, Inc.	200	18,068

		244,606

Food Distributors - 0.1%
Sysco Corporation	2,600	64,610

Food Retail - 0.1%
Casey’s General Stores, Inc.	700	21,966
Kroger Company	1,600	33,024
Pantry, Inc. *	400	6,272
Whole Foods Market, Inc. *	1,300	39,637

		100,899

Footwear - 0.1%
Nike, Inc. (Cl.B)	1,280	82,816

Forest Products - 0.1%
Weyerhaeuser Company	1,600	58,640

Gas Utilities - 0.1%
National Fuel Gas Company	700	32,067
Southwest Gas Corporation	1,000	25,580

		57,647

General Merchandise Stores - 0.0%
Dollar Tree, Inc. *	400	19,472

Gold - 0.1%
Allied Nevada Gold Corporation *	1,400	13,706
Newmont Mining Corporation	1,600	70,432

		84,138

Health Care Distributors - 0.2%
Cardinal Health, Inc.	1,100	29,480
Henry Schein, Inc. *	600	32,946
McKesson Corporation	1,700	101,235

		163,661

Health Care Equipment - 1.3%
Aspect Medical Systems, Inc. *	1,500	17,970
Baxter International, Inc.	3,000	171,030
Becton Dickinson & Company	600	41,850
Boston Scientific Corporation *	1,800	19,062
CareFusion Corporation *	2,000	43,600
Covidien plc	2,575	111,395
CR Bard, Inc.	700	55,027
Edwards Lifesciences Corporation *	360	25,168
Gen-Probe, Inc. *	350	14,504
Hologic, Inc. *	1,028	16,798
Hospira, Inc. *	600	26,760
Intuitive Surgical, Inc. *	200	52,450
Medtronic, Inc.	4,800	176,639
Micrus Endovascular Corporation *	1,100	14,245
ResMed, Inc. *	600	27,120
St. Jude Medical, Inc. *	2,500	97,525
STERIS Corporation	1,000	30,450
Stryker Corporation	1,800	81,774
Thoratec Corporation *	700	21,189

		1,044,556

Health Care Facilities - 0.1%
Community Health Systems, Inc. *	600	19,158

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Health Care Facilities - 0.1% (continued)
LifePoint Hospitals, Inc. *	800	$21,648

		40,806

Health Care Services - 0.4%
DaVita, Inc. *	1,000	56,640
Express Scripts, Inc. *	1,800	139,644
Healthways, Inc. *	300	4,596
Medco Health Solutions, Inc. *	2,200	121,682
Omnicare, Inc.	710	15,989

		338,551

Health Care Supplies - 0.0%
Dentsply International, Inc.	1,000	34,540

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	500	20,705

Home Entertainment Software - 0.1%
Activision Blizzard, Inc. *	2,566	31,793
Electronic Arts, Inc. *	1,900	36,195

		67,988

Home Furnishings - 0.0%
Mohawk Industries, Inc. *	260	12,399

Home Improvement Retail - 0.6%
Home Depot, Inc.	8,550	227,772
Lowe’s Companies, Inc.	11,500	240,810
Sherwin-Williams Company	200	12,032

		480,614

Homebuilding - 0.1%
Lennar Corporation	3,100	44,175
Toll Brothers, Inc. *	1,100	21,494

		65,669

Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc. *	3,500	131,390
Williams-Sonoma, Inc.	800	16,184

		147,574

Hotels, Resorts & Cruise Lines - 0.2%
Choice Hotels International, Inc.	600	18,636
Gaylord Entertainment Company *	400	8,040
Marriott International, Inc.	3,627	100,069
Starwood Hotels & Resorts Worldwide, Inc.	900	29,727

		156,472

Household Products - 1.5%
Clorox Company	2,000	117,640
Colgate-Palmolive Company	900	68,652
Energizer Holdings, Inc. *	300	19,902
Kimberly-Clark Corporation	3,000	176,940
Procter & Gamble Company	13,273	768,772

		1,151,906

Human Resources & Employment Services - 0.1%
Manpower, Inc.	600	34,026
Monster Worldwide, Inc. *	600	10,488
Robert Half International, Inc.	900	22,518

		67,032

Hypermarkets & Super Centers - 0.7%
BJ’s Wholesale Club, Inc. *	600	21,732
Costco Wholesale Corporation	500	28,230
Wal-Mart Stores, Inc.	10,700	525,263

		575,225

Independent Power Producers & Energy Traders - 0.4%
AES Corporation *	3,700	54,834
Constellation Energy Group, Inc.	2,000	64,740
Mirant Corporation *	1,120	18,402
NRG Energy, Inc. *	4,600	129,674
RRI Energy, Inc. *	2,500	17,850

		285,500

Industrial Conglomerates - 1.3%
3M Company	3,800	280,440
General Electric Company	38,700	635,454
McDermott International, Inc. *	2,000	50,540

		966,434

Industrial Gases - 0.2%
Praxair, Inc.	2,200	179,718

Industrial Machinery - 0.4%
3D Systems Corporation *	800	7,384
Actuant Corporation	780	12,527
Danaher Corporation	2,500	168,300
Harsco Corporation	660	23,371
Illinois Tool Works, Inc.	800	34,168
John Bean Technologies Corporation	108	1,962
Nordson Corporation	600	33,654
Stanley Works	600	25,614

		306,980

Industrial REIT’s - 0.1%
AMB Property Corporation	1,300	29,835
EastGroup Properties, Inc.	600	22,932

		52,767

Insurance Brokers - 0.2%
AON Corporation	2,400	97,656
Marsh & McLennan Companies, Inc.	1,700	42,041

		139,697

Integrated Oil & Gas - 3.8%
BP plc ADR	3,000	159,690
Chevron Corporation	8,650	609,220
ConocoPhillips	3,800	171,608
Exxon Mobil Corporation	20,080	1,377,689
Hess Corporation	1,000	53,460
Murphy Oil Corporation	2,700	155,439
Occidental Petroleum Corporation	2,800	219,520
Royal Dutch Shell plc (Cl.B) ADR	3,400	189,617
Suncor Energy, Inc.	2,500	86,400

		3,022,643

Integrated Telecommunication Services - 1.0%
AT&T, Inc.	28,792	777,672
Verizon Communications, Inc.	700	21,189

		798,861

Internet Retail - 0.4%
Amazon.com, Inc. *	2,400	224,064
Drugstore.com, Inc. *	5,600	13,608

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Internet Retail - 0.4% (continued)
Expedia, Inc. *	3,800	$91,010

		328,682

Internet Software & Services - 0.9%
Art Technology Group, Inc. *	3,600	13,896
Digital River, Inc. *	300	12,096
Google, Inc. *	1,110	550,394
VeriSign, Inc. *	4,900	116,081
Yahoo!, Inc. *	2,900	51,649

		744,116

Investment Banking & Brokerage - 0.9%
Charles Schwab Corporation	5,700	109,155
Goldman Sachs Group, Inc.	2,200	405,570
Morgan Stanley	4,800	148,224
Raymond James Financial, Inc.	1,000	23,280
Stifel Financial Corporation *	435	23,882

		710,111

IT Consulting & Other Services - 0.2%
Accenture plc	3,200	119,264
RightNow Technologies, Inc. *	500	7,220

		126,484

Leisure Products - 0.1%
Hasbro, Inc.	1,800	49,950
Pool Corporation	1,012	22,487

		72,437

Life & Health Insurance - 0.5%
Aflac, Inc.	3,000	128,220
Lincoln National Corporation	2,000	51,820
MetLife, Inc.	1,200	45,684
Principal Financial Group, Inc.	1,600	43,824
Prudential Financial, Inc.	2,600	129,766
StanCorp Financial Group, Inc.	600	24,222
Sun Life Financial, Inc.	1,100	34,364

		457,900

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. *	260	9,615
Covance, Inc. *	500	27,075
Illumina, Inc. *	700	29,750
Life Technologies Corporation *	700	32,585
Techne Corporation	370	23,144
Waters Corporation *	700	39,101

		161,270

Managed Health Care - 0.5%
Aetna, Inc.	2,100	58,443
AMERIGROUP Corporation *	600	13,302
Cigna Corporation	1,500	42,135
Humana, Inc. *	1,200	44,760
UnitedHealth Group, Inc.	3,500	87,640
WellPoint, Inc. *	2,700	127,872

		374,152

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	1,000	10,770

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	2,700	62,100

Movies & Entertainment - 0.6%
Ascent Media Corporation *	43	1,101
News Corporation *	3,100	37,169
Time Warner, Inc.	6,399	184,170
Walt Disney Company	8,200	225,172

		447,612

Multi-Line Insurance - 0.2%
Assurant, Inc.	1,900	60,914
Genworth Financial, Inc.	2,800	33,460
Hartford Financial Services Group, Inc.	1,300	34,450
Loews Corporation *	1,900	65,075

		193,899

Multi-Utilities - 0.4%
Alliant Energy Corporation	1,000	27,850
Centerpoint Energy, Inc.	8,300	103,169
NiSource, Inc.	1,200	16,668
OGE Energy Corporation	800	26,464
Public Service Enterprise Group, Inc.	1,500	47,160
Sempra Energy	1,300	64,753
TECO Energy, Inc.	3,900	54,912

		340,976

Office REIT’s - 0.2%
Boston Properties, Inc.	900	58,995
Duke Realty Corporation	2,600	31,226
SL Green Realty Corporation	751	32,931

		123,152

Office Services & Supplies - 0.0%
American Reprographics Company *	1,800	17,136
Herman Miller, Inc.	600	10,146

		27,282

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.	300	28,656
Helmerich & Payne, Inc.	800	31,624

		60,280

Oil & Gas Equipment & Services - 1.0%
Baker Hughes, Inc.	2,300	98,118
BJ Services Company	3,100	60,233
Complete Production Services, Inc. *	1,400	15,820
FMC Technologies, Inc. *	2,292	119,734
Halliburton Company	1,600	43,392
Schlumberger, Ltd.	6,600	393,360
Smith International, Inc.	1,600	45,920

		776,577

Oil & Gas Exploration & Production - 1.0%
Cabot Oil & Gas Corporation	1,200	42,900
Concho Resources, Inc. *	700	25,424
Devon Energy Corporation	900	60,597
EOG Resources, Inc.	1,600	133,616
Forest Oil Corporation *	700	13,699
GeoMet, Inc. *	3,600	6,084
Mariner Energy, Inc. *	600	8,508
Newfield Exploration Company *	3,220	137,043
Range Resources Corporation	800	39,488
Southwestern Energy Company *	3,100	132,308
Ultra Petroleum Corporation *	700	34,272
Whiting Petroleum Corporation *	400	23,032

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Oil & Gas Exploration &
Production - 1.0% (continued)
XTO Energy, Inc.	3,875	$160,115

		817,086

Oil & Gas Refining & Marketing - 0.1%
Holly Corporation	700	17,934
Valero Energy Corporation	2,900	56,231

		74,165

Oil & Gas Storage & Transportation - 0.2%
Spectra Energy Corporation	5,100	96,594
Williams Companies, Inc.	4,300	76,841

		173,435

Other Diversified Financial Services - 2.0%
Bank of America Corporation	38,178	645,972
Citigroup, Inc.	41,400	200,376
JPMorgan Chase & Company	17,736	777,191

		1,623,539

Packaged Foods & Meats - 0.6%
Campbell Soup Company	2,000	65,240
JM Smucker Company	849	45,005
Kellogg Company	2,700	132,921
Kraft Foods, Inc.	6,625	174,039
Tootsie Roll Industries, Inc.	808	19,214

		436,419

Paper Products - 0.1%
Clearwater Paper Corporation *	930	38,437
Domtar Corporation *	233	8,206
International Paper Company	2,800	62,244
MeadWestvaco Corporation	300	6,693

		115,580

Personal Products - 0.0%
Avon Products, Inc.	600	20,376

Pharmaceuticals - 3.3%
Abbott Laboratories	5,600	277,032
Allergan, Inc.	1,800	102,168
Bristol-Myers Squibb Company	8,400	189,168
Elan Corporation plc ADR *	1,800	12,798
Eli Lilly & Company	3,840	126,835
GlaxoSmithKline plc ADR	4,200	165,942
Johnson & Johnson	11,058	673,323
Medicines Company *	700	7,707
Medicis Pharmaceutical Corporation	600	12,810
Merck & Company, Inc.	10,300	325,789
Pfizer, Inc.	10,873	179,948
Schering-Plough Corporation	8,500	240,125
Sepracor, Inc. *	730	16,717
Valeant Pharmaceuticals International *	1,000	28,060
Wyeth	6,700	325,486

		2,683,908

Property & Casualty Insurance - 0.5%
Chubb Corporation	2,100	105,861
Employers Holdings, Inc.	700	10,836
Infinity Property & Casualty Corporation	410	17,417
Markel Corporation *	60	19,789
ProAssurance Corporation *	400	20,876
SeaBright Insurance Holdings, Inc. *	1,100	12,562
Selective Insurance Group	700	11,011
Travelers Companies, Inc.	3,414	168,071
W.R. Berkley Corporation	300	7,584
White Mountains Insurance Group, Ltd.	10	3,070

		377,077

Publishing - 0.1%
McGraw-Hill Companies, Inc.	1,700	42,738
Scholastic Corporation	600	14,604

		57,342

Railroads - 0.4%
Burlington Northern Santa Fe Corporation	600	47,898
CSX Corporation	1,400	58,604
Norfolk Southern Corporation	1,100	47,421
Union Pacific Corporation	2,700	157,545

		311,468

Regional Banks - 0.7%
BB&T Corporation	2,800	76,271
Citizens Republic Bancorp, Inc. *	1,300	988
City National Corporation	400	15,572
Commerce Bancshares, Inc.	685	25,509
East West Bancorp, Inc.	600	4,980
Fifth Third Bancorp	7,300	73,949
First Horizon National Corporation *	3,728	49,327
Glacier Bancorp, Inc.	1,100	16,434
Home Bancshares, Inc.	756	16,572
Keycorp	9,100	59,150
Marshall & Ilsley Corporation	5,699	45,991
Pinnacle Financial Partners, Inc. *	600	7,626
PNC Financial Services Group, Inc.	800	38,872
Popular, Inc.	2,100	5,943
Sandy Spring Bancorp, Inc.	800	13,024
Signature Bank NY *	700	20,300
SunTrust Banks, Inc.	700	15,785
Synovus Financial Corporation	500	1,875
TCF Financial Corporation	400	5,216
Texas Capital Bancshares, Inc. *	100	1,684
UCBH Holdings, Inc.	1,800	1,440
Westamerica Bancorporation	400	20,800
Western Alliance Bancorp *	800	5,048
Wilmington Trust Corporation	700	9,940

		532,296

Reinsurance - 0.0%
Everest Re Group, Ltd.	300	26,310

Research & Consulting Services - 0.1%
Advisory Board Company *	700	17,598
Corporate Executive Board Company	370	9,213
FTI Consulting, Inc. *	400	17,044
Huron Consulting Group, Inc. *	300	7,749

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Research & Consulting Services - 0.1% (continued)
Navigant Consulting, Inc. *	1,000	$13,500

		65,104

Residential REIT’s - 0.1%
AvalonBay Communities, Inc.	800	58,184
Camden Property Trust	700	28,210

		86,394

Restaurants - 0.6%
McDonald’s Corporation	5,100	291,057
Sonic Corporation *	800	8,848
Starbucks Corporation *	5,800	119,770
Yum! Brands, Inc.	2,200	74,272

		493,947

Retail REIT’s - 0.2%
Kimco Realty Corporation	1,800	23,472
Regency Centers Corporation	600	22,230
Simon Property Group, Inc.	1,787	124,071
Weingarten Realty Investors	1,300	25,896

		195,669

Semiconductor Equipment - 0.3%
Advanced Energy Industries, Inc. *	1,400	19,936
Applied Materials, Inc.	5,500	73,700
Cymer, Inc. *	700	27,202
Kla-Tencor Corporation	1,100	39,446
MEMC Electronic Materials, Inc. *	1,100	18,293
Varian Semiconductor Equipment Associates, Inc. *	950	31,198

		209,775

Semiconductors - 1.2%
Advanced Micro Devices, Inc. *	6,300	35,658
Broadcom Corporation *	700	21,483
Intel Corporation	24,300	475,551
Intersil Corporation	1,000	15,310
Marvell Technology Group, Ltd. *	3,300	53,427
Maxim Integrated Products, Inc.	1,700	30,838
Micron Technology, Inc. *	2,600	21,320
National Semiconductor Corporation	8,300	118,441
Semtech Corporation *	1,400	23,814
Texas Instruments, Inc.	2,000	47,380
Xilinx, Inc.	1,800	42,156
Zoran Corporation *	1,289	14,849

		900,227

Soft Drinks - 1.2%
Coca-Cola Company	9,100	488,670
Pepsi Bottling Group, Inc.	900	32,796
PepsiCo, Inc.	7,800	457,548
Reed’s, Inc. *	2,000	4,500

		983,514

Specialized Consumer Services - 0.1%
H&R Block, Inc.	3,000	55,140
Jackson Hewitt Tax Service, Inc.	600	3,060

		58,200

Specialized Finance - 0.2%
Interactive Brokers Group, Inc. *	400	7,948
IntercontinentalExchange, Inc. *	700	68,033
Moody’s Corporation	1,500	30,690
NYSE Euronext	2,100	60,669

		167,340

Specialized REIT’s - 0.1%
LaSalle Hotel Properties	1,400	27,524
Potlatch Corporation	755	21,480

		49,004

Specialty Chemicals - 0.1%
Albemarle Corporation	700	24,220
Arch Chemicals, Inc.	800	23,992
Senomyx, Inc. *	2,800	11,284
Sigma-Aldrich Corporation	600	32,388

		91,884

Specialty Stores - 0.1%
AC Moore Arts & Crafts, Inc. *	2,000	7,200
Dick’s Sporting Goods, Inc. *	760	17,024
Hibbett Sports, Inc. *	700	12,761
Staples, Inc.	600	13,932

		50,917

Steel - 0.3%
AK Steel Holding Corporation	1,300	25,649
Carpenter Technology Corporation	400	9,356
Cliffs Natural Resources, Inc.	600	19,416
Haynes International, Inc. *	300	9,546
Nucor Corporation	1,700	79,917
Steel Dynamics, Inc.	1,400	21,476
United States Steel Corporation	1,000	44,370

		209,730

Systems Software - 1.7%
Ariba, Inc. *	1,100	12,760
CA, Inc.	4,000	87,960
McAfee, Inc. *	2,100	91,959
Microsoft Corporation	39,300	1,017,477
Red Hat, Inc. *	4,800	132,672
Websense, Inc. *	1,000	16,800

		1,359,628

Technology Distributors - 0.1%
SYNNEX Corporation *	800	24,384
Tech Data Corporation *	700	29,127

		53,511

Textiles - 0.0%
Culp, Inc. *	900	5,013

Thrifts & Mortgage Finance - 0.0%
BankAtlantic Bancorp, Inc.	400	1,160
Brooklyn Federal Bancorp, Inc.	100	1,220
ESSA Bancorp, Inc.	300	3,963
First Defiance Financial Corporation	300	4,473
Kentucky First Federal Bancorp	300	3,747
Louisiana Bancorp, Inc. *	200	2,850
MutualFirst Financial, Inc.	100	704

		18,117

Tobacco - 0.8%
Alliance One International, Inc. *	2,400	10,752
Altria Group, Inc.	8,700	154,947
Philip Morris International, Inc.	9,130	444,996

		610,695

Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	1,000	21,160
Fastenal Company	300	11,610
H&E Equipment Services, Inc. *	400	4,532

		37,302

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Trucking - 0.1%
Dollar Thrifty Automotive Group, Inc. *	800	$19,672
Knight Transportation, Inc. *	1,400	23,492

		43,164

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV ADR	1,900	83,277
American Tower Corporation *	2,530	92,092
Crown Castle International Corporation *	3,500	109,760
Leap Wireless International, Inc. *	300	5,865
MetroPCS Communications, Inc. *	6,200	58,032
NII Holdings, Inc. *	1,600	47,968
NTELOS Holdings Corporation	1,000	17,660
SBA Communications Corporation *	300	8,109
Sprint Nextel Corporation *	36,300	143,385
Vodafone Group plc ADR	8,900	200,250

		766,398

TOTAL COMMON STOCKS (cost $41,580,113)		$42,509,727

FOREIGN STOCKS - 12.5%
Advertising - 0.1%
Aegis Group plc	11,974	21,451
WPP plc	4,989	42,814

		64,265

Aerospace & Defense - 0.2%
Finmeccanica SpA *	3,584	63,357
QinetiQ Group plc	16,601	37,301
Rolls-Royce Group plc	5,476	41,218

		141,876

Apparel Retail - 0.2%
Esprit Holdings, Ltd.	7,500	50,322
Industria de Diseno Textil S.A.	1,059	60,764

		111,086

Apparel, Accessories & Luxury Goods - 0.2%
Adidas AG	1,973	104,432
Compagnie Financiere Richemont S.A.	2,025	57,215

		161,647

Application Software - 0.0%
Autonomy Corporation plc *	1,427	37,149

Asset Management & Custody Banks - 0.1%
Julius Baer Group, Ltd.	1,284	64,119

Auto Parts & Equipment - 0.1%
Aisin Seiki Company, Ltd.	1,300	31,713
Autoliv, Inc.	810	27,247
GKN plc	18,383	33,432
Koito Manufacturing Company, Ltd.	2,000	27,736

		120,128

Automobile Manufacturers - 0.4%
Bayerische Motoren Werke AG *	1,722	83,032
Honda Motor Company, Ltd.	1,600	49,279
Toyota Motor Corporation	3,500	139,180
Volkswagen AG	341	39,716

		311,207

Biotechnology - 0.1%
CSL, Ltd. *	2,560	75,572

Brewers - 0.1%
Kirin Holdings Company, Ltd.	3,000	45,982

Broadcasting - 0.0%
Television Broadcasts, Ltd.	5,000	21,548

Cable & Satellite - 0.1%
Jupiter Telecommunications Company, Ltd.	87	84,117

Catalog Retail - 0.0%
Brown Group plc	9,692	38,056

Commodity Chemicals - 0.2%
Asahi Kasei Corporation	5,000	25,452
Tosoh Corporation	7,000	17,700
Wacker Chemie AG	469	73,155

		116,307

Communications Equipment - 0.3%
Alcatel-Lucent	11,218	50,184
Nokia Oyj	2,783	40,929
Tandberg ASA	2,200	52,673

		143,786

Computer Storage & Peripherals - 0.1%
Wacom Company, Ltd.	17	40,505

Construction & Engineering - 0.3%
Bouygues S.A.	1,534	78,008
Carillion plc	9,407	41,446
China Railway Construction Corporation, Ltd.	43,500	57,812

		177,266

Construction Materials - 0.0%
Boral, Ltd.	5,522	29,670
Cemex S.A. de CV *	17,143	22,127

		51,797

Data Processing & Outsourced Services - 0.1%
Companhia Brasileira de Meios de Pagamento	7,700	76,283

Department Stores - 0.1%
PPR	646	82,803

Distillers & Vintners - 0.1%
Pernod-Ricard S.A.	1,142	90,695

Distributors - 0.0%
Jardine Cycle & Carriage, Ltd.	2,000	34,500

Diversified Banks - 1.4%
Allied Irish Banks plc	9,357	43,913
Australia & New Zealand Banking Group, Ltd.	5,445	117,168

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.5% (continued)
Diversified Banks - 1.4% (continued)
Banco Santander S.A.	8,040	$129,421
BNP Paribas	1,574	125,763
DBS Group Holdings, Ltd.	6,000	56,563
DnB NOR ASA *	7,600	88,020
Intesa Sanpaolo SpA	18,027	79,734
Nordea Bank AB	7,648	77,016
Societe Generale	914	73,564
Standard Chartered plc	6,088	150,120
Sumitomo Mitsui Financial Group, Inc.	1,100	38,351
Sumitomo Trust & Banking Company, Ltd.	9,000	47,820
Swedbank AB	4,482	42,755

		1,070,208

Diversified Capital Markets - 0.1%
Close Brothers Group plc	2,035	25,919
Deutsche Bank AG *	939	72,065

		97,984

Diversified Chemicals - 0.1%
BASF AG	1,757	93,102

Diversified Metals & Mining - 0.4%
BHP Billiton plc	2,700	73,719
BHP Billiton, Ltd.	2,541	84,584
Rio Tinto, Ltd.	2,249	117,544
SSAB Svenskt Stal AB	4,087	63,317

		339,164

Diversified Real Estate Activities - 0.1%
Mitsui Fudosan Company, Ltd.	3,000	50,760

Diversified REIT’s - 0.1%
Mirvac Group [3]	36,282	53,777

Education Services - 0.1%
Benesse Holdings, Inc.	1,300	63,715

Electric Utilities - 0.4%
E.ON AG	4,365	185,114
Scottish & Southern Energy plc	4,323	80,968

		266,082

Electrical Components & Equipment - 0.1%
Prysmian SpA	2,706	50,766

Electronic Components - 0.2%
Hamamatsu Photonics KK	1,700	40,713
Hosiden Corporation	2,500	33,890
LG Display Company, Ltd.	1,640	47,299
Nippon Electric Glass Company, Ltd.	6,000	54,737

		176,639

Electronic Manufacturing Services - 0.0%
Venture Corporation, Ltd.	3,000	19,145

Fertilizers & Agricultural Chemicals - 0.1%
Syngenta AG	219	50,317

Food Retail - 0.5%
FamilyMart Company, Ltd.	1,400	45,068
Tesco plc	25,015	159,744
Unilever plc	3,919	111,354

		316,166

Gas Utilities - 0.0%
Hong Kong & China Gas Company, Ltd.	22,000	55,583

General Merchandise Stores - 0.1%
Harvey Norman Holdings, Ltd.	10,922	41,435

Health Care Distributors - 0.0%
Toho Holdings Company, Ltd.	700	9,669

Health Care Equipment - 0.3%
Elekta AB	4,275	82,787
Fresenius SE	1,139	66,655
Terumo Corporation	800	44,021

		193,463

Heavy Electrical Equipment - 0.3%
ABB, Ltd.	2,162	43,394
Alstom S.A.	969	70,716
Mitsubishi Electric Corporation	13,000	98,468

		212,578

Home Entertainment Software - 0.1%
Nintendo Company, Ltd.	200	51,239

Hotels, Resorts & Cruise Lines - 0.1%
China CITIC Bank (Cl. H) *	136,000	89,672

Household Appliances - 0.0%
Makita Corporation	800	25,397

Independent Power Producers & Energy Traders - 0.1%
EDF Energies Nouvelles S.A.	570	31,422
Iberdrola Renovables S.A.	16,018	78,760

		110,182

Industrial Conglomerates - 0.4%
DCC plc	3,042	78,544
Hutchison Whampoa, Ltd.	6,700	48,369
Koninklijke Philips Electronics N.V.	2,464	59,999
SembCorp Industries, Ltd.	27,900	67,141

		254,053

Industrial Gases - 0.0%
Air Water, Inc.	2,000	23,035

Industrial Machinery - 0.0%
Cargotec Corporation (Cl.B)	1,155	27,178
Charter International plc	2,879	31,585
Fanuc, Ltd.	300	26,901
Toshiba Machine Company, Ltd.	3,000	11,061

		96,725

Integrated Oil & Gas - 0.3%
BG Group plc	2,859	49,618
StatoilHydro ASA	5,400	121,436

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.5% (continued)
Integrated Oil & Gas - 0.3% (continued)
Total S.A.	1,979	$117,593

		288,647

Integrated Telecommunication Services - 0.4%
France Telecom S.A.	3,209	85,490
Hutchison Telecommunications Hong Kong Holdings, Ltd. [2]	110,000	18,451
Singapore Telecommunications, Ltd.	15,000	34,606
Telefonica S.A.	6,875	189,696
Telstra Corporation, Ltd.	14,649	42,262

		370,505

Investment Banking & Brokerage - 0.1%
Macquarie Group, Ltd. [3]	1,420	73,653

IT Consulting & Other Services - 0.0%
Logica plc	9,978	20,729
NS Solutions Corporation	1,200	21,988

		42,717

Life & Health Insurance - 0.4%
CNP Assurances	930	94,762
Prudential plc	6,421	61,773
Sony Financial Holdings, Inc.	27	77,564
Sun Life Financial, Inc.	1,600	50,135

		284,234

Marine - 0.0%
Nippon Yusen KK	6,000	23,191

Multi-Line Insurance - 0.1%
Aviva plc	4,241	30,356
AXA S.A.	3,687	99,816

		130,172

Multi-Utilities - 0.1%
GDF Suez	1,633	72,515

Office Electronics - 0.1%
Canon, Inc.	1,900	76,825

Office REIT’s - 0.0%
Great Portland Estates plc	4,428	18,731

Oil & Gas Drilling - 0.0%
China Oilfield Services, Ltd.	34,000	31,719

Oil & Gas Equipment & Services - 0.2%
Fugro N.V.	490	28,299
Modec, Inc.	1,100	22,496
Saipem SpA	2,284	68,786
Subsea 7, Inc. *	3,800	50,983

		170,564

Oil & Gas Exploration & Production - 0.0%
Beach Petroleum, Ltd.	51,900	34,342

Other Diversified Financial Services - 0.1%
ING Groep N.V.	2,346	41,884

Packaged Foods & Meats - 0.4%
Dairy Crest Group plc	7,217	44,265
Goodman Fielder, Ltd.	20,695	30,492
House Foods Corporation	1,300	21,764
Nestle S.A.	6,688	284,998

		381,519

Personal Products - 0.1%
Kobayashi Pharmaceutical Company, Ltd.	800	36,447
L’Oreal S.A.	917	91,183

		127,630

Pharmaceuticals - 0.5%
Astellas Pharma, Inc.	1,300	53,434
Chugai Pharmaceutical Company, Ltd.	1,500	31,028
Roche Holding AG	1,288	208,183
Rohto Pharmaceutical Company, Ltd.	2,000	27,290
Sanofi-Aventis S.A.	2,195	161,088

		481,023

Photographic Products - 0.0%
Nikon Corporation	2,000	36,580

Property & Casualty Insurance - 0.2%
QBE Insurance Group, Ltd.	4,191	88,963
Suncorp-Metway, Ltd.	4,220	33,062

		122,025

Publishing - 0.1%
Informa plc	3,402	17,131
Sanoma Oyj	2,795	61,721

		78,852

Railroads - 0.1%
Central Japan Railway Company	9	64,662

Real Estate Development - 0.1%
China Overseas Land & Investment, Ltd.	19,760	42,732
Goldcrest Company, Ltd.	910	27,520

		70,252

Regional Banks - 0.0%
Bank of Yokohama, Ltd.	8,000	39,209

Reinsurance - 0.1%
Muenchener Rueckversicherungs AG	679	108,336

Research & Consulting Services - 0.1%
Bureau Veritas S.A.	788	44,465

Restaurants - 0.1%
Compass Group plc	6,889	42,055
Mitchells & Butlers plc	4,768	19,796

		61,851

Retail REIT’s - 0.1%
Unibail-Rodamco SE	492	102,202

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCKS - 12.5% (continued)
Semiconductor Equipment - 0.2%
ASML Holding N.V.	1,782	$52,416
Sumco Corporation	2,800	63,626

		116,042

Semiconductors - 0.2%
Samsung Electronics Company, Ltd.	62	42,990
Taiwan Semiconductor Manufacturing Company, Ltd.	26,129	52,648

		95,638

Specialized Finance - 0.0%
Deutsche Boerse AG	482	39,394

Specialty Chemicals - 0.2%
Hitachi Chemical Company, Ltd.	2,100	42,901
Umicore	1,633	48,893

		91,794

Steel - 0.0%
Kobe Steel, Ltd.	19,000	33,228

Trading Companies & Distributors - 0.2%
Mitsubishi Corporation	4,200	84,959
Mitsui & Company, Ltd.	4,400	57,539

		142,498

Trucking - 0.1%
Arriva plc	5,243	41,978

Wireless Telecommunication Services - 0.1%
Hutchison Telecommunications International, Ltd.	37,000	7,639
KDDI Corporation	13	73,272

		80,911

TOTAL FOREIGN STOCKS (cost $9,861,318)		$9,921,338

PREFERRED STOCK - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association
8.25%, 12/31/2010*	1,050	1,691

TOTAL PREFERRED STOCK (cost $26,250)		$1,691

RIGHT - 0.0%
BNP Paribas
10/13/2009	1,574	3,409
Sedbank AB
10/06/2009	3,362	6,631

TOTAL RIGHT (cost $0)		$10,040

WARRANTS - 0.0%
Anvil (Cl. A)
$1.00, 2/28/2012[1,2]	333	17
Anvil (Cl. B)
$1.00, 2/28/2012[1,2]	370	11

TOTAL WARRANTS (cost $3,850)		$28

	Principal
	Amount	Value
CORPORATE BOND - 12.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.
6.75%, 2012[2,4,5]	$50,000	$50,250
Delta Air Lines, Inc.
12.25%, 2015[2,4,5]	25,000	23,313
L-3 Communications Corporation
7.63%, 2012[2]	25,000	25,344
Lockheed Martin Corporation
4.12%, 2013[2]	25,000	26,106

		125,013

Automotive - 0.2%
DaimlerChrysler North America Holding Corporation
6.50%, 2013[2]	30,000	32,321
Erac USA Finance Company
5.60%, 2015[1,2,4,5]	40,000	39,222
Ford Motor Credit Company LLC
12.00%, 2015[2]	25,000	27,548
Hertz Corporation
10.50%, 2016[2]	25,000	26,000

		125,091

Banking - 1.0%
Bank of New York Mellon Corporation
4.50%, 2013[2]	35,000	37,261
BB&T Capital Trust II
6.75%, 2036[2]	20,000	18,638
Credit Suisse Guernsey, Ltd.
5.86%, 2049[2,6]	40,000	30,400
Credit Suisse USA, Inc.
5.50%, 2011[2]	30,000	31,908
Discover Financial Services
10.25%, 2019[2]	25,000	28,614
E*Trade Financial Corporation
12.50%, 2017[2]	31,000	34,410
Fifth Third Bancorp
6.25%, 2013[2]	20,000	20,628
JP Morgan Chase Capital XXII
6.45%, 2037[2]	35,000	31,500
JPMorgan Chase & Company
4.75%, 2013[2]	55,000	58,228
6.00%, 2018[2]	75,000	80,499
Morgan Stanley
7.30%, 2019[2]	100,000	110,028
Northern Trust Company
4.60%, 2013[2]	25,000	26,445
Northern Trust Corporation
5.30%, 2011[2]	30,000	32,043
5.50%, 2013[2]	10,000	10,962
PNC Funding Corporation
5.63%, 2017[2]	35,000	34,440
Svensk Exportkredit AB
5.13%, 2017[2]	70,000	75,062
U.S. Bancorp
4.50%, 2010[2]	45,000	46,411
Wells Fargo & Company
4.88%, 2011[2]	90,000	92,953

		800,430

Basic Industry - 0.1%
BWAY Corporation
10.00%, 2014[2,4,5]	25,000	26,437

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Basic Industry - 0.1% (continued)
Lubrizol Corporation
8.88%, 2019[2]	$20,000	$24,688
Potash Corporation of Saskatchewan, Inc.
4.88%, 2020[2]	30,000	29,966
Rio Tinto Finance USA, Ltd.
8.95%, 2014[2]	15,000	17,703

		98,794

Basic Industry - Other - 0.0%
Cooper US, Inc.
6.10%, 2017[2]	35,000	38,670
Xstrata Finance Canada, Ltd.
5.50%, 2011[1,2,4,5]	35,000	36,398

		75,068

Brokerage - 0.9%
Ameriprise Financial, Inc.
7.30%, 2019[2]	40,000	44,095
Citigroup, Inc.
5.50%, 2012[2]	37,000	38,109
5.50%, 2013[2]	45,000	46,050
Goldman Sachs Group, Inc.
6.15%, 2018[2]	155,000	163,047
6.35%, 2034[2]	30,000	27,551
Jefferies Group, Inc.
5.88%, 2014[2]	20,000	20,290
6.25%, 2036[2]	35,000	27,993
Merrill Lynch & Company, Inc.
5.45%, 2013[2]	35,000	36,292
6.88%, 2018[2]	85,000	89,394
7.75%, 2038[2]	35,000	39,442
Morgan Stanley
6.00%, 2015[2]	100,000	105,897
Nuveen Investments, Inc.
10.50%, 2015[2,4,5]	25,000	21,625
Willis North America, Inc.
6.20%, 2017[2]	25,000	24,472

		684,257

Building Materials - 0.2%
CRH America, Inc.
6.00%, 2016[2]	50,000	51,258
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017[2]	50,000	53,188
Gibraltar Industries, Inc.
8.00%, 2015[2]	25,000	22,625
Holcim US Finance Sarl & Cie SCS
6.00%, 2019[1,2,4,5]	10,000	10,122
Lafarge S.A.
6.15%, 2011[2]	20,000	20,831

		158,024

Capital Goods - 0.1%
Ball Corporation
7.13%, 2016[2]	25,000	25,500
Republic Services, Inc.
5.50%, 2019[1,2,4,5]	20,000	20,603
Roper Industries, Inc.
6.25%, 2019[2]	10,000	10,381

		56,484

Chemicals - 0.1%
Nalco Company
7.75%, 2011[2]	22,000	22,000
Praxair, Inc.
4.63%, 2015[2]	35,000	37,705
5.20%, 2017[2]	35,000	37,519

		97,224

Communications - 0.1%
QVC, Inc.
7.50%, 2019[2,4,5]	25,000	25,031
Telecom Italia Capital S.A.
6.18%, 2014[2]	30,000	32,542
Telefonica Emisiones SAU
5.88%, 2019[2]	15,000	16,298
Thomson Reuters Corporation
4.70%, 2019[2]	10,000	9,977

		83,848

Communications - Other - 0.3%
AT&T, Inc.
5.63%, 2016[2]	50,000	53,788
Dun & Bradstreet Corporation
5.50%, 2011[2]	25,000	25,658
Lamar Media Corporation
6.63%, 2015[2]	100,000	93,000
Omnicom Group, Inc.
6.25%, 2019[2]	20,000	21,575
XM Satellite Radio, Inc.
11.25%, 2013[2,4,5]	25,000	26,125

		220,146

Construction Machinery - 0.1%
Commercial Vehicle Group
13.00%, 2013[1,2,5]	20	17,244
Honeywell International, Inc.
5.30%, 2018[2]	35,000	37,676

		54,920

Consumer Cyclical - 0.0%
CVS Caremark Corporation
6.60%, 2019[2]	30,000	33,818

Consumer Noncyclical - 0.0%
Kroger Company
3.90%, 2015[2]	20,000	20,159

Consumer Noncyclical - Other - 0.1%
Bunge North America Finance, LP
5.90%, 2017[2]	55,000	54,376

Consumer Products - 0.0%
Visant Corporation
7.63%, 2012[2]	25,000	25,031

Distributors - 0.0%
Ferrellgas Partners, LP
8.75%, 2012[2]	25,000	25,250

Diversified Manufacturing - 0.1%
3M Company
5.70%, 2037[2]	35,000	39,460
Bombardier, Inc.
8.00%, 2014[2,4,5]	25,000	25,625
Case New Holland, Inc.
7.75%, 2013[2,4,5]	25,000	24,875

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Diversified Manufacturing - 0.1% (continued)
Hawk Corporation
8.75%, 2014[2]	$25,000	$25,188

		115,148

Electric - 1.0%
ACE INA Holdings, Inc.
5.90%, 2019[2]	10,000	10,890
AES Corporation
7.75%, 2014[2]	25,000	25,188
Allegheny Energy Supply Company LLC
6.75%, 2039[1,2,4,5]	30,000	30,289
Appalachian Power Company
6.38%, 2036[2]	25,000	26,585
Baltimore Gas & Electric Company
5.90%, 2016[2]	50,000	52,449
Bank of New York Mellon Corporation
4.30%, 2014[2]	10,000	10,590
Black Hills Corporation
6.50%, 2013[2]	30,000	31,498
Centerpoint Energy, Inc.
7.25%, 2010[2]	25,000	25,667
Consumers Energy Company
6.00%, 2014[2]	25,000	27,274
El Paso Electric Company
6.00%, 2035[2]	45,000	39,435
Energy Future Holdings Corporation
10.88%, 2017[2]	25,000	18,875
11.25%, 2017[2]	26,500	17,490
Entergy Gulf States Louisiana LLC
5.59%, 2024[2]	10,000	9,977
Exelon Generation Company LLC
6.25%, 2039[2]	15,000	15,310
Express Scripts, Inc.
6.25%, 2014[2]	15,000	16,484
Illinois Power Company
6.13%, 2017[2]	15,000	16,104
Monongahela Power Company
5.70%, 2017[1,2,4,5]	40,000	40,338
Pacific Gas & Electric Company
4.80%, 2014[2]	30,000	31,995
6.35%, 2038[2]	20,000	23,294
Pinnacle Foods Finance LLC
9.25%, 2015[2]	25,000	25,375
Public Service Electric & Gas Company
5.70%, 2036[2]	50,000	54,001
RRI Energy, Inc.
7.88%, 2017[2]	25,000	24,406
Sierra Pacific Resources
7.80%, 2012[2]	25,000	25,220
Southern Company
4.15%, 2014[2]	20,000	20,661
Tampa Electric Company
6.15%, 2037[2]	40,000	42,783
Teck Resources, Ltd.
9.75%, 2014[2,4,5]	25,000	27,500
Texas Competitive Electric Holdings Company LLC
10.25%, 2015[2]	50,000	36,000
Union Electric Company
5.40%, 2016[2]	50,000	51,591
Virginia Electric and Power Company
4.50%, 2010[2]	35,000	36,107
Westar Energy, Inc.
5.10%, 2020[2]	25,000	24,775

		838,151

Energy - 0.0%
North American Energy Alliance LLC
10.88%, 2016[2,4,5]	25,000	25,750
OPTI Canada, Inc.
8.25%, 2014[2]	25,000	19,375

		45,125

Energy - Other - 0.0%
Cie Generale de Geophysique- Veritas
9.50%, 2016[2,4,5]	25,000	26,438

Entertainment - 0.1%
Historic TW, Inc.
6.88%, 2018[2]	50,000	55,318
Ticketmaster Entertainment, Inc.
10.75%, 2016[2]	25,000	25,625

		80,943

Environmental - 0.2%
Veolia Environnement
6.00%, 2018[2]	35,000	37,660
Waste Management, Inc.
6.10%, 2018[2]	55,000	58,501

		96,161

Financial - Other - 0.2%
AMB Property, LP
6.30%, 2013[2]	20,000	19,451
AvalonBay Communities, Inc.
6.13%, 2012[2]	30,000	32,070
Duke Realty, LP
6.25%, 2013[2]	20,000	19,845
First Data Corporation
10.55%, 2015[2]	26,364	22,409
Kinder Morgan Finance Company ULC
5.70%, 2016[2]	45,000	42,863
Nuveen Investments, Inc.
5.50%, 2015[2]	25,000	17,000

		153,638

Financial Companies - 0.0%
WEA Finance LLC
7.50%, 2014[1,2,4,5]	20,000	21,554

Financial Companies - Noncaptive
Consumer - 0.2%
American Express Credit Corporation
5.88%, 2013[2]	35,000	37,110
7.30%, 2013[2]	15,000	16,635

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Financial Companies - Noncaptive Consumer - 0.2% (continued)
Capital One Capital IV
6.75%, 2037[2,6]	$50,000	$37,999
John Deere Capital Corporation
5.50%, 2017[2]	20,000	21,605
SLM Corporation
5.13%, 2012[2]	15,000	12,835
8.45%, 2018[2]	25,000	19,938

		146,122

Financial Companies - Noncaptive Diversified - 0.3%
Caterpillar Financial Services Corporation
4.25%, 2013[2]	35,000	36,052
5.85%, 2017[2]	25,000	26,892
International Lease Finance Corporation
5.45%, 2011[2]	50,000	46,091
6.63%, 2013[2]	55,000	43,610
JPMorgan Chase & Company
6.40%, 2038[2]	35,000	39,184
Wachovia Corporation
5.75%, 2018[2]	55,000	58,210

		250,039

Financial Institutions - 0.0%
Citigroup, Inc.
5.50%, 2014[2]	20,000	19,972
SLM Corporation
5.38%, 2014[2]	25,000	19,134

		39,106

Financials - 0.0%
GMAC, Inc.
8.00%, 2031[2,4,5]	25,000	20,125

Food & Beverage - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 2014[1,2,4,5]	60,000	64,018
ARAMARK Corporation
3.98%, 2015[2,6]	25,000	21,688
B&G Foods, Inc.
8.00%, 2011[2]	25,000	25,313
General Mills, Inc.
5.25%, 2013[2]	15,000	16,319
Pantry, Inc.
7.75%, 2014[2]	25,000	23,313
SABMiller plc
6.20%, 2011[1,2,4,5]	50,000	53,321
Sysco Corporation
5.25%, 2018[2]	20,000	21,460

		225,432

Gaming - 0.1%
Harrah’s Operating Company, Inc.
11.25%, 2017[2,4,5]	25,000	25,250
MGM Mirage
10.38%, 2014[2,4,5]	25,000	26,688
11.38%, 2018[2,4,5]	25,000	23,500
Wynn Las Vegas Capital Corporation
6.63%, 2014[2]	25,000	24,125

		99,563

Health Care - 0.4%
Cardinal Health, Inc.
0.87%, 2009[2,6]	30,000	30,000
Genentech, Inc.
4.75%, 2015[2]	35,000	37,762
HCA, Inc.
9.25%, 2016[2]	50,000	51,688
Highmark, Inc.
6.80%, 2013[1,2,4,5]	30,000	31,276
Kellogg Company
4.25%, 2013[2]	25,000	26,256
Medtronic, Inc.
4.75%, 2015[2]	60,000	65,003
Vanguard Health Holding Company II LLC
9.00%, 2014[2]	25,000	25,500
WellPoint, Inc.
5.00%, 2011[2]	30,000	30,919
Wyeth
5.95%, 2037[2]	35,000	38,544

		336,948

Home Construction - 0.1%
MDC Holdings, Inc.
5.50%, 2013[2]	55,000	54,507
NVR, Inc.
5.00%, 2010[2]	20,000	20,023

		74,530

Independent Energy - 0.3%
Canadian Natural Resources, Ltd.
6.25%, 2038[2]	35,000	37,287
Connacher Oil and Gas, Ltd.
10.25%, 2015[2,4,5]	25,000	20,375
Forest Oil Corporation
8.00%, 2011[2]	25,000	25,375
Hilcorp Energy I, LP
7.75%, 2015[2,4,5]	75,000	70,874
NRG Energy, Inc.
7.25%, 2014[2]	25,000	24,563
Southern Company
5.30%, 2012[2]	15,000	16,102

		194,576

Insurance - 0.0%
Markel Corporation
7.13%, 2019[2]	15,000	15,559

Insurance - Life - 0.3%
HUB International Holdings, Inc.
10.25%, 2015[2,4,5]	25,000	23,281
MetLife, Inc.
6.13%, 2011[2]	50,000	53,738
NLV Financial Corporation
7.50%, 2033[1,2,4,5]	30,000	23,118
Principal Financial Group, Inc.
6.05%, 2036[2]	30,000	27,754
Principal Life Global Funding I
5.13%, 2013[1,2,4,5]	45,000	45,627
Prudential Financial, Inc.
6.20%, 2015[2]	10,000	10,580
Sun Life Financial Global Funding, LP
0.83%, 2013[1,2,4,5,6]	45,000	39,592

		223,690

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Insurance - Property & Casualty - 0.0%
Ace INA Holdings, Inc.
5.70%, 2017[2]	$30,000	$32,360

Integrated Energy - 0.1%
Hess Corporation
7.88%, 2029[2]	20,000	23,426
Petrobras International Finance Company
5.88%, 2018[2]	35,000	36,303
Petro-Canada
6.80%, 2038[2]	10,000	10,673
West Penn Power Company
5.95%, 2017[1,2,4,5]	25,000	26,477

		96,879

Media - Cable - 0.9%
British Sky Broadcasting Group plc
6.10%, 2018[1,2,4,5]	55,000	59,249
Comcast Cable Communications Holdings, Inc.
8.38%, 2013[2]	11,000	12,776
Comcast Corporation
5.70%, 2018[2]	20,000	21,027
COX Communications, Inc.
7.13%, 2012[2]	20,000	22,310
8.38%, 2039[1,2,4,5]	10,000	12,336
CSC Holdings, Inc.
7.63%, 2011[2]	50,000	51,875
8.50%, 2014[2,4,5]	25,000	26,250
DirecTV Holdings LLC
7.63%, 2016[2]	25,000	26,750
5.88%, 2019[1,2,4,5]	45,000	44,719
News America, Inc.
6.15%, 2037[2]	60,000	58,707
Rogers Cable, Inc.
5.50%, 2014[2]	40,000	42,823
Time Warner Cable, Inc.
5.40%, 2012[2]	55,000	58,769
7.30%, 2038[2]	90,000	103,879
Videotron Ltee
9.13%, 2018[2,4,5]	25,000	27,063

		568,533

Media - Non Cable - 0.2%
Affinity Group, Inc.
9.00%, 2012[2]	25,000	17,250
News America, Inc.
6.40%, 2035[2]	45,000	45,395
Thomson Reuters Corporation
6.50%, 2018[2]	25,000	28,263
Time Warner, Inc.
7.70%, 2032[2]	20,000	22,616
Univision Communications, Inc.
9.75%, 2015[2,4,5]	26,312	20,260
Vivendi
5.75%, 2013[1,2,4,5]	35,000	36,321

		170,105

Metals & Mining - 0.6%
ArcelorMittal
5.38%, 2013[2]	35,000	35,783
Barrick Gold Financeco LLC
6.13%, 2013[2]	30,000	32,973
BHP Billiton Finance, Ltd.
5.40%, 2017[2]	30,000	32,418
Novelis, Inc.
11.50%, 2015[2,4,5]	25,000	25,250
Placer Dome, Inc.
6.45%, 2035[2]	35,000	37,549
Rio Tinto Finance USA, Ltd.
5.88%, 2013[2]	35,000	37,709
Russel Metals, Inc.
6.38%, 2014[2]	25,000	22,406
Steel Dynamics, Inc.
7.38%, 2012[2]	25,000	25,250
Sunoco, Inc.
5.75%, 2017[2]	34,000	33,889
Tube City IMS Corporation
9.75%, 2015[2]	25,000	20,250
Vale Overseas, Ltd.
6.25%, 2017[2]	40,000	42,824

		346,301

Natural Gas - 0.1%
AGL Capital Corporation
5.25%, 2019[2]	5,000	5,132
Enterprise Products Operating LLC
5.25%, 2020[2]	5,000	4,996
Magellan Midstream Partners, LP
6.55%, 2019[2]	20,000	22,224
Plains All American Pipeline, LP
5.75%, 2020[2]	20,000	20,155
Spectra Energy Capital LLC
5.65%, 2020[2]	20,000	20,505

		73,012

Natural Gas Pipelines - 0.2%
Boardwalk Pipelines LLC
5.50%, 2017[2]	20,000	19,611
Buckeye Partners, LP
6.05%, 2018[2]	15,000	15,683
Dynegy Holdings, Inc.
7.50%, 2015[2]	25,000	23,125
El Paso Corporation
12.00%, 2013[2]	25,000	28,500
TEPPCO Partners, LP
7.55%, 2038[2]	45,000	53,080
Texas Gas Transmission LLC
5.50%, 2013[1,2,4,5]	50,000	51,237

		191,236

Oil Field Services - 0.5%
Devon Financing Corporation ULC
7.88%, 2031[2]	25,000	30,966
Diamond Offshore Drilling, Inc.
5.15%, 2014[2]	25,000	26,474
El Paso Natural Gas Company
5.95%, 2017[2]	13,000	13,430
EnCana Corporation
5.90%, 2017[2]	35,000	37,378
6.50%, 2034[2]	35,000	38,452
EOG Resources, Inc.
5.88%, 2017[2]	25,000	27,698
Nabors Industries, Inc.
6.15%, 2018[2]	10,000	10,025

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Oil Field Services - 0.5% (continued)
Pemex Project Funding Master Trust
5.75%, 2018[2]	$80,000	$79,099
Petrobras International Finance Company
7.88%, 2019[2]	15,000	17,306
Shell International Finance BV
6.38%, 2038[2]	25,000	29,686
Southern Natural Gas Company
5.90%, 2017[1,2,4,5]	13,000	13,389
Transocean, Inc.
5.25%, 2013[2]	10,000	10,573
XTO Energy, Inc.
5.65%, 2016[2]	30,000	31,355

		365,831

Paper - 0.1%
Boise Cascade LLC
7.13%, 2014[2]	15,000	11,925
Georgia-Pacific LLC
7.13%, 2017[2,4,5]	25,000	24,438
NewPage Corporation
11.38%, 2014[2,4,5]	25,000	24,563
Nielsen Finance LLC
11.63%, 2014[2]	25,000	26,374

		87,300

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC
5.55%, 2016[2]	40,000	42,833

Pipelines - 0.0%
Kinder Morgan, Inc.
6.50%, 2012[2]	25,000	25,688

Railroads - 0.1%
Norfolk Southern Corporation
5.75%, 2018[2]	15,000	16,316
Union Pacific Corporation
5.70%, 2018[2]	25,000	26,967

		43,283

Refining - 0.3%
Diamond Offshore Drilling, Inc.
4.88%, 2015[2]	30,000	31,208
Enterprise Products Operating, LP
6.30%, 2017[2]	20,000	21,542
Marathon Oil Corporation
6.00%, 2017[2]	35,000	36,787
5.90%, 2018[2]	45,000	47,030
6.60%, 2037[2]	15,000	15,896
Valero Energy Corporation
6.13%, 2017[2]	55,000	56,784

		209,247

REIT’s - 0.2%
ERP Operating, LP
5.25%, 2014[2]	25,000	25,362
Federal Realty Investment Trust
6.00%, 2012[2]	20,000	20,687
Hospitality Properties Trust
5.63%, 2017[2]	30,000	25,429
Mack-Cali Realty Corporation
7.75%, 2019[2]	20,000	20,608
Reckson Operating Partnership, LP
6.00%, 2016[2]	30,000	26,262
Regency Centers, LP
5.88%, 2017[2]	15,000	14,099
Simon Property Group, LP
6.75%, 2014[2]	5,000	5,362
5.75%, 2015[2]	55,000	56,261

		194,070

Restaurants - 0.1%
Federated Retail Holdings, Inc.
5.35%, 2012[2]	20,000	19,468
McDonald’s Corporation
5.30%, 2017[2]	35,000	37,797

		57,265

Retailers - 0.2%
AmeriGas Partners, LP
7.13%, 2016[2]	100,000	96,000
GSC Holdings Corporation
8.00%, 2012[2]	25,000	25,813
Home Depot, Inc.
5.40%, 2016[2]	35,000	36,592
JC Penney Corporation, Inc.
9.00%, 2012[2]	30,000	32,625

		191,030

Services - 0.1%
Allied Waste North America, Inc.
7.25%, 2015[2]	50,000	52,188

Sovereigns - 0.2%
Brazilian Government International Bond
11.00%, 2040[2]	35,000	47,075
Italian Republic
5.25%, 2016[2]	85,000	91,199

		138,274

Supermarkets - 0.0%
Kroger Company
7.50%, 2014[2]	5,000	5,762

Technology - 0.3%
Seagate Technology HDD Holdings
6.80%, 2016[2]	25,000	22,938
STATS ChipPAC, Ltd.
6.75%, 2011[2]	25,000	25,094
Sungard Data Systems, Inc.
9.13%, 2013[2]	100,000	101,000
Xerox Corporation
5.50%, 2012[2]	15,000	15,728
6.75%, 2017[2]	100,000	105,842
6.35%, 2018[2]	25,000	25,990

		296,592

Telecommunications - Wireless - 0.7%
America Movil S.A. de CV
6.38%, 2035[2]	45,000	46,888
British Telecommunications plc
5.15%, 2013[2]	40,000	41,672
Centennial Communications Corporation
6.04%, 2013[2,6]	25,000	24,375

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
CORPORATE BOND - 12.8% (continued)
Telecommunications - Wireless - 0.7% (continued)
Cricket Communications, Inc.
7.75%, 2016[2,4,5]	$25,000	$25,375
Digicel Group, Ltd.
12.00%, 2014[2,4,5]	25,000	27,875
iPCS, Inc.
3.73%, 2014[2,6]	25,000	19,125
MetroPCS Wireless, Inc.
9.25%, 2014[2]	25,000	25,563
New Cingular Wireless Services, Inc.
7.88%, 2011[2]	30,000	32,557
NII Capital Corporation
10.00%, 2016[2,4,5]	25,000	26,000
Rogers Communications, Inc.
6.80%, 2018[2]	30,000	33,668
SBA Telecommunications, Inc.
8.00%, 2016[2,4,5]	25,000	25,563
Sprint Capital Corporation
8.38%, 2012[2]	25,000	25,813
Sprint Nextel Corporation
8.38%, 2017[2]	50,000	49,749
Verizon Communications, Inc.
6.90%, 2038[2]	30,000	34,166
Verizon Global Funding Corporation
7.75%, 2030[2]	35,000	42,286
Verizon Virginia, Inc.
4.63%, 2013[2]	45,000	46,747
Vodafone Group plc
5.63%, 2017[2]	35,000	37,093
Wind Acquisition Finance S.A.
10.75%, 2015[2,4,5]	25,000	27,500

		592,015

Telecommunications - Wirelines - 0.4%
AT&T Corporation
7.30%, 2011[2]	15,000	16,615
AT&T, Inc.
6.45%, 2034[2]	50,000	52,680
Cellco Partnership
8.50%, 2018[1,2,4,5]	40,000	49,945
Nordic Telephone Company Holdings ApS
8.88%, 2016[2,4,5]	100,000	103,500
Rogers Wireless, Inc.
7.50%, 2015[2]	15,000	17,292
Telecom Italia Capital S.A.
5.25%, 2013[2]	30,000	31,558
Telefonica Emisiones SAU
6.22%, 2017[2]	35,000	38,637
Windstream Corporation
8.63%, 2016[2]	25,000	25,563

		335,790

Textile - 0.1%
In vista
9.25%, 2012[2,4,5]	100,000	100,000

Tobacco - 0.1%
Altria Group, Inc.
8.50%, 2013[2]	25,000	28,996
BAT International Finance plc
8.13%, 2013[1,2,4,5]	25,000	28,698
Reynolds American, Inc.
7.25%, 2013[2]	10,000	10,880

		68,574

U.S. Banking - 0.2%
Bank of America Corporation
7.38%, 2014[2]	70,000	77,887
6.50%, 2016[2]	20,000	21,023
Fifth Third Bancorp
8.25%, 2038[2]	25,000	23,300

		122,210

TOTAL CORPORATE BOND (cost $9,772,977)		$10,147,159

FOREIGN BOND - 0.2%
Chile - 0.1%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013[2]	$40,000	$41,118
France - 0.1%
France Telecom S.A.
7.75%, 2011[2]	46,000	49,808

United Kingdom - 0.0%
HBOS plc
6.00%, 2033[1,2,4,5]	40,000	28,120

TOTAL FOREIGN BOND (cost $127,059)		$119,046

FOREIGN GOVERNMENT BOND - 0.2%
Mexico - 0.1%
Mexico Government International Bond
6.38%, 2013[2]	45,000	49,343

South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014[2]	65,000	71,175

TOTAL FOREIGN GOVERNMENT BOND (cost $111,703)		$120,518

MUNICIPAL BOND - 0.4%
Georgia - 0.1%
City of Atlanta Georgia Revenue Bonds
5.50%, 2017[2]	35,000	38,037
County of Dekalb Georgia Revenue Bonds
5.00%, 2035[2]	40,000	44,949

		82,986

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
MUNICIPAL BOND - 0.4% (continued)
Illinois - 0.1%
Chicago Metropolitan Water Reclamation District-Greater Chicago General Obligation Limited
5.72%, 2038[2]	$15,000	$16,258
CHICAGO TRANSIT AUTHORITY
Revenue Bonds
6.90%, 2040[2]	30,000	33,495

		49,753

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034[2]	30,000	28,842

Massachusetts - 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds
5.00%, 2038[2]	45,000	48,557

New York - 0.1%
Metropolitan Transportation Authority Revenue Bonds
7.34%, 2039[2]	10,000	12,360
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027[2]	30,000	27,684

		40,044

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027[2]	15,000	15,512

Utah - 0.0%
Utah Transit Authority Revenue Bonds
5.25%, 2038[2]	35,000	38,211

West Virginia - 0.0%
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.47%, 2047[2]	45,000	35,598

TOTAL MUNICIPAL BOND (cost $327,956)		$339,503

MORTGAGE BACKED SECURITIES - 11.8%
Other Non-Agency - 2.0%
C.M.O.’s - 2.0%
American Tower Trust
2007-1A, 5.96%, 2037[1,2,4,5]	45,000	43,200
Banc of America Commercial Mortgage, Inc.
2003-1, 4.65%, 2036[2]	75,000	76,816
2005-3, 4.50%, 2043[2]	235,000	235,271
Banc of America Mortgage Securities, Inc.
2004-A, 5.45%, 2034[2,6]	24,466	21,701
2004-D, 3.88%, 2034[2,6]	2,363	2,196
2004-H, 3.76%, 2034[2,6]	14,107	12,900
2004-I, 4.86%, 2034[2,6]	11,551	10,697
2005-J, 5.24%, 2035[2,6]	32,249	23,996
Bear Stearns Commercial Mortgage Securities
2005-PW10, 5.09%, 2040[2]	48,461	49,080
2005-PWR8, 4.67%, 2041[2]	60,000	57,804
Citigroup
2005-CD1, 5.40%, 2044[2,6]	175,000	183,715
Commercial Mortgage Loan Trust
2008-LS1, 6.22%, 2017[2,6]	175,000	149,378
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47%, 2039[2]	100,000	84,987
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70%, 2034[2]	121,331	126,471
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26%, 2033[2]	94,152	97,195
2001-CIB2, 6.24%, 2035[2]	7,638	7,761
2004-LDP4, 4.82%, 2042[2,6]	75,000	76,830
Morgan Stanley Capital I
2007-HQ11, 5.45%, 2044[2,6]	100,000	85,429
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98%, 2039[2]	200,000	209,928

		1,555,355

		1,555,355

U.S. Government Sponsored
Agencies - 9.0%
C.M.O.’s - 0.1%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50%, 2016[1,2,7]	40,620	1,464
Federal National Mortgage Association
FNR 2003-40 NI, 5.50%, 2028[1,2,7]	1,889	22
FNS 319 2, 6.50%, 2032[1,2,7]	8,738	1,729
FNR 2006-35 GK, 6.00%, 2032[2]	71,273	75,074

		78,289

Pass Through’s - 8.9%
Federal Home Loan Mortgage Corporation
#E01341, 5.50%, 2018[2]	4,713	5,048
#E99933, 5.00%, 2018[2]	2,875	3,060
#E99966, 5.00%, 2018[2]	16,269	17,321
#B10343, 5.00%, 2018[2]	4,308	4,587
#B19214, 5.50%, 2020[2]	15,305	16,255
#J02272, 5.50%, 2020[2]	51,840	55,060
#J02554, 5.50%, 2020[2]	48,831	51,864
#J03203, 6.00%, 2021[2]	41,292	44,076
#J03254, 6.00%, 2021[2]	14,242	15,202
#J03615, 6.00%, 2021[2]	75,569	80,664
#J03640, 6.00%, 2021[2]	55,395	59,130

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 11.8% (continued)
U.S. Government Sponsored
Agencies - 9.0% (continued)
Pass Through’s - 8.9% (continued)
Federal Home Loan Mortgage Corporation (continued)
#J03672, 6.00%, 2021[2]	$23,254	$24,822
#933890, 5.00%, 2023[2]	199,633	209,619
#AA0774, 4.50%, 2024[2]	200,597	208,016
#C68205, 7.00%, 2032[2]	4,030	4,418
#1B0527, 5.27%, 2032[2,6]	1,155	1,192
#A12118, 5.00%, 2033[2]	38,058	39,522
#A15907, 5.00%, 2033[2]	19,081	19,815
#D86309, 5.00%, 2033[2]	23,197	24,090
#A15852, 5.00%, 2033[2]	16,559	17,197
#A21263, 4.50%, 2034[2]	117,728	119,739
#G01805, 4.50%, 2035[2]	241,697	246,239
#833174, 5.17%, 2035[2,6]	166,569	174,218
#1G1762, 5.06%, 2035[2,6]	29,449	30,687
#1G0661, 5.33%, 2036[2,6]	12,793	13,437
#745336, 5.00%, 2036[2]	98,752	102,367
#1G1353, 5.99%, 2036[2,6]	69,851	74,056
#AA5588, 4.50%, 2039[2]	217,699	220,806
Federal National Mortgage Association
#625931, 5.50%, 2017[2]	2,666	2,850
#254140, 5.50%, 2017[2]	3,020	3,230
#254234, 5.50%, 2017[2]	3,123	3,340
#357280, 6.50%, 2017[2]	14,974	16,164
#555345, 5.50%, 2018[2]	3,016	3,225
#685202, 5.50%, 2018[2]	43,574	46,634
#725098, 5.50%, 2018[2]	10,559	11,300
#725528, 5.50%, 2019[2]	7,864	8,416
#789885, 5.50%, 2019[2]	10,338	11,064
#745406, 6.00%, 2021[2]	60,058	64,501
#981614, 5.00%, 2023[2]	6,713	7,049
#545759, 6.50%, 2032[2]	77,660	83,124
#650075, 6.50%, 2032[2]	9,098	9,818
#254514, 5.50%, 2032[2]	1,929	2,031
#254550, 6.50%, 2032[2]	15,294	16,504
#974321, 6.00%, 2033[2]	88,676	93,670
#555417, 6.00%, 2033[2]	38,762	41,308
#254767, 5.50%, 2033[2]	108,810	114,477
#744692, 5.50%, 2033[2]	27,294	28,715
#747387, 5.50%, 2033[2]	22,938	24,132
#747571, 5.50%, 2033[2]	16,165	17,007
#750362, 5.50%, 2033[2]	21,139	22,240
#747549, 5.50%, 2033[2]	5,919	6,227
#744750, 5.50%, 2033[2]	10,399	10,941
#254983, 5.50%, 2033[2]	50,490	53,119
#756190, 5.50%, 2033[2]	30,273	31,849
#255028, 5.50%, 2034[2]	12,418	13,007
#762076, 5.50%, 2034[2]	27,658	29,098
#725424, 5.50%, 2034[2]	239,988	252,487
#763700, 5.00%, 2034[2]	59,607	61,826
#789293, 5.50%, 2034[2]	100,468	105,857
#790044, 6.00%, 2034[2]	26,521	28,180
#790217, 6.00%, 2034[2]	11,030	11,720
#791574, 6.00%, 2034[2]	28,613	30,404
#790237, 6.00%, 2034[2]	28,128	29,888
#725704, 6.00%, 2034[2]	241,238	256,707
#923129, 5.50%, 2034[2]	14,654	15,399
#790788, 6.00%, 2034[2]	30,054	31,934
#725773, 5.50%, 2034[2]	187,524	196,412
#790629, 6.00%, 2034[2]	24,954	26,515
#796104, 5.50%, 2034[2]	28,242	29,677
#725946, 5.50%, 2034[2]	343,089	360,529
#255459, 6.00%, 2034[2]	30,272	32,166
#804395, 5.50%, 2034[2]	68,218	71,686
#808951, 6.00%, 2035[2]	307,494	325,963
#735502, 6.00%, 2035[2]	29,228	31,056
#889829, 5.00%, 2035[2]	378,948	393,412
#745216, 4.42%, 2035[2,6]	33,518	34,673
#888884, 5.50%, 2035[2]	136,194	143,287
#848522, 5.63%, 2035[2,6]	12,658	13,303
#850863, 5.31%, 2035[2,6]	22,620	23,767
#845354, 5.50%, 2036[2]	52,077	54,692
#745275, 5.00%, 2036[2]	252,784	262,037
#745554, 6.50%, 2036[2]	319,936	343,044
#868728, 6.50%, 2036[2]	13,059	13,978
#896329, 6.50%, 2036[2]	28,823	30,873
#888010, 5.99%, 2036[2,6]	30,055	31,654
#900362, 6.00%, 2036[2]	50,039	52,951
#893353, 6.00%, 2036[2]	37,401	39,577
#745946, 5.50%, 2036[2]	15,817	16,589
#905196, 6.03%, 2036[2,6]	42,050	44,324
#1B3203, 6.00%, 2037[2,6]	24,366	25,674
#938883, 5.00%, 2037[2]	70,989	73,443
#938089, 5.00%, 2037[2]	25,688	26,576
#889543, 5.50%, 2037[2]	82,294	86,194
#952502, 6.50%, 2037[2]	115,969	124,146
#928835, 6.50%, 2037[2]	21,546	23,062
#959818, 6.50%, 2037[2]	199,080	213,117
#960122, 6.50%, 2037[2]	148,438	158,905
#972155, 6.00%, 2038[2]	58,880	62,196
#983288, 6.00%, 2038[2]	81,455	86,042
#964926, 6.00%, 2038[2]	43,231	45,666
#257407, 6.00%, 2038[2]	19,772	20,888
#AA7985, 4.50%, 2039[2]	64,586	65,508

		7,065,531

		7,143,820

U.S. Government Sponsored
Securities - 0.8%
Pass Through’s - 0.8%
Government National Mortgage Association
#780766, 7.00%, 2013[2]	92	92
#67365, 11.50%, 2013[2]	988	1,061
#781312, 7.00%, 2013[2]	9,699	10,285
G2 2102, 8.00%, 2025[2]	725	819
G2 3295, 5.50%, 2032[2]	8,229	8,710
#615278, 5.00%, 2033[2]	70,120	73,093
#612919, 5.00%, 2033[2]	31,697	33,041
#604639, 5.00%, 2033[2]	52,392	54,614
G2 3442, 5.00%, 2033[2]	127,645	133,038
G2 3458, 5.00%, 2033[2]	35,730	37,221
G2 3490, 6.50%, 2033[2]	6,541	6,993
G2 3513, 5.00%, 2034[2]	44,715	46,557
G2 3517, 6.00%, 2034[2]	23,908	25,479
G2 3529, 5.00%, 2034[2]	10,682	11,122

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 11.8% (continued)
U.S. Government Sponsored Securities - 0.8% (continued)
Pass Through’s - 0.8% (continued)
Government National Mortgage Association (continued)
G2 3530, 5.50%, 2034[2]	$18,163	$19,185
#605561, 5.50%, 2034[2]	39,713	41,916
G2 4495, 4.50%, 2039[2]	131,573	133,466

		636,692

		636,692

TOTAL MORTGAGE BACKED SECURITIES (cost $9,071,256)		$9,335,867

ASSET BACKED SECURITIES - 1.5%
Auto - 0.6%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014[2]	280,000	281,085
Capital Auto Receivables Asset Trust
2006-1, 5.26%, 2010[2]	42,682	42,907
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012[2]	100,000	102,547
USAA Auto Owner Trust
2008-1, 4.16%, 2012[2]	43,062	43,911

		470,450

Credit Cards - 0.5%
Capital One Multi-Asset Execution Trust
2007-C3, 0.53%, 2013[2,6]	70,000	68,560
2005-A7, 4.70%, 2015[2]	70,000	74,521
GE Capital Credit Card Master Note Trust
2007-3, 0.54%, 2013[2,6]	90,000	80,159
2009-2, 3.69%, 2015[2]	114,000	115,254
MBNA Credit Card Master Note Trust
2006-C3, 0.53%, 2013[2,6]	35,000	33,317

		371,811

Home Equity Loans - 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates
2002-2, 5.60%, 2031[2]	5,846	2,643

Misc. Receivables - 0.1%
CNH Wholesale Master Note Trust
2009-1A, 1.94%, 2015[1,2,4,5,6]	100,000	99,864

Other - 0.2%
CNH Equipment Trust
2007-A, 5.09%, 2014[2]	50,000	44,278
Greenwich Capital Commercial Funding Corporation
2007-GG9, 5.44%, 2039[2]	50,000	44,311
John Deere Owner Trust
2008-A, 3.63%, 2011[2]	7,046	7,054
Marriott Vacation Club Owner Trust
2006-1A, 5.74%, 2028[1,2,4,5]	50,627	45,275
2006-2A, 5.36%, 2028[1,2,4,5]	15,955	13,995

		154,913

Student Loans - 0.1%
SLM Student Loan Trust
2008-4, 1.55%, 2012[2,6]	60,000	60,739

TOTAL ASSET BACKED SECURITIES (cost $1,180,541)		$1,160,420

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.0%
Federal Home Loan Bank
5.60%, 6/28/2011[2]	10,000	10,795

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $10,001)		10,795

U.S. GOVERNMENT SECURITIES - 4.1%
U.S. Treasury Bonds
5.50%, 8/15/2028[2]	20,000	23,859
4.75%, 2/15/2037[2]	110,000	122,770
U.S. Treasury Inflation Indexed Bonds
0.88%, 4/15/2010[2]	190,000	190,059
2.00%, 7/15/2014[2]	131,551	136,731
1.38%, 7/15/2018[2]	64,995	64,346
U.S. Treasury Note
2.13%, 1/31/2010[2]	595,000	598,858
1.75%, 8/15/2012[2]	580,000	585,981
3.13%, 9/30/2013[2]	185,000	193,860
2.25%, 5/31/2014[2]	915,000	917,788
2.63%, 4/30/2016[2]	105,000	103,638
4.00%, 8/15/2018[2]	270,000	285,040

TOTAL U.S. GOVERNMENT SECURITIES (cost $3,189,154)		$3,222,930

SHORT TERM INVESTMENTS - 2.9%
State Street GA Money Market Fund[2]	200,000	200,000
T. Rowe Price Reserve Investment Fund[2]	2,077,960	2,077,960

TOTAL SHORT TERM INVESTMENTS (cost $2,277,960)		$2,277,960

Total Investments - 99.9% [8] (cost $77,540,138)		$79,177,022
Cash & Other Assets, Less Liabilities - 0.1%		85,026

Total Net Assets - 100.0%		$79,262,048

Schedule of Investments
September 30, 2009	SBL N (Managed Asset Allocation Series)
INVESTMENT CONCENTRATION
At September 30, 2009, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	82.0%	$64,991,152
United Kingdom	2.8	2,246,482
Japan	2.5	2,042,032
France	2.1	1,646,736
Australia	1.1	910,354
Canada	1.2	907,611
Germany	1.1	865,001
Switzerland	1.0	807,496
Netherlands	0.7	605,644
Spain	0.7	513,576
Ireland	0.6	414,755
Sweden	0.5	374,815
Bermuda	0.4	355,380
Italy	0.4	353,842
Norway	0.3	262,129
Singapore	0.3	237,049
Mexico	0.3	201,635
Cayman Islands	0.2	184,079
Hong Kong	0.2	168,232
Luxembourg	0.2	137,505
Finland	0.2	129,828
Brazil	0.2	123,358
Denmark	0.1	103,500
Jersey	0.1	91,530
Republic of Korea	0.1	90,289
China	0.1	89,531
Chile	0.1	75,458
South Africa	0.1	71,175
Taiwan, Province of China	0.1	52,648
Panama	0.1	50,540
Belgium	0.1	48,893
Virgin Islands (UK)	0.0	18,824
Puerto Rico	0.0	5,943

Total Investments	99.9	$79,177,022

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $80,078,713.
ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $1,028,820 (cost $1,044,198), or 1.3% of total net assets.

[2]	Value determined based on Level 2 inputs established by ASC 820.

[3]	Security is a PFIC (Passive Foreign Investment Company).

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,022,246 (cost $1,979,677), or 2.6% of total net assets.

[6]	Variable rate security. Rate indicated is rate effective at September 30, 2009.

[7]	Security is an interest-only strip. Rate indicated is effective yield at September 30, 2009.

[8]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 3.2%
GeoEye, Inc. *	41,341	$1,107,939
Orbital Sciences Corporation *	39,910	597,453
Precision Castparts Corporation	2,410	245,507
United Technologies Corporation	53,000	3,229,289

		5,180,188

Air Freight & Logistics - 2.9%
FedEx Corporation	61,300	4,610,986

Apparel Retail - 1.1%
Brown Shoe Company, Inc.	74,900	600,698
Chico’s FAS, Inc. 1,*	70,000	910,000
Talbots, Inc.	25,209	232,679

		1,743,377

Apparel, Accessories & Luxury Goods - 0.6%
Fossil, Inc. 1,*	11,200	318,640
Maidenform Brands, Inc. *	37,600	603,856

		922,496

Asset Management & Custody Banks - 0.2%
Bank of New York Mellon Corporation	10,900	315,991

Biotechnology - 0.1%
Combinatorx, Inc. *	82,546	115,564

Building Products - 1.8%
Trex Company, Inc. *	34,800	633,360
USG Corporation *	135,600	2,329,608

		2,962,968

Coal & Consumable Fuels - 0.5%
Evergreen Energy, Inc. *	333,300	206,646
USEC, Inc. 1,*	110,470	518,104

		724,750

Communications Equipment - 0.7%
Symmetricom, Inc. 2,*	216,100	1,119,398

Computer Hardware - 1.8%
Hewlett-Packard Company	60,400	2,851,484

Construction & Engineering - 1.5%
Insituform Technologies, Inc. *	69,800	1,335,972
URS Corporation *	23,200	1,012,680

		2,348,652

Construction & Farm Machinery & Heavy Trucks - 0.2%
Force Protection, Inc. *	60,000	327,600

Construction Materials - 0.4%
Eagle Materials, Inc. [1]	24,135	689,778

Consumer Finance - 0.5%
First Marblehead Corporation *	343,953	756,697

Data Processing & Outsourced Services - 5.4%
Affiliated Computer Services, Inc. *	16,700	904,639
Computer Sciences Corporation *	55,400	2,920,134
Western Union Company	254,100	4,807,572

		8,632,345

Department Stores - 4.0%
JC Penney Company, Inc.	190,700	6,436,125

Diversified Banks - 2.5%
U.S. Bancorp	62,639	1,369,289
Wells Fargo & Company	98,495	2,775,588

		4,144,877

Diversified Chemicals - 1.6%
Dow Chemical Company	94,000	2,450,580

Drug Retail - 1.5%
CVS Caremark Corporation	65,300	2,333,822

Electric Utilities - 4.3%
Allete, Inc. [1]	28,098	943,250
American Electric Power Company, Inc.	1,213	37,591
Edison International	112,700	3,784,467
Great Plains Energy, Inc.	47,192	847,096
Northeast Utilities	27,064	642,499
Westar Energy, Inc.	25,400	495,554

		6,750,457

Electrical Components & Equipment - 0.5%
Power-One, Inc. 2,*	432,100	842,595

Electronic Manufacturing Services - 2.4%
Maxwell Technologies, Inc. *	68,700	1,266,141
Tyco Electronics, Ltd.	115,600	2,575,568

		3,841,709

Environmental & Facilities Services - 0.2%
Covanta Holding Corporation *	18,000	306,000

Forest Products - 0.7%
Louisiana-Pacific Corporation 1,*	164,000	1,093,880

Gas Utilities - 0.5%
Atmos Energy Corporation	28,500	803,130

Health Care Equipment - 4.1%
Aspect Medical Systems, Inc. *	50,300	602,594
Covidien plc	49,500	2,141,370
Hologic, Inc. *	39,593	646,950
Hospira, Inc. *	73,400	3,273,640

		6,664,554

Health Care Services - 1.4%
Amedisys, Inc. *	9,200	401,396
Medco Health Solutions, Inc. *	7,200	398,232
Mednax, Inc. *	17,500	961,101
Providence Service Corporation *	9,470	110,420
RehabCare Group, Inc. *	18,370	398,445

		2,269,594

Highways & Railtracks - 0.0%
Quixote Corporation [2]	26,100	64,989

Home Furnishings - 0.6%
Leggett & Platt, Inc.	51,200	993,280

Schedule of Investments
September 30, 2009	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.9% (continued)
Home Improvement Retail - 2.4%
Lowe’s Companies, Inc.	188,000	$3,936,720

Human Resources & Employment Services - 0.4%
Administaff, Inc.	24,100	633,107

Hypermarkets & Super Centers - 2.4%
Wal-Mart Stores, Inc.	79,000	3,878,110

Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc. *	53,800	1,516,622

Industrial Conglomerates - 3.8%
General Electric Company	111,200	1,825,904
McDermott International, Inc. *	165,000	4,169,550

		5,995,454

Industrial Machinery - 2.4%
Dover Corporation	30,100	1,166,676
Harsco Corporation	17,200	609,052
Parker Hannifin Corporation	41,000	2,125,440

		3,901,168

Insurance Brokers - 0.7%
AON Corporation	17,100	695,799
Arthur J Gallagher & Company	15,300	372,861

		1,068,660

Integrated Oil & Gas - 4.7%
Chevron Corporation	41,200	2,901,716
ConocoPhillips	45,900	2,072,844
Exxon Mobil Corporation	39,700	2,723,817

		7,698,377

Integrated Telecommunication Services - 1.2%
Windstream Corporation	188,000	1,904,440

IT Consulting & Other Services - 0.3%
Satyam Computer Services, Ltd. ADR	74,036	487,157

Managed Health Care - 0.7%
Aetna, Inc.	39,900	1,110,417

Movies & Entertainment - 1.8%
Time Warner, Inc.	98,466	2,833,851

Multi-Line Insurance - 0.8%
American Financial Group, Inc. [1]	47,800	1,218,900

Multi-Utilities - 0.7%
Alliant Energy Corporation	31,400	874,490
Black Hills Corporation	11,036	277,776

		1,152,266

Office Services & Supplies - 0.1%
United Stationers, Inc. *	4,895	233,051

Oil & Gas Equipment & Services - 2.8%
Global Industries, Ltd. *	203,002	1,928,519
Halliburton Company	94,800	2,570,976

		4,499,495

Oil & Gas Exploration & Production - 2.7%
Chesapeake Energy Corporation	85,700	2,433,880
Goodrich Petroleum Corporation *	16,026	413,631
Gulfport Energy Corporation *	31,900	278,806
PetroHawk Energy Corporation *	47,800	1,157,238

		4,283,555

Oil & Gas Storage & Transportation - 2.0%
Southern Union Company	50,900	1,058,211
Williams Companies, Inc.	121,300	2,167,631

		3,225,842

Other Diversified Financial Services - 1.1%
JPMorgan Chase & Company	39,400	1,726,508

Packaged Foods & Meats - 2.7%
Hormel Foods Corporation [1]	42,100	1,495,392
JM Smucker Company	23,300	1,235,133
Ralcorp Holdings, Inc. *	6,300	368,361
TreeHouse Foods, Inc. 1,*	37,000	1,319,790

		4,418,676

Paper Packaging - 1.1%
Bemis Company, Inc. [1]	38,300	992,353
Sonoco Products Company	29,900	823,446

		1,815,799

Paper Products - 0.6%
Schweitzer-Mauduit International, Inc.	18,600	1,011,096

Pharmaceuticals - 0.5%
Schering-Plough Corporation	28,600	807,950

Property & Casualty Insurance - 6.3%
Alleghany Corporation *	3,570	924,809
Berkshire Hathaway, Inc. (Cl.B) *	1,766	5,868,417
Employers Holdings, Inc.	33,000	510,840
Hanover Insurance Group, Inc.	37,700	1,558,141
W.R. Berkley Corporation	58,300	1,473,824

		10,336,031

Railroads - 1.9%
Union Pacific Corporation	53,600	3,127,560

Regional Banks - 2.0%
Associated Banc-Corporation	36,816	420,439
Fifth Third Bancorp	50,000	506,500
Old National Bancorp	19,545	218,904
Regions Financial Corporation	331,500	2,058,615

		3,204,458

Research & Consulting Services - 3.5%
Equifax, Inc.	153,600	4,475,904
ICF International, Inc. *	11,100	336,552
Navigant Consulting, Inc. *	58,500	789,750

		5,602,206

Schedule of Investments September 30, 2009	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS - 99.9% (continued)
Restaurants - 0.5%
Burger King Holdings, Inc.	46,466	$817,337

Semiconductors - 0.9%
IXYS Corporation [2]	177,900	1,513,929

Specialty Chemicals - 0.2%
Zoltek Companies, Inc. *	30,900	324,450

Specialty Stores - 0.6%
Cabela’s, Inc. *	75,034	1,000,954

Tobacco - 1.6%
Philip Morris International, Inc.	51,300	2,500,362

Trucking - 0.4%
Saia, Inc. *	39,000	627,120

TOTAL COMMON STOCKS (cost $175,489,941)		$160,709,494

Total Investment —99.9% [3] (cost $175,489,941)		$160,709,494
Cash & Other Assets, Less Liabilities -0.1%		232,906

Total Net Assets - 100.0%		$160,942,400

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $175,604,644.
ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $3,540,911 (cost $4,381,286), or 2.2% of total net assets.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL P (High Yield Series)

	Shares	Value
COMMON STOCKS - 0.0%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. *	57	$1,817

Airlines - 0.0%
Delta Air Lines, Inc. *	2,225	19,936

Broadcasting - 0.0%
Adelphia Recovery Trust 1,*	5,270	250

Cable & Satellite - 0.0%
Time Warner Cable, Inc.	101	4,352

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc. 1,2,*	1,207	1,811

Health Care Equipment - 0.0%
MEDIQ, Inc. 3,*	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. 3,*	30,450	8,526

TOTAL COMMON STOCKS (cost $527,186)		$36,693

PREFERRED STOCK - 0.3%
Department Stores - 0.2%
Sears Holdings Corporation
7.00%, 7/15/2042*	6,510	67,338
7.40%, 2/1/2043*	18,320	197,514

		264,852

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corporation
8.38%, 12/31/2012*	28,000	50,680
Federal National Mortgage Association
8.25%, 12/31/2010*	28,000	45,080
4.38%, 5/13/2011	7,000	16,800

		112,560

TOTAL PREFERRED STOCK (cost $2,345,479)		$377,412

	Principal
	Amount	Value
CONVERTIBLE BONDS - 2.4%
Brokerage - 1.0%
E*Trade Financial Corporation
0.00%, 2011[4]	$750,000	$1,268,438

Health Care Services - 0.8%
Aspect Medical Systems, Inc.
2.50%, 2014[4]	725,000	713,218
Invacare Corporation
4.13%, 2027[4]	350,000	372,313

		1,085,531

Metals & Minerals - 0.6%
USEC, Inc.
3.00%, 2014[4]	1,100,000	761,750

TOTAL CONVERTIBLE BONDS (cost $2,830,136)		$3,115,719

CORPORATE BOND - 89.0%
Airlines - 3.4%
Continental Airlines, Inc.
8.31%, 2011[4]	542,727	483,027
7.03%, 2011[4]	1,730,332	1,522,691
7.34%, 2014[4]	600,000	474,000
Delta Air Lines, Inc.
7.90%, 2009[4,5]	75,000	473
7.71%, 2011[4]	530,000	490,250
7.78%, 2012[4]	1,507,264	1,454,510

		4,424,951

Automotive - 6.1%
Ford Motor Credit Company LLC
8.00%, 2014[4]	1,600,000	1,537,595
8.00%, 2016[4]	1,000,000	927,766
General Motors Corporation
8.38%, 2033[4,5]	1,150,000	186,875
Metaldyne Corporation
11.00%, 2012[1,3,5]	1,000,000	—
Penske Auto Group, Inc.
7.75%, 2016[4]	850,000	784,125
Sonic Automotive, Inc.
8.63%, 2013[4]	1,750,000	1,671,250
4.25%, 2015[4,6]	800,000	791,000
5.00%, 2029[4]	800,000	873,000
TRW Automotive, Inc.
7.25%, 2014[4,7,8]	1,250,000	1,100,000

		7,871,611

Banking - 1.5%
FCB Capital Trust
8.05%, 2028[4]	75,000	64,298
Progress Capital Trust I
10.50%, 2027[4]	700,000	737,891
Rabobank Capital Funding II
5.26%, 2049[4,7,8,9]	1,400,000	1,120,000

		1,922,189

Brokerage - 2.7%
E*Trade Financial Corporation
7.88%, 2015[4]	2,150,000	1,892,000
Nuveen Investments, Inc.
5.00%, 2010[4]	400,000	384,000
10.50%, 2015[4,7,8]	1,400,000	1,211,000

		3,487,000

Chemicals - 0.7%
Methanex Corporation
8.75%, 2012[4]	5,000	5,125
PolyOne Corporation
6.52%, 2010[4]	330,000	332,475
6.58%, 2011[4]	625,000	616,406

		954,006

Construction Machinery - 1.6%
RSC Equipment Rental, Inc.
9.50%, 2014[4]	1,100,000	1,061,500

Schedule of Investments
September 30, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
CORPORATE BOND - 89.0% (continued)
Construction Machinery - 1.6% (continued)
United Rentals North America, Inc.
6.50%, 2012[4]	$1,000,000	$1,002,500

		2,064,000

Consumer Products - 1.0%
Hanesbrands, Inc.
4.59%, 2014[4,8,9]	150,000	131,625
Icon Health & Fitness
11.25%, 2012[1,2]	25,000	17,500
Sealy Mattress Company
8.25%, 2014[4]	1,300,000	1,202,500

		1,351,625

Distributors - 0.1%
SemGroup, LP
8.75%, 2015[4,5,7,8]	1,700,000	110,500

Electric - 1.3%
AES Red Oak LLC
8.54%, 2019[4]	1,704,986	1,606,950
East Coast Power LLC
7.07%, 2012[4]	54,214	56,644

		1,663,594

Entertainment - 0.4%
Speedway Motorsports, Inc.
6.75%, 2013[4]	510,000	503,625

Environmental - 0.3%
Casella Waste Systems, Inc.
9.75%, 2013[4]	400,000	370,000

Financial - Other - 1.5%
Harland Clarke Holdings Corporation
9.50%, 2015[4]	500,000	447,500
6.00%, 2015[4,9]	1,900,000	1,429,750

		1,877,250

Financial Companies - Noncaptive
Consumer - 3.2%
General Motors Acceptance Corporation
6.75%, 2014[4]	650,000	547,633
8.00%, 2031[4]	1,600,000	1,279,136
Nelnet, Inc.
7.40%, 2036[4,9]	2,000,000	1,462,338
Residential Capital LLC
8.88%, 2015[4]	1,300,000	838,500

		4,127,607

Financial Companies - Noncaptive
Diversified - 0.9%
CIT Group, Inc.
5.00%, 2014[4]	1,250,000	798,472
International Lease Finance Corporation
5.65%, 2014[4]	400,000	307,013

		1,105,485

Food & Beverage - 2.2%
Constellation Brands, Inc.
7.25%, 2017[4]	1,000,000	995,000
Dole Food Company, Inc.
8.88%, 2011[4]	1,150,000	1,151,438
Harry & David Holdings, Inc.
9.00%, 2013[4]	900,000	621,000
Land O’ Lakes, Inc.
8.75%, 2011[4]	60,000	60,300

		2,827,738

Gaming - 8.0%
Boyd Gaming Corporation
7.13%, 2016[4]	800,000	704,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[4,7,8]	2,475,000	2,400,749
Harrah’s Operating Company, Inc.
10.75%, 2016[4]	750,000	605,625
10.00%, 2018[4,7,8]	1,250,000	993,750
Mandalay Resort Group
7.63%, 2013[4]	1,000,000	815,000
MGM Mirage
8.50%, 2010[4]	15,000	14,888
8.38%, 2011[4]	55,000	50,875
6.75%, 2012[4]	625,000	523,438
6.75%, 2013[4,8]	250,000	209,063
7.63%, 2017[4]	500,000	390,000
11.13%, 2017[4,7,8]	300,000	327,750
Mohegan Tribal Gaming Authority
7.13%, 2014[4]	1,750,000	1,242,500
Pinnacle Entertainment, Inc.
7.50%, 2015[4]	1,980,000	1,752,299
Station Casinos, Inc.
6.00%, 2012[4,5]	925,000	272,875
Turning Stone Resort Casino Enterprise
9.13%, 2014[4,7,8]	150,000	143,250

		10,446,062

Health Care - 5.4%
Apria Healthcare Group, Inc.
11.25%, 2014[4,7,8]	600,000	645,000
Coventry Health Care, Inc.
5.88%, 2012[4]	400,000	395,908
6.13%, 2015[4]	575,000	554,463
HCA, Inc.
6.50%, 2016[4]	2,225,000	1,974,688
Hologic, Inc.
2.00%, 2037[4,6]	2,450,000	2,002,874
InvaCare Corporation
9.75%, 2015[4,8]	150,000	159,000
Johnsondiversey, Inc.
9.63%, 2012[4]	5,000	5,075
Psychiatric Solutions, Inc.
7.75%, 2015[4,7,8]	500,000	470,000
US Oncology, Inc.
10.75%, 2014[4]	675,000	705,375

		6,912,383

Independent Energy - 1.4%
Hilcorp Energy I, LP
7.75%, 2015[4,7,8]	250,000	236,250
MarkWest Energy Partners, LP
8.50%, 2016[4]	900,000	891,000
Plains Exploration & Production Company
7.00%, 2017[4]	500,000	476,250

Schedule of Investments
September 30, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
CORPORATE BOND - 89.0% (continued)
Independent Energy - 1.4% (continued)
Range Resources Corporation
7.38%, 2013[4]	$75,000	$75,563
Southwestern Energy Company
7.50%, 2018[4,8]	150,000	151,500
VeraSun Energy Corporation
9.38%, 2017[4,5]	250,000	33,125

		1,863,688

Industrial - Other - 0.6%
Anixter International, Inc.
5.95%, 2015[4]	250,000	220,938
Belden, Inc.
7.00%, 2017[4]	300,000	285,375
Mobile Services Group, Inc.
9.75%, 2014[4]	200,000	203,500

		709,813

Insurance - Life - 0.3%
Torchmark Corporation
9.25%, 2019[4]	300,000	337,278
USI Holdings Corporation
9.75%, 2015[4,7,8]	100,000	88,625

		425,903

Insurance - Property & Casualty - 1.9%
Fairfax Financial Holdings, Ltd.
7.75%, 2012[4]	1,575,000	1,569,094
Nationwide Mutual Insurance Company
8.25%, 2031[4,7,8]	900,000	860,333

		2,429,427

Media - Cable - 0.3%
CSC Holdings, Inc.
6.75%, 2012[4]	325,000	334,750

Media - Non Cable - 5.6%
Block Communications, Inc.
8.25%, 2015[4,7,8]	1,125,000	1,068,750
Bonten Media Acquisition Company
9.00%, 2015[4,7,8]	104,875	34,347
CMP Susquehanna Corporation
9.88%, 2014[4]	1,200,000	24,000
Fisher Communications, Inc.
8.63%, 2014[4]	250,000	231,250
GeoEye, Inc.
9.63%, 2015[4,7]	900,000	911,250
Historic TW, Inc.
9.13%, 2013[4]	30,000	34,836
Idearc, Inc.
8.00%, 2016[4,5]	650,000	29,250
Intelsat, Ltd.
7.63%, 2012[4]	1,475,000	1,430,750
Morris Publishing Group LLC
7.00%, 2013[4,8]	1,625,000	373,750
Reader’s Digest Association, Inc.
9.00%, 2017[4,5]	150,000	2,250
RH Donnelley Corporation
8.88%, 2016[45]	650,000	37,375
8.88%, 2017[4,5]	3,350,000	192,625
Satelites Mexicanos S.A. de CV
9.35%, 2011[4,9]	1,464,175	1,215,265
Univision Communications, Inc.
9.75%, 2015[4,7,8]	2,052,375	1,580,329

		7,166,027

Metals & Mining - 3.4%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[4,5,7,8]	2,800,000	448,000
FMG Finance Pty, Ltd.
10.63%, 2016[4,7,8]	2,150,000	2,381,125
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[4,7,8]	1,400,000	980,000
Noble Group, Ltd.
6.63%, 2015[4,7,8]	550,000	561,000

		4,370,125

Natural Gas Pipelines - 1.9%
El Paso Corporation
8.25%, 2016[4]	250,000	256,250
Regency Energy Partners, LP
8.38%, 2013[4]	2,155,000	2,176,550

		2,432,800

Oil Field Services - 1.2%
Key Energy Services, Inc.
8.38%, 2014[4]	1,250,000	1,187,500
Pemex Project Funding Master Trust
9.13%, 2010[4]	10,000	10,650
Stallion Oilfield Services
9.75%, 2015[4,5,7,8]	700,000	322,000

		1,520,150

Packaging - 0.7%
Ball Corporation
6.88%, 2012[4]	400,000	403,000
Solo Cup Company
8.50%, 2014[4]	500,000	477,500

		880,500

Paper - 1.9%
Sino-Forest Corporation
10.25%, 2014[4,7,8]	2,275,000	2,400,125

Pharmaceuticals - 0.8%
Catalent Pharma Solutions, Inc.
9.50%, 2015[4]	1,250,000	1,087,500

Refining - 2.7%
Frontier Oil Corporation
6.63%, 2011[4]	300,000	300,000
Tesoro Corporation
6.50%, 2017[4]	1,900,000	1,719,500
9.75%, 2019[4]	200,000	208,000
United Refining Company
10.50%, 2012[4]	850,000	731,000
Western Refining, Inc.
11.25%, 2017[4,7,8]	500,000	472,500

		3,431,000

REIT’s - 7.4%
American Real Estate Partners, LP
8.13%, 2012[4]	2,185,000	2,165,881
7.13%, 2013[4]	400,000	385,000

Schedule of Investments
September 30, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
CORPORATE BOND - 89.0% (continued)
REIT’s - 7.4% (continued)
Forest City Enterprises, Inc.
7.63%, 2015[4]	$350,000	$283,500
HCP, Inc.
6.70%, 2018[4]	1,120,000	1,077,589
Hospitality Properties Trust
6.70%, 2018[4]	3,150,000	2,795,440
HRPT Properties Trust
0.90%, 2011[4,9]	1,624,000	1,535,742
Rouse Company, LP
8.00%, 2009[4,5]	1,550,000	1,360,125

		9,603,277
Restaurants - 0.6%
Dave & Buster’s, Inc.
11.25%, 2014[4]	800,000	802,000

Retailers - 3.0%
Duane Reade, Inc.
9.75%, 2011[4]	1,300,000	1,295,125
Neiman Marcus Group, Inc.
10.38%, 2015[4]	1,750,000	1,496,250
Saks, Inc.
9.88%, 2011[4]	1,050,000	1,050,000

		3,841,375

Services - 4.6%
KAR Holdings, Inc.
8.75%, 2014[4]	2,300,000	2,277,000
Travelport LLC
9.88%, 2014[4]	1,150,000	1,112,625
West Corporation
9.50%, 2014[4]	800,000	784,000
11.00%, 2016[4]	1,750,000	1,736,875

		5,910,500

Technology - 4.6%
Amkor Technology, Inc.
9.25%, 2016[4]	2,025,000	2,085,750
Seagate Technology HDD Holdings
6.80%, 2016[4]	1,400,000	1,284,500
Sungard Data Systems, Inc.
10.63%, 2015[4,7,8]	600,000	636,000
Viasystems, Inc.
10.50%, 2011[4]	2,000,000	1,972,500

		5,978,750

Telecommunications - Wireless - 4.0%
iPCS, Inc.
3.73%, 2014[4,9]	1,975,054	1,510,916
MetroPCS Wireless, Inc.
9.25%, 2014[4]	675,000	690,188
SBA Telecommunications, Inc.
8.00%, 2016[4,7,8]	400,000	409,000
Sprint Capital Corporation
6.90%, 2019[4]	2,850,000	2,550,750

		5,160,854

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011[4]	150,000	154,688

Textile - 0.8%
Phillips-Van Heusen Corporation
8.13%, 2013[4]	1,050,000	1,068,375

Transportation Services - 0.9%
St. Acquisition Corporation
12.50%, 2017[4,7,8]	1,350,000	1,012,500
US Shipping Partners, LP
13.00%, 2014[1,2,5]	625,000	93,750

		1,106,250

TOTAL CORPORATE BOND (cost $113,184,418)		$114,697,503

SENIOR FLOATING RATE INTERESTS - 2.4%
Automotive - 0.2%
Delphi, Term Loan C
9.75%, 2009[4,9,10]	450,155	253,888
7.75%, 2009[4,10]	45,845	25,856

		279,744

Business Equipment & Services - 2.2%
First Data Corporation, Initial B1
Term Loan
3.04%, 2014[4,10]	57,541	49,534
3.03%, 2014[4,9,10]	107,809	92,805
3.00%, 2014[4,9,10]	1,892,650	1,629,255
VNU, Term Loan
2.25%, 2013[4,9,10]	1,069,124	998,072

		2,769,666

TOTAL SENIOR FLOATING RATE INTERESTS (cost $3,548,177)		$3,049,410

FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.38%, 2012[4]	80,000	88,000

TOTAL FOREIGN BOND (cost $79,573)		$88,000

FOREIGN GOVERNMENT BOND - 0.3%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012[4]	25,000	28,163

Mexico - 0.2%
Mexico Government International Bond
8.38%, 2011[4]	85,000	92,395
7.50%, 2012[4]	116,000	128,759

		221,154

Russia - 0.1%
Russia Government International Bond
8.25%, 2010[4,7,8]	8,113	8,295
Russian Ministry of Finance
3.00%, 2011[4]	80,000	79,008

		87,303

Schedule of Investments
September 30, 2009	SBL P (High Yield Series)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BOND- 0.3% (continued)
South Africa - 0.0%
South Africa Government
International Bond
7.38%, 2012[4]	$35,000	$38,413

TOTAL FOREIGN GOVERNMENT BOND (cost $340,187)		$375,033

REPURCHASE AGREEMENT - 3.5%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $4,472,006 (Collateralized by GNR, 3.50%, 5/16/39 with a value of $4,561,440) [4]	4,472,000	4,472,000

TOTAL REPURCHASE AGREEMENT (cost $4,472,000)		$4,472,000

Total Investments - 98.0% [11] (cost $127,327,156)		$126,211,770

Cash & Other Assets, Less Liabilities - 2.0%		2,573,211

Total Net Assets - 100.0%		$128,784,981

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $126,884,802.

*	Non-income producing security

[1]	Value determined based on Level 3 inputs established by ASC 820.

[2]	Security was fair valued by the Valuation Committee at September 30, 2009. The total market value of fair valued securities amounts to $113,061, (cost $674,272) or 0.1% of total net assets.

[3]	Security is deemed illiquid. The total market value of illiquid securities is $8,527 (cost $1,491,332), or 0.0% of total net assets.

[4]	Value determined based on Level 2 inputs established by ASC 820.

[5]	Security is in default of interest and/or principal obligations.

[6]	Step Up/Down

[7]	Security was acquired through a private placement.

[8]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $23,046,116 (cost $25,873,035), or 17.9% of total net assets.

[9]	Variable rate security. Rate indicated is rate effective at September 30, 2009.

[10]	Security is a senior floating rate interest. See Notes to Financial Statements for additional information.

[11]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 4.5%
Ceradyne, Inc. *	28,000	$513,240
GeoEye, Inc. *	112,500	3,014,999
Orbital Sciences Corporation *	123,821	1,853,600

		5,381,839

Apparel Retail - 3.8%
Brown Shoe Company, Inc.	148,800	1,193,376
Chico’s FAS, Inc. 1,*	209,700	2,726,100
Talbots, Inc.	53,669	495,365

		4,414,841

Apparel, Accessories & Luxury Goods - 2.8%
Fossil, Inc. 1,*	37,900	1,078,255
Maidenform Brands, Inc. *	139,000	2,232,340

		3,310,595

Asset Management & Custody Banks - 1.5%
Fifth Street Finance Corporation	165,359	1,807,374

Building Products - 1.1%
Trex Company, Inc. *	71,400	1,299,480

Coal & Consumable Fuels - 1.1%
Evergreen Energy, Inc. *	1,046,000	648,520
USEC, Inc. 1,*	148,930	698,482

		1,347,002

Communications Equipment - 0.9%
Symmetricom, Inc. 2,*	212,189	1,099,139

Computer & Electronics Retail - 1.3%
Conn’s, Inc. *	138,700	1,565,923

Computer Hardware - 0.3%
Silicon Graphics International Corporation *	48,582	325,985

Computer Storage & Peripherals - 1.6%
Adaptec, Inc. *	564,000	1,883,760

Construction & Engineering - 2.4%
Insituform Technologies, Inc. *	148,400	2,840,376

Construction & Farm Machinery & Heavy Trucks - 1.5%
Force Protection, Inc. *	320,000	1,747,200

Construction Materials - 1.4%
Eagle Materials, Inc. [1]	56,191	1,605,939

Electric Utilities - 3.6%
Allete, Inc. [1]	52,500	1,762,425
Empire District Electric Company	68,300	1,235,547
Westar Energy, Inc.	60,400	1,178,404

		4,176,376

Electrical Components & Equipment - 2.3%
LaBarge, Inc. *	109,700	1,234,125
Power-One, Inc. 2,*	574,975	1,121,201
UQM Technologies, Inc. *	57,560	330,970

		2,686,296

Electronic Manufacturing
Services - 3.3%
Maxwell Technologies, Inc. *	159,274	2,935,421
Methode Electronics, Inc.	121,626	1,054,497

		3,989,918

Food Retail - 1.9%
Winn-Dixie Stores, Inc. *	168,400	2,209,408

Forest Products - 3.8%
Louisiana-Pacific Corporation 1,*	690,900	4,608,303

Gas Utilities - 1.4%
Atmos Energy Corporation	59,400	1,673,892

Health Care Equipment - 1.2%
Aspect Medical Systems, Inc. *	122,388	1,466,208

Health Care Services - 4.1%
Amedisys, Inc. *	16,900	737,347
Mednax, Inc. *	40,100	2,202,293
Providence Service Corporation *	71,084	828,839
RehabCare Group, Inc. *	46,700	1,012,923

		4,781,402

Highways & Railtracks - 0.2%
Quixote Corporation [2]	117,200	291,828

Human Resources & Employment Services - 0.9%
Administaff, Inc.	39,600	1,040,292

Industrial Conglomerates - 1.3%
McDermott International, Inc. 1,*	62,000	1,566,740

Industrial Machinery - 0.9%
Flow International Corporation *	414,278	1,072,980

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	22,800	555,636

IT Consulting & Other Services - 2.9%
CACI International, Inc. *	48,200	2,278,414
Satyam Computer Services, Ltd. ADR	180,052	1,184,742

		3,463,156

Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	29,100	451,050

Multi-Line Insurance - 1.5%
Horace Mann Educators Corporation	128,600	1,796,542

Multi-Sector Holdings - 0.8%
Pico Holdings, Inc. 1,*	30,100	1,003,835

Multi-Utilities - 1.7%
NorthWestern Corporation	84,500	2,064,335

Office Services & Supplies - 0.4%
United Stationers, Inc. *	9,591	456,628

Schedule of Investments
September 30, 2009	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS - 100.0% (continued)
Oil & Gas Drilling - 0.9%
Vantage Drilling Company *	560,000	$1,024,800

Oil & Gas Equipment & Services - 3.4%
Global Industries, Ltd. *	251,000	2,384,500
Tesco Corporation *	203,900	1,627,122

		4,011,622

Oil & Gas Exploration & Production - 3.5%
GMX Resources, Inc. *	72,100	1,132,691
Goodrich Petroleum Corporation *	70,826	1,828,019
Gulfport Energy Corporation *	60,700	530,518
PetroHawk Energy Corporation *	27,700	670,617

		4,161,845

Oil & Gas Storage & Transportation - 2.7%
Southern Union Company	154,400	3,209,976

Packaged Foods & Meats - 4.7%
Del Monte Foods Company	227,200	2,630,976
Smart Balance, Inc. *	163,000	1,000,820
TreeHouse Foods, Inc. 1,*	54,500	1,944,015

		5,575,811

Paper Packaging - 1.2%
Bemis Company, Inc. [1]	53,200	1,378,412

Paper Products - 2.9%
Clearwater Paper Corporation 1,*	33,700	1,392,821
Schweitzer-Mauduit International, Inc.	38,000	2,065,680

		3,458,501

Personal Products - 1.8%
Elizabeth Arden, Inc. *	183,600	2,160,972

Property & Casualty Insurance - 3.4%
Employers Holdings, Inc.	76,000	1,176,480
Hanover Insurance Group, Inc.	69,800	2,884,833

		4,061,313

Regional Banks - 3.1%
Associated Banc-Corporation	79,708	910,265
Bancfirst Corporation	13,600	502,248
Commerce Bancshares, Inc. [1]	11,500	428,260
Heritage Financial Corporation	31,539	414,738
Old National Bancorp	122,697	1,374,207

		3,629,718

Research & Consulting Services - 4.1%
ICF International, Inc. *	85,700	2,598,424
Navigant Consulting, Inc. *	123,900	1,672,650
School Specialty, Inc. *	24,800	588,256

		4,859,330

Restaurants - 1.5%
Burger King Holdings, Inc.	101,900	1,792,421

Semiconductors - 2.6%
IXYS Corporation [2]	219,179	1,865,213
Supertex, Inc. *	38,900	1,167,000

		3,032,213

Specialty Chemicals - 3.2%
Landec Corporation *	292,900	1,874,560
Zoltek Companies, Inc. *	182,100	1,912,050

		3,786,610

Specialty Stores - 1.9%
Cabela’s, Inc. *	171,105	2,282,541

Trucking - 1.8%
Saia, Inc. *	111,200	1,788,096
Universal Truckload Services, Inc.	23,011	379,912

		2,168,008

TOTAL COMMON STOCKS (cost $90,644,773)		$118,578,371

	Principal Amount	Value
REPURCHASE AGREEMENT - 1.0%
State Street, 0.01%, dated 9/30/09, matures 10/01/09; repurchase amount $1,130,284 (Collateralized by U.S. Treasury Bond, 3/18/10 with a value of $1,154,076)[3]	1,130,284	1,130,284

TOTAL REPURCHASE AGREEMENT (cost $1,130,284)		$1,130,284

Total Investments - 101.0% [4] (cost $91,775,057)		$119,708,655
Liabilities, Less Cash & Other Assets - (1.0)%		(1,137,016)

Total Net Assets -100.0%		$118,571,639

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $92,389,552.
ADR      American Depositary Receipt

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $4,377,381 (cost $3,615,895), or 3.7% of total net assets.

[3]	Value determined based on Level 2 inputs established by ASC 820.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments
September 30, 2009	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 2.8%
GeoEye, Inc. *	189,784	$5,086,211
Orbital Sciences Corporation *	206,530	3,091,754

		8,177,965

Apparel Retail - 3.9%
Brown Shoe Company, Inc.	323,802	2,596,892
Chico’s FAS, Inc. 1,*	583,800	7,589,400
Talbots, Inc.	136,210	1,257,218

		11,443,510

Apparel, Accessories & Luxury Goods - 1.9%
Fossil, Inc. 1,*	86,800	2,469,460
Maidenform Brands, Inc. *	200,000	3,212,000

		5,681,460

Application Software - 0.4%
PLATO Learning, Inc. 2,*	257,750	1,113,480

Asset Management & Custody Banks - 0.4%
Fifth Street Finance Corporation	109,665	1,198,638

Auto Parts & Equipment - 0.0%
HydroGen Corporation 2,3,*	672,346	23,532

Biotechnology - 0.1%
Combinatorx, Inc. *	229,576	321,406

Building Products - 0.7%
Trex Company, Inc. *	118,900	2,163,980

Coal & Consumable Fuels - 1.0%
Evergreen Energy, Inc. *	1,597,000	990,140
USEC, Inc. 1,*	404,470	1,896,964

		2,887,104

Communications Equipment - 1.1%
EF Johnson Technologies, Inc. 2,*	284,000	380,560
Symmetricom, Inc. 2,*	546,680	2,831,802

		3,212,362

Construction & Engineering - 4.2%
Insituform Technologies, Inc. *	286,800	5,489,351
Quanta Services, Inc. *	146,400	3,239,832
URS Corporation *	84,820	3,702,393

		12,431,576

Construction & Farm Machinery & Heavy Trucks - 0.2%
Force Protection, Inc. *	133,300	727,818

Construction Materials - 1.1%
Eagle Materials, Inc. [1]	116,283	3,323,368

Consumer Finance - 0.2%
First Marblehead Corporation *	290,000	638,000

Data Processing & Outsourced Services - 5.5%
Affiliated Computer Services, Inc. *	94,500	5,119,065
Computer Sciences Corporation *	215,000	11,332,650

		16,451,715

Electric Utilities - 6.7%
Allete, Inc. [1]	135,751	4,557,161
Great Plains Energy, Inc.	300,305	5,390,475
Northeast Utilities	172,481	4,094,699
Pepco Holdings, Inc.	137,500	2,046,000
Westar Energy, Inc.	192,100	3,747,871

		19,836,206

Electrical Components & Equipment - 1.4%
Power-One, Inc. 2,*	1,690,300	3,296,085
UQM Technologies, Inc. *	147,266	846,780

		4,142,865

Electronic Manufacturing Services - 2.7%
Maxwell Technologies, Inc. *	439,900	8,107,357

Environmental & Facilities Services - 0.5%
Covanta Holding Corporation *	81,000	1,377,000

Forest Products - 1.4%
Louisiana-Pacific Corporation 1,*	638,100	4,256,127

Gas Utilities - 1.5%
Atmos Energy Corporation	155,000	4,367,900

Health Care Equipment - 1.9%
Aspect Medical Systems, Inc. *	171,500	2,054,570
Hologic, Inc. *	225,344	3,682,121

		5,736,691

Health Care Facilities - 0.6%
Community Health Systems, Inc. 1,*	53,600	1,711,448

Health Care Services - 3.4%
Amedisys, Inc. *	42,300	1,845,549
Mednax, Inc. *	102,000	5,601,840
Providence Service Corporation *	15,422	179,821
RehabCare Group, Inc. *	105,930	2,297,622

		9,924,832

Highways & Railtracks - 0.1%
Quixote Corporation [2]	149,800	373,002

Home Furnishings - 1.7%
Leggett & Platt, Inc.	256,500	4,976,100

Human Resources & Employment
Services - 0.7%
Administaff, Inc.	82,100	2,156,767

Industrial Conglomerates - 2.7%
McDermott International, Inc. *	313,500	7,922,145

Industrial Machinery - 1.1%
Harsco Corporation	84,600	2,995,686
Thermoenergy Corporation 2,*	1,201,231	408,419

		3,404,105

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	64,100	1,562,117

Schedule of Investments
September 30, 2009	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS - 98.0% (continued)
IT Consulting & Other Services - 1.0%
Satyam Computer Services, Ltd. ADR	449,994	$2,960,961

Mortgage REIT’s - 0.6%
Bimini Capital Management, Inc. 2,*	768,100	215,068
Redwood Trust, Inc. [1]	94,571	1,465,851

		1,680,919

Multi-Line Insurance - 1.8%
American Financial Group, Inc. [1]	205,250	5,233,875

Multi-Utilities - 4.4%
Alliant Energy Corporation	167,100	4,653,735
Black Hills Corporation	60,193	1,515,058
NorthWestern Corporation	184,000	4,495,120
SCANA Corporation [1]	70,800	2,470,920

		13,134,833

Office Services & Supplies - 0.4%
United Stationers, Inc. *	24,940	1,187,393

Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	48,050	1,899,417

Oil & Gas Equipment & Services - 3.6%
Global Industries, Ltd. *	1,145,249	10,879,866

Oil & Gas Exploration &
Production - 2.3%
Goodrich Petroleum Corporation *	55,787	1,439,862
Gulfport Energy Corporation *	195,300	1,706,922
PetroHawk Energy Corporation *	150,100	3,633,921

		6,780,705

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	255,100	5,303,529

Packaged Foods & Meats - 5.2%
Del Monte Foods Company	206,300	2,388,954
Hormel Foods Corporation [1]	122,100	4,336,992
JM Smucker Company	125,200	6,636,852
Ralcorp Holdings, Inc. *	34,000	1,987,980

		15,350,778

Paper Packaging - 3.9%
Bemis Company, Inc. [1]	264,000	6,840,240
Sonoco Products Company	160,950	4,432,563

		11,272,803

Paper Products - 1.8%
Schweitzer-Mauduit International, Inc.	98,500	5,354,460

Property & Casualty
Insurance - 6.5%
Alleghany Corporation *	17,335	4,490,632
Employers Holdings, Inc.	127,800	1,978,344
Hanover Insurance Group, Inc.	175,200	7,241,016
W.R. Berkley Corporation	230,100	5,816,928

		19,526,920

Regional Banks - 3.5%
Associated Banc-Corporation	194,047	2,216,017
Commerce Bancshares, Inc. [1]	94,480	3,518,435
First Horizon National Corporation *	101,489	1,342,705
Old National Bancorp	304,114	3,406,077

		10,483,234

Research & Consulting Services - 2.6%
ICF International, Inc. *	114,400	3,468,608
Navigant Consulting, Inc. *	317,200	4,282,200

		7,750,808

Restaurants - 1.5%
Burger King Holdings, Inc.	254,635	4,479,030

Semiconductor Equipment - 0.5%
Ultratech, Inc. *	105,800	1,399,734

Semiconductors - 1.9%
IXYS Corporation [2]	670,000	5,701,700

Specialty Chemicals - 1.1%
Landec Corporation *	251,145	1,607,328
Zoltek Companies, Inc. *	170,000	1,785,000

		3,392,328

Specialty Stores - 1.9%
Cabela’s, Inc. *	422,679	5,638,538

Trucking - 0.7%
Saia, Inc. *	133,690	2,149,735

TOTAL COMMON STOCKS (cost $289,273,963)		$291,212,142

WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011[4]	369,350	3,741

TOTAL WARRANTS (cost $381,520)		$3,741

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.8%
Metals & Minerals - 0.8%
USEC, Inc.
3.00%, 2014[4]	$3,500,000	$2,423,750

TOTAL CONVERTIBLE BONDS (cost $3,500,000)		$2,423,750

REPURCHASE AGREEMENT - 2.0%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $5,925,008 (Collateralized by GNR 3.50%, 1/20/37 & FFCB, 3.375%, 11/18/11 with a combined Value of $6,043,938) [4]	5,925,000	5,925,000

TOTAL REPURCHASE AGREEMENT (cost $5,925,000)		$5,925,000

Schedule of Investments September 30, 2009	SBL V (Mid Cap Value Series)

Value
Total Investments - 100.8% [5] (cost $299,080,483)	$299,564,633
Liabilities, Less Cash & Other Assets - (0.8)%	(2,444,937)

Total Net Assets - 100.0%	$297,119,696

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $299,080,483.
ADR      American Depositary Receipt

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $14,343,648 (cost $33,615,844), or 4.8% of total net assets.

[3]	Investment in an affiliated issuer. See note 4 in notes to financial statements.

[4]	Value determined based on Level 2 inputs established by ASC 820.

[5]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments

September 30, 2009	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. *	21,730	$437,642
DigitalGlobe, Inc. *	8,180	182,987

		620,629

Aluminum - 0.5%
Kaiser Aluminum Corporation	4,250	154,530

Apparel Retail - 1.3%
Jos A. Bank Clothiers, Inc. *	9,740	436,060

Apparel, Accessories & Luxury Goods - 4.4%
Carter’s, Inc. *	11,950	319,065
FGX International Holdings, Ltd. *	37,200	518,939
Hanesbrands, Inc. *	19,000	406,600
Lululemon Athletica, Inc. *	10,800	245,700

		1,490,304

Application Software - 8.2%
Informatica Corporation *	21,630	488,405
JDA Software Group, Inc. *	9,776	214,485
Longtop Financial Technologies, Ltd. ADR *	5,200	147,992
Nuance Communications, Inc. *	29,350	439,076
Solera Holdings, Inc.	22,350	695,309
VanceInfo Technologies, Inc. ADR *	41,250	801,900

		2,787,167

Biotechnology - 1.1%
Halozyme Therapeutics, Inc. *	24,110	171,422
Martek Biosciences Corporation *	8,700	196,533

		367,955

Casinos & Gaming - 1.2%
WMS Industries, Inc. *	9,030	402,377

Coal & Consumable Fuels - 1.0%
Massey Energy Company	12,700	354,203

Communications Equipment - 1.4%
InterDigital, Inc. *	19,930	461,579

Computer Storage & Peripherals - 3.2%
Novatel Wireless, Inc. *	43,565	494,898
QLogic Corporation *	35,145	604,494

		1,099,392

Construction & Engineering - 0.3%
Aecom Technology Corporation *	3,940	106,932

Construction & Farm Machinery & Heavy Trucks - 2.3%
Bucyrus International, Inc.	7,920	282,110
Wabtec Corporation	13,000	487,890

		770,000

Data Processing & Outsourced Services - 2.1%
Alliance Data Systems Corporation *	11,540	704,863

Diversified Metals & Mining - 0.9%
Thompson Creek Metals Company, Inc. *	26,800	323,476

Diversified Support Services - 0.9%
Ritchie Bros Auctioneers, Inc.	12,700	311,658

Education Services - 1.0%
DeVry, Inc.	6,000	331,920

Electric Utilities - 0.9%
ITC Holdings Corporation	6,950	315,878

Electrical Components & Equipment - 2.4%
Baldor Electric Company	23,520	643,036
Regal-Beloit Corporation	3,450	157,700

		800,736

Electronic Equipment & Instruments - 2.0%
Flir Systems, Inc. *	15,050	420,949
Rofin-Sinar Technologies, Inc. *	11,900	273,224

		694,173

Exchange Traded Funds - 8.5%
iShares Russell 2000 Growth Index Fund	44,115	2,889,974

Fertilizers & Agricultural Chemicals - 1.3%
Terra Industries, Inc.	12,440	431,295

Health Care Equipment - 2.0%
Integra LifeSciences Holdings Corporation *	9,580	327,157
Wright Medical Group, Inc. *	20,350	363,451

		690,608

Health Care Services - 2.9%
CardioNet, Inc. *	25,715	172,805
Clarient, Inc. *	21,000	88,410
LHC Group, Inc. *	11,310	338,508
Mednax, Inc. *	6,850	376,202

		975,925

Health Care Supplies - 1.5%
Haemonetics Corporation *	9,035	507,044

Household Products - 1.7%
Church & Dwight Company, Inc.	10,325	585,840

Housewares & Specialties - 2.4%
Jarden Corporation	29,680	833,118

Human Resources & Employment Services - 0.8%
Watson Wyatt Worldwide, Inc.	6,550	285,318

Hypermarkets & Super Centers - 0.7%
BJ’s Wholesale Club, Inc. *	6,400	231,808

Industrial Machinery - 1.5%
IDEX Corporation	17,930	501,144

Internet Software & Services - 0.8%
Constant Contact, Inc. *	13,770	265,073

Schedule of Investments

September 30, 2009	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS - 95.8% (continued)
Investment Banking & Brokerage - 3.1%
Knight Capital Group, Inc. *	20,100	$437,175
Stifel Financial Corporation *	9,150	502,335
TradeStation Group, Inc. *	14,440	117,686

		1,057,196

Leisure Facilities - 1.7%
Life Time Fitness, Inc. *	20,555	576,568

Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. *	10,350	382,743

Metal & Glass Containers - 2.1%
Silgan Holdings, Inc.	14,050	740,856

Movies & Entertainment - 0.7%
Imax Corporation *	26,835	252,517

Multi-Line Insurance - 1.9%
HCC Insurance Holdings, Inc.	23,450	641,358

Multi-Utilities - 1.0%
NorthWestern Corporation	13,920	340,065

Oil & Gas Equipment & Services - 2.3%
Oil States International, Inc. *	11,600	407,508
Superior Energy Services, Inc. *	17,090	384,867

		792,375

Oil & Gas Exploration & Production - 2.2%
Bill Barrett Corporation *	10,900	357,411
Comstock Resources, Inc. *	9,590	384,367

		741,778

Packaged Foods & Meats - 1.4%
Flowers Foods, Inc.	18,130	476,638

Pharmaceuticals - 3.1%
Endo Pharmaceuticals Holdings, Inc. *	13,950	315,689
Perrigo Company	22,100	751,179

		1,066,868

Railroads - 1.5%
Kansas City Southern *	19,505	516,687

Regional Banks - 1.5%
TCF Financial Corporation	38,530	502,431

Research & Consulting Services - 0.4%
ICF International, Inc. *	4,500	136,440

Restaurants - 1.9%
Einstein Noah Restaurant Group, Inc. *	16,300	196,252
McCormick & Schmick’s Seafood Restaurants, Inc. *	15,850	117,924
Panera Bread Company *	6,100	335,500

		649,676

Semiconductor Equipment - 1.8%
Formfactor, Inc. *	18,180	434,866
Tessera Technologies, Inc. *	6,480	180,727

		615,593

Semiconductors - 4.8%
ON Semiconductor Corporation *	88,565	730,661
Skyworks Solutions, Inc. *	69,265	917,069

		1,647,730

Systems Software - 2.3%
Rovi Corporation *	23,700	796,320

TOTAL COMMON STOCKS (cost $26,227,964)		$32,664,818

Total Investments - 95.8% [1] (cost $26,227,964)		$32,664,818
Cash & Other Assets, Less Liabilities - 4.2%		1,444,892

Total Net Assets - 100.0%		$34,109,710

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $26,409,277.
ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments

September 30, 2009	SBL Y (Select 25 Series)

	Shares	Value
COMMON STOCKS - 97.4%
Advertising - 2.9%
Omnicom Group, Inc.	29,010	$1,071,629

Aerospace & Defense - 9.0%
Goodrich Corporation	20,240	1,099,842
Honeywell International, Inc.	29,640	1,101,126
ITT Corporation	20,900	1,089,935

		3,290,903

Coal & Consumable Fuels - 2.5%
Peabody Energy Corporation	24,870	925,661

Communications Equipment - 4.0%
Qualcomm, Inc.	32,520	1,462,750

Computer Hardware - 4.2%
Apple, Inc. *	8,335	1,545,059

Department Stores - 3.0%
Kohl’s Corporation *	19,540	1,114,757

Diversified Metals & Mining - 3.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	16,580	1,137,554

Drug Retail - 3.6%
CVS Caremark Corporation	37,325	1,333,996

Electronic Components - 2.8%
Corning, Inc.	67,225	1,029,215

Footwear - 3.6%
Nike, Inc. (Cl.B)	19,775	1,279,443

General Merchandise Stores - 3.0%
Target Corporation	23,560	1,099,781

Health Care Equipment - 3.3%
Covidien plc	27,840	1,204,358

Home Entertainment Software - 2.5%
Activision Blizzard, Inc. *	73,675	912,833

Household Products - 2.1%
Colgate-Palmolive Company	10,180	776,530

Industrial Conglomerates - 3.0%
3M Company	15,100	1,114,380

Industrial Gases - 3.0%
Air Products & Chemicals, Inc.	14,340	1,112,497

Internet Retail - 3.4%
Amazon.com, Inc. *	13,220	1,234,219

Internet Software & Services - 4.3%
Google, Inc. *	3,260	1,616,470

IT Consulting & Other Services - 3.6%
Cognizant Technology Solutions Corporation *	33,820	1,307,481

Oil & Gas Drilling - 3.8%
Transocean, Ltd. *	16,070	1,374,468

Other Diversified Financial Services - 6.5%
Bank of America Corporation	64,500	1,091,340
JPMorgan Chase & Company	29,165	1,278,010

		2,369,350

Pharmaceuticals - 5.8%
Pfizer, Inc.	67,060	1,109,844
Teva Pharmaceutical Industries, Ltd. ADR	19,820	1,002,099

		2,111,943

Railroads - 2.8%
Burlington Northern Santa Fe Corporation	12,680	1,012,244

Restaurants - 3.4%
Darden Restaurants, Inc.	36,785	1,255,472

Semiconductors - 4.0%
Intel Corporation	74,610	1,460,118

Soft Drinks - 4.1%
PepsiCo, Inc.	25,100	1,472,366

TOTAL COMMON STOCKS (cost $32,194,494)		$35,625,477

Total Investments - 97.4% [1] (cost $32,194,494)		$35,625,477
Cash & Other Assets, Less Liabilities - 2.6%		960,515

Total Net Assets - 100.0%		$36,585,992

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $32,443,592.
ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 79.1%
Aerospace & Defense - 1.6%
Lockheed Martin Corporation [1,2]	3,993	$311,773
Northrop Grumman Corporation [1,2]	1,100	56,925

		368,698

Agricultural Products - 1.6%
AgFeed Industries, Inc. *	4,180	22,321
Archer-Daniels-Midland Company [3]	11,703	341,962

		364,283

Airlines - 0.5%
Airtran Holdings, Inc. *	18,619	116,369

Aluminum - 0.6%
Alcoa, Inc.	3,219	42,233
Century Aluminum Company *	9,071	84,814

		127,047

Apparel Retail - 2.8%
Gap, Inc. [1,2]	6,300	134,820
Gymboree Corporation 1,2,*	3,200	154,816
Ltd. Brands, Inc. [1,2]	5,400	91,746
Ross Stores, Inc. [1,2]	2,300	109,871
TJX Companies, Inc. [1,2]	3,800	141,170

		632,423

Apparel, Accessories & Luxury Goods - 0.2%
Phillips-Van Heusen Corporation [1,2]	900	38,511

Automobile Manufacturers - 0.2%
Ford Motor Company *	5,852	42,193

Biotechnology - 0.5%
Amgen, Inc. 1,2,*	1,900	114,437

Coal & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. *	3,511	123,236

Communications Equipment - 1.1%
ADC Telecommunications, Inc. *	6,730	56,128
Cisco Systems, Inc. *	585	13,771
Harmonic, Inc. 1,2,*	11,700	78,156
JDS Uniphase Corporation *	5,852	41,608
Oplink Communications, Inc. *	3,709	53,855
Opnext, Inc. *	2,983	8,740

		252,258

Computer & Electronics Retail - 1.0%
Best Buy Company, Inc.	3,805	142,764
RadioShack Corporation [1,2]	5,500	91,135

		233,899

Computer Hardware - 0.3%
International Business Machines Corporation	585	69,972

Computer Storage & Peripherals - 0.4%
Logitech International S.A. *	543	9,980
Seagate Technology	2,926	44,504
Western Digital Corporation *	1,463	53,443

		107,927

Construction & Engineering - 2.0%
Fluor Corporation	6,145	312,473
Insituform Technologies, Inc. *	1,463	28,002
KBR, Inc.	4,390	102,243

		442,718

Construction & Farm Machinery & Heavy Trucks - 3.1%
Joy Global, Inc. [1,2]	9,500	464,930
Lindsay Corporation	878	34,576
Trinity Industries, Inc. [1,2]	10,800	185,652

		685,158

Construction Materials - 1.3%
Eagle Materials, Inc.	1,171	33,467
Martin Marietta Materials, Inc.	1,464	134,791
Texas Industries, Inc.	878	36,876
Vulcan Materials Company	1,756	94,947

		300,081

Diversified Banks - 0.7%
Banco Latinoamericano de Comercio Exterior S.A.	836	11,888
Barclays plc ADR	5,225	123,519

		135,407

Diversified Metals & Mining - 2.6%
Brush Engineered Materials, Inc. *	2,405	58,826
General Moly, Inc. *	5,655	17,813
Horsehead Holding Corporation *	8,570	100,441
iPath Dow Jones-UBS Copper Subindex Total Return ETN 3,*	10,240	396,391
Titanium Metals Corporation	585	5,610

		579,081

Diversified Real Estate Activities - 0.5%
St. Joe Company *	3,592	104,599

Drug Retail - 1.1%
CVS Caremark Corporation	6,730	240,530

Electrical Components & Equipment - 1.5%
AO Smith Corporation [1,2]	3,000	114,300
General Cable Corporation *	3,512	137,495
GrafTech International, Ltd. *	5,852	86,024

		337,819

Electronic Components - 0.7%
AVX Corporation	2,868	34,215
Corning, Inc.	7,608	116,479

		150,694

Electronic Manufacturing Services - 0.1%
Flextronics International, Ltd. *	1,756	13,100
Sanmina-SCI Corporation *	807	6,940

		20,040

Environmental & Facilities Services - 0.4%
Industrial Services of America, Inc. *	157	1,358
Metalico, Inc. *	20,148	84,017

		85,375

Exchange Traded Funds - 4.7%
iPath Dow Jones-UBS Commodity Index Total Return ETN	4,640	178,918

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 79.1% (continued)
Exchange Traded Funds - 4.7% (continued)
iShares Dow Jones US Regional Banks Index Fund	4,975	$104,276
PowerShares DB Agriculture Fund	1,756	44,708
PowerShares DB Base Metals Fund	6,437	117,668
Regional Bank HOLDRs Trust *	1,254	100,420
SPDR KBW Regional Banking ETF	5,265	112,250
United States Oil Fund, LP 3,*	11,106	401,926

		1,060,166

Fertilizers & Agricultural Chemicals - 0.4%
Potash Corporation of Saskatchewan, Inc.	1,045	94,405

Food Retail - 0.4%
Safeway, Inc. [1,2]	4,200	82,824

Forest Products - 0.1%
Weyerhaeuser Company	586	21,477

General Merchandise Stores - 0.5%
Family Dollar Stores, Inc. [1,2]	3,900	102,960

Gold - 2.1%
Iamgold Corporation	1,045	14,776
Jaguar Mining, Inc. *	4,723	42,129
Newmont Mining Corporation	2,342	103,095
Randgold Resources, Ltd. ADR	4,207	293,985

		453,985

Health Care Distributors - 0.6%
Owens & Minor, Inc. [1,2]	2,800	126,700

Health Care Equipment - 0.5%
Baxter International, Inc. [1,2]	1,900	108,319

Health Care Facilities - 0.3%
Kindred Healthcare, Inc. 1,2,*	4,100	66,543

Health Care Services - 0.6%
Lincare Holdings, Inc. 1,2,*	4,100	128,125

Health Care Technology - 0.9%
athenahealth, Inc. *	5,225	200,483

Home Entertainment Software - 3.6%
Shanda Interactive Entertainment, Ltd. ADR 1,2,*	16,000	819,200

Human Resources & Employment Services - 0.5%
Watson Wyatt Worldwide, Inc. [1,2]	2,400	104,544

Hypermarkets & Super Centers - 0.5%
Wal-Mart Stores, Inc. [1,2]	2,300	112,907

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. [1,2]	5,400	174,798

Industrial Conglomerates - 0.3%
General Electric Company [1,2]	4,500	73,890

Industrial Machinery - 0.5%
LB Foster Company *	611	18,684
Watts Water Technologies, Inc. [1,2]	3,000	90,750

		109,434

Integrated Oil & Gas - 1.6%
ConocoPhillips [1,2]	3,256	147,041
StatoilHydro ASA ADR	1,045	23,554
Suncor Energy, Inc.	5,225	180,577

		351,172

Integrated Telecommunication Services - 1.4%
AT&T, Inc. [1,2]	11,300	305,213

Internet Software & Services - 0.2%
Open Text Corporation *	1,045	39,010

Investment Banking & Brokerage - 0.3%
Lazard, Ltd.	824	34,039
Nomura Holdings, Inc. ADR	5,469	33,470

		67,509

IT Consulting & Other Services - 0.0%
Yucheng Technologies, Ltd. *	1,045	7,493

Life & Health Insurance - 0.4%
MetLife, Inc.	1,170	44,542
Sun Life Financial, Inc.	1,605	50,140

		94,682

Life Sciences Tools & Services - 1.6%
Charles River Laboratories International, Inc. 1,2,*	2,100	77,658
Life Technologies Corporation 1,2,*	3,000	139,650
Millipore Corporation 1,2,*	1,900	133,627

		350,935

Managed Health Care - 0.6%
Centene Corporation *	4,390	83,147
WellCare Health Plans, Inc. 1,2,*	2,400	59,160

		142,307

Marine - 0.6%
Kirby Corporation *	3,806	140,137

Movies & Entertainment - 1.3%
Marvel Entertainment, Inc. 1,2,*	5,800	287,796

Multi-Line Insurance - 0.2%
Genworth Financial, Inc. [1,2]	4,200	50,190

Oil & Gas Equipment & Services - 0.5%
Cameron International Corporation *	585	22,125

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 79.1% (continued)
Oil & Gas Equipment & Services - 0.5% (continued)
FMC Technologies, Inc. *	519	$27,113
Matrix Service Company *	1,756	19,088
National Oilwell Varco, Inc. *	293	12,637
Oceaneering International, Inc. *	585	33,198

		114,161

Oil & Gas Exploration & Production - 1.9%
Anadarko Petroleum Corporation [1,2]	2,930	183,799
Encore Acquisition Company *	4,975	186,066
Georesources, Inc. *	2,629	29,050
Gran Tierra Energy, Inc. *	7,159	29,781

		428,696

Oil & Gas Refining & Marketing - 0.5%
World Fuel Services Corporation	2,400	115,368

Packaged Foods & Meats - 0.4%
Cal-Maine Foods, Inc.	3,100	82,987

Paper Packaging - 0.6%
Bemis Company, Inc.	878	22,749
Rock-Tenn Company	2,338	110,143
Temple-Inland, Inc.	293	4,811

		137,703

Paper Products - 0.1%
International Paper Company	879	19,540

Personal Products - 0.5%
China-Biotics, Inc. *	1,045	16,720
Herbalife, Ltd. [1,2]	2,600	85,124

		101,844

Pharmaceuticals - 3.3%
Forest Laboratories, Inc. 1,2,*	3,600	105,984
Johnson & Johnson [1,2]	8,812	536,563
Viropharma, Inc. 1,2,*	10,500	101,010

		743,557

Precious Metals & Minerals - 0.5%
E-TRACS UBS Long Platinum ETN *	7,776	121,383

Property & Casualty Insurance - 1.6%
ACE, Ltd.	585	31,274
Amtrust Financial Services, Inc. [1,2]	6,300	71,883
Berkshire Hathaway, Inc. (Cl.B) *	50	166,150
Travelers Companies, Inc.	1,757	86,497

		355,804

Railroads - 0.3%
Genesee & Wyoming, Inc. *	2,003	60,731

Regional Banks - 0.5%
East West Bancorp, Inc.	3,511	29,141
First Horizon National Corporation *	5,025	66,476
Republic Bancorp, Inc.	853	17,026

		112,643

Reinsurance - 0.6%
Endurance Specialty Holdings, Ltd. [1,2]	3,200	116,705
Validus Holdings, Ltd.	878	22,652

		139,357

Restaurants - 0.6%
BJ’s Restaurants, Inc. *	2,633	39,469
Jack in the Box, Inc. 1,2,*	4,200	86,058

		125,527

Retail REIT’s - 2.4%
General Growth Properties, Inc. [3]	111,800	542,230

Semiconductor Equipment - 0.7%
Amkor Technology, Inc. 1,2,*	9,800	67,425
Applied Materials, Inc.	2,926	39,208
Teradyne, Inc. *	4,196	38,813
Veeco Instruments, Inc. *	63	1,469

		146,915

Semiconductors - 5.2%
Atmel Corporation *	60,313	252,711
Cypress Semiconductor Corporation *	9,948	102,763
Fairchild Semiconductor International, Inc. *	4,678	47,856
Intel Corporation	12,381	242,296
Linear Technology Corporation	4,683	129,391
LSI Corporation *	17,321	95,092
ON Semiconductor Corporation *	14,058	115,979
Skyworks Solutions, Inc. *	3,511	46,486
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	4,848	53,134
Texas Instruments, Inc.	3,218	76,234
TriQuint Semiconductor, Inc. *	4,349	33,574

		1,195,516

Specialized REIT’s - 0.4%
Potlatch Corporation	2,926	83,245

Specialty Chemicals - 0.1%
OM Group, Inc. *	585	17,778

Steel - 0.5%
Cliffs Natural Resources, Inc.	1,463	47,342
Steel Dynamics, Inc.	2,926	44,885
Universal Stainless & Alloy *	1,539	28,087

		120,314

Systems Software - 2.4%
CA, Inc. [1,2]	20,235	444,968
Symantec Corporation 1,2,*	6,300	103,761

		548,729

Technology Distributors - 0.7%
Arrow Electronics, Inc. 1,2,*	2,800	78,820
Avnet, Inc. 1,2,*	3,200	83,104

		161,924

Tobacco - 3.7%
Altria Group, Inc. [1,2]	17,800	317,018
Philip Morris International, Inc. [1,2]	10,500	511,770

		828,788

Trucking - 0.3%
Con-Way, Inc. [1,2]	1,800	68,976

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - 79.1% (continued)
Trucking - 0.3% (continued)
Quality Distribution, Inc. *	1,757	$5,921

		74,897

TOTAL COMMON STOCKS (cost $18,213,139)		$17,729,596

FOREIGN STOCKS - 2.0%
Diversified Banks - 0.0%
Anglo Irish Bank Corporation, Ltd. [4]	16,638	—

Multi-Line Insurance - 1.0%
Fortis	45,503	213,149

Pharmaceuticals - 1.0%
AstraZeneca plc [1,2]	2,800	125,491
GlaxoSmithKline plc [1,2]	5,500	108,110

		233,601

TOTAL FOREIGN STOCKS (cost $435,290)		$446,750

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 12.5%
Federal Home Loan Bank
0.04%, 10/28/2009[3,5]	$1,800,000	$1,799,946
Federal National Mortgage Association
0.06%, 10/16/2009[1,5]	1,000,000	999,975

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,799,921)		$2,799,921

SHORT TERM INVESTMENTS - 16.2%
State Street General Account U.S. Government Fund[5]	3,632,357	3,632,357

TOTAL SHORT TERM INVESTMENTS (cost $3,632,357)		$3,632,357

REPURCHASE AGREEMENT - 9.8%
State Street, 0.01%, dated 9/30/09, matures 10/01/09; repurchase amount $1,190,768 (Collateralized by U.S. Treasury Bond, 03/18/10 with a value of $1,219,024)[5]	1,190,768	1,190,768
State Street, 0.01%, dated 9/30/09, matures 10/01/09; repurchase amount $1,011,940 (Collateralized by U.S. Treasury Bond, 03/18/10 with a value of $1,034,172)[5]	1,011,940	1,011,940

TOTAL REPURCHASE AGREEMENT (cost $2,202,708)		$2,202,708

Total Investments - 119.6% [6] (cost $27,283,415)		$26,811,332
Liabilities, Less Cash & Other Assets - (19.6)%		(4,391,145)

Total Net Assets - 100.0%		$22,420,187

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (21.0)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR 7,8,*	(2,500)	$(75,000)

Airlines - 0.0%
UAL Corporation *	(886)	(8,169)

Alternative Carriers - (0.3)%
Clearwire Corporation 7,8,*	(2,660)	(30,138)
Global Crossing, Ltd. 7,8,*	(2,520)	(40,244)

		(70,382)

Auto Parts & Equipment - (0.1)%
BorgWarner, Inc.	(664)	(20,093)

Biotechnology - (3.4)%
Acorda Therapeutics, Inc. 7,8,*	(2,900)	(77,575)
Alnylam Pharmaceuticals, Inc. 7,8,*	(3,000)	(88,229)
AMAG Pharmaceuticals, Inc. 7,8,*	(1,900)	(82,954)
Cepheid, Inc. 7,8,*	(5,500)	(84,700)
Exelixis, Inc. 7,8,*	(4,700)	(30,127)
Genzyme Corporation *	(886)	(50,263)
Gilead Sciences, Inc. *	(443)	(20,635)
Regeneron Pharmaceuticals, Inc. 7,8,*	(3,810)	(82,715)
Rigel Pharmaceuticals, Inc. 7,8,*	(3,070)	(78,838)
Savient Pharmaceuticals, Inc. 7,8,*	(3,240)	(64,282)
Vertex Pharmaceuticals, Inc. 7,8,*	(2,700)	(74,709)

		(735,027)

Building Products - (0.7)%
USG Corporation 7,8,*	(5,580)	(160,258)

Communications Equipment - (0.2)%
Nokia Oyj ADR	(443)	(6,477)
Riverbed Technology, Inc. 7,8,*	(4,100)	(54,530)

		(61,007)

Computer Storage & Peripherals - (0.3)%
Intermec, Inc. 7,8,*	(2,570)	(50,938)
Lexmark International, Inc. *	(664)	(14,303)

		(65,241)

Department Stores - (0.2)%
Sears Holdings Corporation *	(822)	(53,685)

Diversified Banks - (2.6)%
Wells Fargo & Company [7,8]	(12,937)	(565,622)

Diversified Metals & Mining - (0.2)%
Ivanhoe Mines, Ltd. 7,8,*	(4,780)	(39,865)

Diversified Real Estate Activities - 0.0%
Consolidated-Tomoka Land Company	(119)	(4,558)

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS - (21.0)% (continued)
Electric Utilities - (1.2)%
Korea Electric Power Corporation ADR [7,8]	(19,460)	$(263,294)

Exchange Traded Funds - (1.2)%
iShares Barclays 20+ Year Treasury Bond Fund	(2,657)	(262,139)
United States Natural Gas Fund, LP *	(886)	(10,402)

		(272,541)

Health Care Equipment - (0.3)%
Intuitive Surgical, Inc. 7,8,*	(200)	(56,100)
Palomar Medical Technologies, Inc. *	(686)	(11,120)

		(67,220)

Health Care Supplies - (0.3)%
Align Technology, Inc. 7,8,*	(6,300)	(76,860)

Health Care Technology - (0.5)%
athenahealth, Inc. 7,8,*	(2,700)	(96,795)
IMS Health, Inc.	(634)	(9,732)

		(106,527)

Home Entertainment Software - (0.2)%
Electronic Arts, Inc. 7,8,*	(900)	(36,720)

Integrated Oil & Gas - (0.1)%
Exxon Mobil Corporation	(221)	(15,162)
Hess Corporation	(221)	(11,815)

		(26,977)

Integrated Telecommunication Services - (0.2)%
Frontier Communications Corporation	(3,542)	(26,706)
Qwest Communications International, Inc.	(1,992)	(7,589)
Verizon Communications, Inc.	(664)	(20,099)

		(54,394)

Internet Software & Services - (1.1)%
Baidu, Inc. ADR 7,8,*	(200)	(53,726)
Equinix, Inc. 7,8,*	(1,000)	(79,940)
SAVVIS, Inc. 7,8,*	(5,900)	(86,966)
VeriSign, Inc. 7,8,*	(1,300)	(33,319)

		(253,951)

Leisure Products - (1.5)%
Callaway Golf Company	(1,271)	(9,672)
Pool Corporation [7,8]	(12,350)	(305,663)

		(315,335)

Life Sciences Tools & Services - (0.7)%
Luminex Corporation 7,8,*	(2,700)	(68,823)
Pharmaceutical Product Development, Inc.	(1,423)	(31,220)
Sequenom, Inc. 7,8,*	(3,140)	(64,716)

		(164,759)

Oil & Gas Exploration & Production - (0.5)%
BPZ Resources, Inc. 7,8,*	(6,000)	(112,800)

Oil & Gas Refining & Marketing - (0.1)%
Sunoco, Inc.	(655)	(18,635)
Valero Energy Corporation	(221)	(4,285)
Western Refining, Inc. *	(664)	(4,283)

		(27,203)

Pharmaceuticals - (0.8)%
Auxilium Pharmaceuticals, Inc. 7,8,*	(1,960)	(72,167)
Sepracor, Inc. 7,8,*	(1,350)	(23,625)
XenoPort, Inc. 7,8,*	(1,790)	(82,036)

		(177,828)

Publishing - (0.1)%
Interactive Data Corporation	(1,107)	(29,014)

Regional Banks - (0.5)%
PrivateBancorp, Inc. [7,8]	(2,400)	(103,200)

Research & Consulting Services - (0.3)%
Dun & Bradstreet Corporation	(664)	(50,013)
Huron Consulting Group, Inc. *	(664)	(17,151)

		(67,164)

Restaurants - (0.1)%
Burger King Holdings, Inc.	(664)	(11,680)
Ruby Tuesday, Inc. *	(443)	(3,730)

		(15,410)

Semiconductor Equipment - (0.1)%
Varian Semiconductor Equipment Associates, Inc. 7,8,*	(1,270)	(33,299)

Semiconductors - (0.8)%
Cree, Inc. 7,8,*	(4,200)	(115,332)
Rambus, Inc. 7,8,*	(3,680)	(56,451)

		(171,783)

Soft Drinks - (0.4)%
Hansen Natural Corporation 7,8,*	(3,270)	(96,825)

Specialty Chemicals - (0.2)%
Zoltek Companies, Inc. 7,8,*	(2,900)	(52,867)

Systems Software - (0.6)%
Red Hat, Inc. 7,8,*	(3,300)	(58,905)
VMware, Inc. 7,8,*	(2,500)	(71,450)

		(130,355)

Wireless Telecommunication Services - (0.8)%
Leap Wireless International, Inc. 7,8,*	(1,600)	(69,440)
MetroPCS Communications, Inc. *	(886)	(8,293)
SBA Communications Corporation 7,8,*	(2,600)	(74,854)
Telephone & Data Systems, Inc.	(886)	(27,475)

		(180,062)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,654,179)		$(4,695,295)

FOREIGN STOCKS - (17.2)%
Airlines - (0.2)%
Ryanair Holdings plc 7,8,*	(10,200)	(38,219)

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
FOREIGN STOCKS - (17.2)% (continued)
Airport Services - (0.9)%
Beijing Capital International Airport Company, Ltd. [7,8]	(232,000)	$(200,659)

Apparel, Accessories & Luxury Goods - (0.1)%
C C Land Holdings, Ltd. [7,8]	(53,000)	(14,782)

Automobile Manufacturers - (2.3)%
Volkswagen AG [7,8]	(1,300)	(539,375)

Biotechnology - (1.1)%
Basilea Pharmaceutica [7,8]*	(500)	(83,364)
Intercell AG [7,8]*	(2,000)	(78,778)
Zeltia S.A. [7,8]	(8,500)	(57,969)

		(220,111)

Broadcasting - (0.1)%
Tokyo Broadcasting System Holdings, Inc. [7,8]	(1,300)	(21,836)

Cable & Satellite - (0.3)%
Sky Deutschland AG 7,8,*	(4,200)	(68,951)

Casinos & Gaming - (0.7)%
bwin Interactive Entertainment AG 7,8,*	(1,700)	(48,431)
Genting Singapore plc 7,8,*	(132,800)	(43,724)
PartyGaming plc [7,8]	(16,200)	(60,974)

		(153,129)

Coal & Consumable Fuels - (0.3)%
Aquila Resources, Ltd. 7,8,*	(2,600)	(22,783)
Riversdale Mining, Ltd. 7,8,*	(7,100)	(54,029)

		(76,812)

Construction & Engineering - (0.2)%
Ausenco, Ltd. [7,8]	(2,300)	(24,817)
China Communications Construction Company, Ltd. [7,8]	(16,000)	(16,571)

		(41,388)

Construction & Farm Machinery & Heavy Trucks - (0.1)%
China National Materials Company, Ltd. [7,8]	(37,600)	(19,168)

Construction Materials - (0.2)%
Anhui Conch Cement Company, Ltd. [7,8]	(5,500)	(24,761)
China National Building Material Company, Ltd. [7,8]	(17,300)	(23,432)

		(48,193)

Department Stores - (0.9)%
Marui Group Company, Ltd. [7,8]	(31,000)	(233,862)

Diversified Banks - (2.0)%
Aozora Bank, Ltd. [7,8]	(17,300)	(27,861)
Erste Group Bank AG [7,8]	(5,500)	(337,971)
Mizuho Financial Group, Inc. [7,8]	(12,000)	(49,593)
Mizuho Trust & Banking Company, Ltd. [7,8]	(18,800)	(26,216)

		(441,641)

Diversified Metals & Mining - (0.3)%
Fushan International Energy Group, Ltd. 7,8,*	(70,000)	(25,165)
Western Areas NL 7,8,*	(6,600)	(47,324)

		(72,489)

Diversified Real Estate Activities - (0.1)%
Franshion Properties China, Ltd. [7,8]	(84,600)	(23,552)

Electrical Components & Equipment - (0.1)%
Toyo Tanso Company, Ltd. [7,8]	(600)	(32,408)

Gold - (0.7)%
Agnico-Eagle Mines, Ltd. [7,8,9]	(1,900)	(125,612)
Sino Gold Mining, Ltd. 7,8,*	(9,100)	(37,425)

		(163,037)

Highways & Railtracks - (2.2)%
Brisa Auto-Estradas de Portugal S.A. [7,8]	(47,200)	(490,927)

Household Appliances - (1.9)%
Electrolux AB [7,8]	(32,100)	(422,058)

Industrial Machinery - (0.3)%
Japan Steel Works, Ltd. [7,8]	(1,600)	(22,196)
Meyer Burger Technology AG 7,8,*	(200)	(49,879)

		(72,075)

Internet Software & Services - (0.2)%
Access Company, Ltd. 7,8,*	(18)	(34,682)

Investment Banking & Brokerage - (0.1)%
Monex Group, Inc. [7,8]	(83)	(29,140)

Marine Ports & Services - (0.1)%
China Merchants Holdings International Company, Ltd. [7,8]	(4,900)	(17,461)

Oil & Gas Equipment & Services - (0.4)%
Modec, Inc. [7,8]	(1,000)	(25,772)
Sevan Marine ASA 7,8,*	(6,300)	(33,049)
Trican Well Service, Ltd. [7,8]	(2,200)	(37,447)

		(96,268)

Oil & Gas Exploration & Production - (0.8)%
Arrow Energy, Ltd. 7,8,*	(9,500)	(24,514)
Imperial Energy Corporation plc 7,8,*	(4,200)	(83,657)
Queensland Gas Company, Ltd.7,8,*	(13,600)	(52,897)

		(161,068)

Precious Metals & Minerals - (0.3)%
Silver Wheaton Corporation 7,8,*	(6,500)	(68,246)

Schedule of Investments

September 30, 2009	SBL Z (Alpha Opportunity Series)

	Shares	Value
FOREIGN STOCKS - (17.2)% (continued)
Real Estate Operating Companies - (0.3)%
Aeon Mall Company, Ltd. [7,8]	(1,900)	$(58,221)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,703,004)		$(3,859,758)

TOTAL SECURITIES SOLD SHORT - (38.2%) (proceeds $8,357,183)		$(8,555,053)

INVESTMENT CONCENTRATION
At September 30, 2009, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	89.2%	$20,003,235
Cayman Islands	3.6	820,102
Jersey	1.3	293,985
United Kingdom	1.2	273,463
Belgium	1.0	213,149
Canada	0.7	149,867
Bermuda	0.5	118,370
Taiwan	0.2	53,134
Singapore	0.1	13,100
Panama	0.1	11,888
Virgin Islands (UK)	0.0	7,493
Finland	0.0	(6,477)
Norway	0.0	(9,495)
Ireland	(0.2)	(38,219)
Isle Of Man	(0.2)	(43,724)
Spain	(0.3)	(57,969)
Gibraltar	(0.3)	(60,974)
Hong Kong	(0.3)	(66,178)
Switzerland	(0.4)	(91,989)
Republic of Korea	(1.2)	(263,294)
Australia	(1.2)	(263,789)
China	(1.3)	(284,591)
Sweden	(1.9)	(422,058)
Austria	(2.1)	(465,180)
Portugal	(2.2)	(490,927)
Japan	(2.3)	(528,317)
Germany	(2.6)	(608,326)

Total Investments	81.4	$18,256,279

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $27,811,368.
ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $8,476,706 (cost $9,566,191), or 37.8% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services.

[3]	Security is segregated as collateral for open futures contracts.

[4]	Security is deemed illiquid. The total market value of illiquid securities is $0 (cost $101,261), or 0.0% of total net assets.

[5]	Value determined based on Level 2 inputs established by ASC 820.

[6]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

[7]	Security is fair valued by the Valuation Committee at September 30, 2009. The total market value of fair valued securities amounts to $(7,786,655) (cost $(7,622,318)), or (34.7%) of total net assets.

[8]	Value determined based on Level 3 inputs established by ASC 820.

[9]	Security was acquired through a private placement.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series’ investments, were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)

Series A
(Equity)	$20,895,655	$(21,004,597)	$(108,942)
Series B
(Large Cap Value)	30,967,409	(38,488,197)	(7,520,788)
Series C
(Money Market)	31,488	(3,589)	27,899
Series D
(Global)	25,212,656	(3,096,154)	22,116,502
Series E
(U.S. Intermediate Bond)	2,642,252	(3,987,699)	(1,345,447)
Series H
(Enhanced Index)	2,870,992	(3,156,817)	(285,825)
Series J
(Mid Cap Growth)	22,349,497	(2,407,579)	19,941,918
Series N
(Managed Asset Allocation)	4,022,049	(4,923,740)	(901,691)
Series O
(Equity Income)	10,706,548	(25,601,698)	(14,895,150)
Series P
(High Yield)	15,901,840	(16,574,872)	(673,032)
Series Q
(Small Cap Value)	28,405,691	(1,086,588)	27,319,103
Series V
(Mid Cap Value)	43,959,653	(43,475,503)	484,150
Series X
(Small Cap Growth)	6,994,816	(739,275)	6,255,541
Series Y
(Select 25)	4,295,784	(1,113,899)	3,181,885
Series Z
(Alpha Opportunity)	974,865	(1,974,901)	(1,000,036)
2. Open Futures Contracts
     Open futures contracts for Series H and Series Z as of September 30, 2009 were as follows:

	Series H	Series Z
	S&P 500 E-Mini Future	S&P 500 Index Future

Position	Long	Long
Number of Contracts	19	13
Expiration Date	12/18/2009	12/18/2009
Contract Amount	989,978	3,371,125
Market Value	1,000,255	3,421,925
Unrealized Gain	10,277	50,800
3. Options Written
The following options written were outstanding for Series A, Series B, Series Q and Series V as of September 30, 2009:
Series O Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Allette, Inc.	10/16/09	35.00	280	$8,400
Bemis Company, Inc.	10/16/09	25.00	225	24,750
Chico’s FAS, Inc.	11/20/09	15.00	700	24,500
Eagle Materials, Inc.	10/16/09	30.00	84	3,780
Fossil, Inc.	10/16/09	25.00	71	21,300
Louisiana-Pacific Corporation	11/20/09	7.50	1,640	98,400
TreeHouse Foods, Inc.	11/20/09	40.00	370	11,100
USEC, Inc.	10/16/09	5.00	114	1,710

Total call options outstanding (premiums received, $241,544)			3,484	$193,940

NOTES TO FINANCIAL STATEMENTS (continued)
3. Options Written (continued)
Series O Put Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Great Plains Energy, Inc.	12/18/09	15.00	475	2,375

Total call options outstanding (premiums received, $50,553)			475	$2,375

Series Q Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Allette, Inc.	10/16/09	35.00	142	4,260
Bemis Company, Inc.	10/16/09	25.00	262	28,820
Chico’s FAS, Inc.	11/20/09	15.00	461	16,135
Clearwater Paper Corporation	01/15/10	50.00	135	34,425
Commerce Bancshares, Inc.	11/20/09	40.00	20	1,000
Eagle Materials, Inc.	10/16/09	30.00	65	2,925
Fossil, Inc.	10/16/09	25.00	175	52,500
Louisiana-Pacific Corporation	11/20/09	7.50	1,300	78,000
McDermott International, Inc.	11/20/09	25.00	232	47,560
Pico Holdings, Inc.	01/15/10	30.00	301	138,460
TreeHouse Foods, Inc.	11/20/09	40.00	180	5,400
USEC, Inc.	10/16/09	5.00	154	2,310

Total call options outstanding (premiums received $412,133)			3,427	$411,795

Series V Call Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Allette, Inc.	10/16/09	$35.00	528	$15,840
Bemis Company, Inc.	10/16/09	25.00	520	57,200
Chico’s FAS, Inc.	11/20/09	15.00	1,170	40,950
Commerce Bancshares, Inc.	11/20/09	40.00	370	18,500
Community Health Systems, Inc.	12/18/09	30.00	536	192,960
Eagle Materials, Inc.	10/16/09	30.00	161	7,245
Fossil, Inc.	10/16/09	25.00	401	120,300
Louisiana-Pacific Corporation	11/20/09	7.50	3,340	200,400
Redwood Trust, Inc.	01/15/10	17.50	405	24,300
SCANA Corporation	11/20/09	35.00	708	56,640
USEC, Inc.	10/16/09	5.00	336	5,040

Total call options outstanding (premiums received, $754,826)			8,475	$739,375

Series V Put Options Written

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bemis Company, Inc.	01/15/10	$25.00	244	$30,500
GMX Resources, Inc.	11/20/09	10.00	626	12,520
Great Plains Energy, Inc.	12/18/09	15.00	875	4,375

Total call options outstanding (premiums received, $194,467)			1,745	$47,395

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of September 30, 2009 amounted to $23,532 which represents 0.1% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the year ended September 30, 2009 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	12/31/2008	Additions	Reductions	9/30/2009	Gain/(Loss)	Income

Hydrogen Corporation (Shares)	672,346	—	—	672,346	—	—
Hydrogen Corporation (Cost)	$2,571,575	$—	$—	$2,571,575	$—	$—

*	As a result of Series V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.
NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish betwenn (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of September 30, 2009.
These assets are measured on a recurring basis.

		LEVEL 1		LEVEL 3
		quoted prices in active	LEVEL 2	significant
		markets for identical	significant other	unobservable
Description	Total	assets	observable units	inputs

SBL Fund:
Series A (Equity Series)
ASSETS:
Common Stocks	$177,265,344	$177,265,344	$—	$—

Series B (Large Cap Value Series)
ASSETS:
Common Stocks	268,033,759	268,033,759		—
Commercial Paper	4,999,943	—	4,999,943	—
Repurchase Agreement	4,649,000	—	4,649,000	—

Total	277,682,702	268,033,759	9,648,943	—

Series C (Money Market Series)
ASSETS:
Asset Backed Securities	491,141	—	491,141	—
U.S. Government Sponsored Agency Bonds & Notes	90,994,947	—	90,994,947	—
Commercial Paper	88,315,705	—	88,315,705	—

Total	179,801,793	—	179,801,793	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1		LEVEL 3
		quoted prices in active	LEVEL 2	significant
		markets for identical	significant other	unobservable
Description	Total	assets	observable units	inputs

Series D (Global Series)
ASSETS:
Common Stocks	134,810,420	134,810,420	—	—
Foreign Stocks	137,145,732	137,145,732	—	—
Short Term Investments	3,729,678	—	3,729,678	—

Total	275,685,830	271,956,152	3,729,678	—

Series E (U.S. Intermediate Bond Series)
ASSETS:
Corporate Bond	53,519,699	—	53,519,699	—
Preferred Stock	193,320	—	—	193,320
Mortgage Backed Securities	3,891,968	—	3,891,968	—
Asset Backed Securities	408,705	—	408,705	—
U.S. Government Sponsored Agency Bonds & Notes	20,584,613	—	20,584,613	—
U.S. Government Securities	37,940,361	7,555,958	30,384,403	—
Repurchase Agreement	8,670,000	—	8,670,000	—

Total	125,208,666	7,555,958	117,459,388	193,320

Series H (Enhanced Index Series)
ASSETS:
Common Stocks	45,025,057	45,025,057	—	—
U.S. Government Securities	149,987	—	149,987	—
Futures Contracts	10,277	10,277	—	—

Total	45,185,321	45,035,334	149,987	—

Series J (Mid Cap Growth Series)
ASSETS:
Common Stocks	145,994,903	145,994,903	—	—
Warrants	3,627	—	3,627	—
Repurchase Agreement	7,551,000	—	7,551,000	—

Total	153,549,530	145,994,903	7,554,627	—

Series N (Managed Asset Allocation)
ASSETS:
Common Stocks	42,509,727	42,509,697	30	—
Foreign Stocks	9,921,338	9,902,887	18,451	—
Preferred Stock	1,691	1,691	—	—
Rights	10,040	10,040	—	—
Warrants	28	—	28	—
Corporate Bond	10,147,159	—	10,147,159	—
Foreign Bond	119,046	—	119,046	—
Foreign Government Bond	120,518	—	120,518	—
Municipal Bond	339,503	—	339,503	—
Mortgage Backed Securities	9,335,867	—	9,335,867	—
Asset Backed Securities	1,160,420	—	1,160,420	—
U.S. Government Sponsored Agnecy Bonds & Notes	10,795	—	10,795	—
U.S. Government Securities	3,222,930	—	3,222,930	—
Short Term Investments	2,277,960	—	2,277,960	—

Total	79,177,022	52,424,315	26,752,707	—

Series O (All Cap Value Series)
ASSETS:
Common Stocks	160,709,494	160,709,494	—	—

LIABILITIES:
Written Options (net of premiums received)	95,782	95,782	—	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1		LEVEL 3
		quoted prices in active	LEVEL 2	significant
		markets for identical	significant other	unobservable
Description	Total	assets	observable units	inputs

Series P (High Yield Series)
ASSETS:
Common Stocks	36,693	34,632	—	2,061
Preferred Stock	377,412	377,412	—	—
Convertible Bonds	3,115,719	—	3,115,719	—
Corporate Bond	114,697,503	—	114,586,253	111,250
Senior Floating Rate Interests	3,049,410	—	3,049,410	—
Foreign Bond	88,000	—	88,000	—
Foreign Government Bond	375,033	—	375,033	—
Repurchase Agreement	4,472,000	—	4,472,000	—

Total	126,211,770	412,044	125,686,415	113,311

Series Q (Small Cap Value Series)
ASSETS:
Common Stocks	118,578,371	118,578,371	—	—
Repurchase Agreement	1,130,284	—	1,130,284	—

Total	119,708,655	118,578,371	1,130,284	—

LIABILITIES:
Written Options (net of premiums received)	338	338	—	—

Series V (Mid Cap Value Series)
ASSETS:
Common Stocks	291,212,142	291,212,142	—	—
Warrants	3,741	—	3,741	—
Convertible Bonds	2,423,750	—	2,423,750	—
Repurchase Agreement	5,925,000	—	5,925,000	—

Total	299,564,633	291,212,142	8,352,491	—

LIABILITIES:
Written Options (net of premiums received)	162,523	162,523	—	—

Series X (Small Cap Growth Series)
Common Stocks	32,664,818	32,664,818	—	—

Series Y (Select 25 Series)
Common Stocks	35,625,477	35,625,477	—	—

Series Z (Alpha Opportunity Series)
ASSETS:
Common Stocks	17,729,596	17,729,596	—	—
Foreign Stocks	446,750	446,750	—	—
U.S. Government Sponsored Agency Bonds & Notes	2,799,921	—	2,799,921	—
Short Term Investments	3,632,357	—	3,632,357	—
Repurchase Agreement	2,202,708	—	2,202,708	—
Futures Contracts	50,800	50,800	—	—

Total	26,862,132	18,227,146	8,634,986	—

LIABILITIES:
Common Stocks (sold short)	(4,695,295)	(768,398)	—	(3,926,897)
Foreign Stocks (sold short)	(3,859,758)	—	—	(3,859,758)

Total	(8,555,053)	(768,398)	—	(7,786,655)

NOTES TO FINANCIAL STATEMENTS (continued)
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments

Series E (U.S. Intermediate Bond Series)
ASSETS:
Beginning Balance	$90,205
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	103,115
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	193,320

Series N (Managed Asset Allocation Series)
ASSETS:
Beginning Balance	$30,793
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	2,732
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(33,525)

Ending Balance	—

Series P (High Yield Series)
ASSETS:
Beginning Balance	$450,303
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	(926,538)
Purchases, sales, issuances, and settlements (net)	(35,928)
Transfers in and/or out of Level 3	625,474

Ending Balance	113,311

Series Z (Alpha Opportunity Series)
LIABILITIES:
Beginning Balance	$7,786,655
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	—
Purchases & sales (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	7,786,655

NOTES TO FINANCIAL STATEMENTS (continued)
7. Senior Loan
Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS (continued)
8. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	November 25, 2009

By:	/s/ BRENDA M. HARWOOD

Brenda M. Harwood, Treasurer

Date:	November 25, 2009